UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of registrant as specified in charter)

888 Boylston Street, Suite 800, Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of December 31, 2018 (Unaudited)

Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 68.8% of Net Assets

Non-Convertible Bonds – 63.3%

	ABS Other – 0.5%
$25,637,545	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(a)(b)(c)	$25,342,713
20,205,923	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(a)(b)(d)(e)	15,447,428
8,170,790	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(a)(b)(d)(e)	3,960,382
32,585,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(a)(b)(d)(e)(f)	—
11,859,576	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(b)(c)	11,365,235
		56,115,758
	Aerospace & Defense – 1.2%
26,680,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	25,012,500
1,510,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	1,024,106
11,844,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	10,570,770
4,055,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	4,186,828
10,576,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	9,866,033
328,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039	344,400
10,821,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	11,362,050
6,995,000	Textron Financial Corp., 3-month LIBOR + 1.735%, 4.351%, 2/15/2067, 144A(g)	5,036,400
23,658,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	31,794,222
25,941,000	TransDigm, Inc., 6.500%, 7/15/2024	25,227,622
		124,424,931
	Airlines – 0.8%
4,754,080	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	4,563,370
4,657,037	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	4,504,447
2,617,743	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	2,656,433
2,695,901	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	2,727,631
1,207	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	1,252
284,489	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	296,777
5,570,416	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	5,550,474
56,320,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	56,770,560
1,496,832	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	1,517,533
		78,588,477
	Automotive – 0.7%
3,641,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	3,240,490
3,172,000	Cummins, Inc., 6.750%, 2/15/2027	3,701,338
1,560,000	Ford Motor Co., 6.625%, 2/15/2028	1,554,493

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – continued
$1,580,000	Ford Motor Co., 7.500%, 8/01/2026	$1,709,512
37,875,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	37,948,288
12,479,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	10,950,323
6,201,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	6,045,975
3,510,000	IHO Verwaltungs GmbH, 5.250% PIK, 4.500% Cash, 9/15/2023, 144A(h)	3,211,650
9,660,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	8,790,600
		77,152,669
	Banking – 5.6%
4,423,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	4,131,743
59,285,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	56,982,726
54,910,000	Bank of Nova Scotia (The), 2.130%, 6/15/2020, (CAD)	39,954,144
16,525,000	Bank of Nova Scotia (The), 2.462%, 3/14/2019, (CAD)	12,114,016
22,200,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(i)	22,644,000
7,340,000	Citigroup, Inc., 4.500%, 1/14/2022	7,499,529
52,380,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	35,850,161
4,045,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	4,031,805
5,875,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	4,568,048
27,405,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	20,211,087
4,065,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	4,155,896
26,445,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	23,982,509
42,630,000	Morgan Stanley, 2.500%, 1/24/2019	42,612,605
6,600,000	Morgan Stanley, 3.950%, 4/23/2027	6,222,443
47,205,000	Morgan Stanley, 4.350%, 9/08/2026	45,874,023
75,000,000	Morgan Stanley, GMTN, 5.000%, 9/30/2021, (AUD)	55,673,573
139,740,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	139,941,832
15,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	16,609,796
68,800,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	50,471,644
2,250,000	National Australia Bank Ltd., 5.000%, 3/11/2024, (AUD)	1,746,107
		595,277,687
	Brokerage – 1.3%
3,986,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	3,876,385
2,010,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 8/15/2024, 144A	1,859,250
29,995,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	29,920,013
51,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	52,421,992
29,470,000	Jefferies Group LLC, 6.250%, 1/15/2036	29,549,448
22,428,000	Jefferies Group LLC, 6.450%, 6/08/2027	23,451,380
		141,078,468
	Building Materials – 0.2%
7,794,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	6,897,690
4,057,000	Masco Corp., 6.500%, 8/15/2032	4,484,808
841,000	Masco Corp., 7.125%, 3/15/2020	878,529
4,534,000	Masco Corp., 7.750%, 8/01/2029	5,403,167

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Building Materials – continued
$6,344,000	Owens Corning, 7.000%, 12/01/2036	$7,016,220
		24,680,414
	Cable Satellite – 0.9%
24,185,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	22,242,461
9,330,000	DISH DBS Corp., 5.000%, 3/15/2023	7,767,225
37,585,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	28,114,141
6,190,000	Time Warner Cable LLC, 4.500%, 9/15/2042	4,976,161
535,000	Time Warner Cable LLC, 5.875%, 11/15/2040	510,955
15,800,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	11,754,288
19,615,000	Ziggo BV, 5.500%, 1/15/2027, 144A	17,555,425
		92,920,656
	Chemicals – 1.7%
3,744,000	Chemours Co. (The), 6.625%, 5/15/2023	3,781,440
18,254,000	Consolidated Energy Finance S.A., 6.500%, 5/15/2026, 144A	17,478,205
33,969,000	Hexion, Inc., 7.875%, 2/15/2023(b)(c)	18,682,950
11,305,000	Hexion, Inc., 9.200%, 3/15/2021(b)(c)	6,217,750
17,370,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	7,642,800
119,535,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	118,649,704
6,795,000	Methanex Corp., 5.250%, 3/01/2022	6,852,257
2,305,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	2,189,750
		181,494,856
	Construction Machinery – 0.4%
27,030,000	Toro Co. (The), 6.625%, 5/01/2037(b)(c)	31,458,740
3,280,000	United Rentals North America, Inc., 4.875%, 1/15/2028	2,878,200
9,505,000	United Rentals North America, Inc., 6.500%, 12/15/2026	9,362,425
		43,699,365
	Consumer Cyclical Services – 0.1%
8,919,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	9,097,380
	Consumer Products – 0.1%
15,473,000	Avon Products, Inc., 8.950%, 3/15/2043	11,991,575
	Diversified Manufacturing – 0.1%
11,695,000	General Electric Co., Series A, MTN, 3-month LIBOR + 0.300%, 2.736%, 5/13/2024(g)	9,589,900
	Electric – 1.3%
3,075,000	AES Corp. (The), 4.875%, 5/15/2023	3,005,813
46,218,466	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	50,170,527
38,973,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	39,013,532
8,663,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	10,442,928
12,250,000	Vistra Energy Corp., 5.875%, 6/01/2023	12,250,000
21,242,000	Vistra Energy Corp., 7.625%, 11/01/2024	22,410,310
		137,293,110

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Finance Companies – 3.9%
$3,100,000		AGFC Capital Trust I, 3-month LIBOR + 1.750%, 4.186%, 1/15/2067, 144A(b)(c)(g)	$1,240,000
15,330,000		Antares Holdings LP, 6.000%, 8/15/2023, 144A	15,154,370
2,340,000		iStar, Inc., 4.625%, 9/15/2020	2,281,500
9,933,000		iStar, Inc., 5.000%, 7/01/2019	9,901,959
1,890,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	1,885,275
2,830,000		Navient Corp., 5.875%, 10/25/2024	2,363,050
150,996	(††)	Navient Corp., 6.000%, 12/15/2043	2,481,368
35,296,000		Navient Corp., 6.750%, 6/15/2026	29,295,680
75,327,000		Navient Corp., MTN, 6.125%, 3/25/2024	64,592,902
27,420,000		Navient LLC, 5.500%, 1/25/2023	23,992,500
2,950,000		Navient LLC, MTN, 7.250%, 1/25/2022	2,846,750
51,024,000		Navient LLC, Series A, MTN, 5.625%, 8/01/2033	33,675,840
64,652,000		Springleaf Finance Corp., 5.250%, 12/15/2019	64,805,872
31,410,000		Springleaf Finance Corp., 6.875%, 3/15/2025	28,111,950
10,145,000		Springleaf Finance Corp., 7.125%, 3/15/2026	9,054,413
36,085,000		Springleaf Finance Corp., 7.750%, 10/01/2021	36,220,319
77,845,000		Springleaf Finance Corp., 8.250%, 10/01/2023	79,985,737
			407,889,485
		Financial Other – 0.3%
35,775,000		Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	34,791,187
		Food & Beverage – 0.0%
1,500,000		Fonterra Co-operative Group Ltd., MTN, 4.500%, 6/30/2021, (AUD)	1,101,025
		Gaming – 0.2%
17,635,000		International Game Technology PLC, 6.250%, 1/15/2027, 144A	16,929,600
		Government Guaranteed – 0.7%
99,500,000		New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)	73,083,126
		Government Owned – No Guarantee – 0.8%
28,720,000		Pertamina Persero PT, 6.450%, 5/30/2044, 144A	29,945,109
31,880,000		Petrobras Global Finance BV, 4.375%, 5/20/2023	30,409,376
24,335,000		Petrobras Global Finance BV, 5.625%, 5/20/2043	20,392,973
			80,747,458
		Healthcare – 2.5%
5,175,000		HCA, Inc., 5.375%, 9/01/2026	5,032,688
27,204,000		HCA, Inc., 7.050%, 12/01/2027	28,360,170
27,545,000		HCA, Inc., 7.500%, 11/06/2033	28,922,250
45,324,000		HCA, Inc., 8.360%, 4/15/2024	49,856,400
6,944,000		HCA, Inc., MTN, 7.580%, 9/15/2025	7,360,640
12,446,000		HCA, Inc., MTN, 7.750%, 7/15/2036	12,912,725
1,430,000		Tenet Healthcare Corp., 4.375%, 10/01/2021	1,383,525
45,135,000		Tenet Healthcare Corp., 5.125%, 5/01/2025	42,088,387
54,975,000		Tenet Healthcare Corp., 6.750%, 6/15/2023	51,607,781
37,339,000		Tenet Healthcare Corp., 6.875%, 11/15/2031	31,364,760

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$1,300,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	$1,319,500
990,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	992,475
690,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	686,550
		261,887,851
	Home Construction – 0.7%
363,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	337,590
16,729,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	13,383,200
52,605,000	PulteGroup, Inc., 6.000%, 2/15/2035	45,503,325
13,360,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	13,259,800
		72,483,915
	Independent Energy – 3.7%
1,190,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	1,128,765
2,770,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	2,347,297
24,372,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	24,927,682
7,440,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	7,123,800
6,507,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	5,628,555
21,830,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	12,224,800
11,379,000	California Resources Corp., 5.500%, 9/15/2021	8,173,422
1,709,000	California Resources Corp., 6.000%, 11/15/2024	1,042,490
68,895,000	California Resources Corp., 8.000%, 12/15/2022, 144A	46,676,362
1,835,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	1,601,038
15,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	14,513
1,940,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	1,881,800
24,610,000	Chesapeake Energy Corp., 8.000%, 1/15/2025	21,718,325
36,790,000	Chesapeake Energy Corp., 8.000%, 6/15/2027	30,903,600
19,891,000	Continental Resources, Inc., 3.800%, 6/01/2024	18,830,200
8,832,000	Continental Resources, Inc., 4.500%, 4/15/2023	8,692,253
608,000	Continental Resources, Inc., 5.000%, 9/15/2022	603,686
2,000,000	Eclipse Resources Corp., 8.875%, 7/15/2023	1,715,000
1,775,000	EQT Corp., 8.125%, 6/01/2019	1,805,119
12,262,000	Halcon Resources Corp., 6.750%, 2/15/2025	8,951,260
20,735,000	Lonestar Resources America, Inc., 11.250%, 1/01/2023, 144A	19,213,258
145,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	137,025
16,830,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	16,072,650
2,660,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	2,457,175
280,000	Pan American Energy LLC, 7.875%, 5/07/2021, 144A	280,350
4,270,000	QEP Resources, Inc., 5.250%, 5/01/2023	3,778,950
27,050,000	Sanchez Energy Corp., 6.125%, 1/15/2023	4,869,000
12,420,000	Sanchez Energy Corp., 7.750%, 6/15/2021	2,918,700
4,915,000	SM Energy Co., 5.000%, 1/15/2024	4,276,050
9,235,000	SM Energy Co., 5.625%, 6/01/2025	8,034,450
17,818,000	SM Energy Co., 6.125%, 11/15/2022	16,838,010
7,107,000	SM Energy Co., 6.625%, 1/15/2027	6,289,695
9,895,000	SM Energy Co., 6.750%, 9/15/2026	8,856,025
25,660,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	20,271,400

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$38,670,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	$36,736,500
7,005,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	6,383,656
33,205,000	Whiting Petroleum Corp., 6.625%, 1/15/2026	28,473,287
		391,876,148
	Life Insurance – 2.4%
6,212,000	American International Group, Inc., 4.875%, 6/01/2022	6,445,116
67,930,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(i)	66,911,050
1,185,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(i)	1,542,119
15,000,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	16,544,337
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	14,855,500
2,030,000	MetLife, Inc., (fixed rate to 4/08/2038, variable rate thereafter), 9.250%, 4/08/2068, 144A	2,557,800
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	72,181,497
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(b)(c)	61,104,513
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(b)(c)	16,169,279
		258,311,211
	Local Authorities – 0.3%
38,490,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	27,196,610
1,507,000	Ontario Hydro, 6.042%, 11/27/2020, (CAD)(j)	1,055,452
		28,252,062
	Media Entertainment – 0.6%
13,852,000	Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3/15/2020	13,505,700
164,410,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	5,431,907
1,160,000	iHeartCommunications, Inc., 9.000%, 3/01/2021(k)	777,200
66,650,000	iHeartCommunications, Inc., 9.000%, 9/15/2022(k)	44,322,250
		64,037,057
	Metals & Mining – 1.2%
8,456,540	1839688 Alberta ULC, 14.000% PIK, 14.000% Cash, 2/13/2020(a)(b)(e)(k)(l)	4,228
35,180,000	ArcelorMittal, 6.750%, 3/01/2041	37,150,851
3,635,000	ArcelorMittal, 7.000%, 10/15/2039	3,829,837
3,950,000	Barrick Gold Corp., 5.800%, 11/15/2034	4,099,909
23,735,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	24,929,905
2,455,000	Commercial Metals Co., 5.375%, 7/15/2027	2,197,225
5,000,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	4,012,500
100,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	96,000
16,650,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	15,442,875
1,445,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	1,192,125
11,965,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	8,742,373
15,555,000	United States Steel Corp., 6.650%, 6/01/2037	11,705,138
10,540,000	Worthington Industries, Inc., 6.500%, 4/15/2020	10,892,541
		124,295,507
	Midstream – 1.1%
755,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022, 144A	728,575

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – continued
$9,050,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	$8,778,500
7,325,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	7,327,377
1,455,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	1,484,884
7,500,000	Florida Gas Transmission Co. LLC, 7.900%, 5/15/2019, 144A	7,612,679
310,000	Gibson Energy, Inc., 5.375%, 7/15/2022, 144A, (CAD)	226,221
31,400,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	32,788,566
17,922,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	15,412,920
11,555,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	11,092,800
205,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	233,700
15,845,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(i)	14,644,900
18,753,000	Williams Cos., Inc., 3.350%, 8/15/2022	18,352,124
		118,683,246
	Mortgage Related – 0.0%
31,741	FHLMC, 5.000%, 12/01/2031	33,312
	Non-Agency Commercial Mortgage-Backed Securities – 0.0%
390,185	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.780%, 8/10/2045(m)	395,232
3,233,278	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	2,368,355
		2,763,587
	Oil Field Services – 1.4%
15,500,000	Ensco PLC, 7.750%, 2/01/2026	11,470,000
8,997,000	Global Marine, Inc., 7.000%, 6/01/2028	7,287,570
15,000,000	Nabors Industries, Inc., 5.100%, 9/15/2023	11,457,750
13,165,000	Noble Holding International Ltd., 7.875%, 2/01/2026, 144A	11,223,163
10,000	Precision Drilling Corp., 5.250%, 11/15/2024	8,300
6,764	Precision Drilling Corp., 6.500%, 12/15/2021	6,290
2,710,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	2,317,050
29,488,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	28,234,760
51,710,000	Transocean, Inc., 5.800%, 10/15/2022	45,504,800
43,287,000	Transocean, Inc., 6.800%, 3/15/2038	28,785,855
		146,295,538
	Paper – 1.2%
38,882,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	51,987,653
9,625,000	International Paper Co., 8.700%, 6/15/2038	12,804,413
8,214,000	WestRock MWV LLC, 7.950%, 2/15/2031	10,488,957
25,138,000	WestRock MWV LLC, 8.200%, 1/15/2030	31,914,959
4,127,000	Weyerhaeuser Co., 6.950%, 10/01/2027	4,837,166
14,035,000	Weyerhaeuser Co., 7.375%, 3/15/2032	17,162,511
		129,195,659
	Property & Casualty Insurance – 0.2%
2,000,000	Liberty Mutual Group, Inc., 3-month LIBOR + 2.905%, 5.693%, 3/07/2067, 144A(g)	1,860,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Property & Casualty Insurance – continued
$80,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 13.696%, 1/15/2033(f)(g)	$48,800
13,985,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 13.696%, 1/15/2033, 144A(f)(g)	8,530,850
7,635,000	Radian Group, Inc., 4.500%, 10/01/2024	6,919,219
		17,358,869
	Retailers – 0.6%
4,680,000	Dillard’s, Inc., 7.000%, 12/01/2028	4,765,410
7,182,000	Dillard’s, Inc., 7.750%, 7/15/2026	7,513,521
2,250,000	Dillard’s, Inc., 7.750%, 5/15/2027	2,422,710
3,774,000	Foot Locker, Inc., 8.500%, 1/15/2022	4,075,920
7,675,000	GameStop Corp., 5.500%, 10/01/2019, 144A	7,636,625
36,970,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	11,645,550
3,515,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	1,142,375
9,245,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	9,790,894
18,238,000	TRU Taj LLC/TRU Taj Finance, Inc., 11.000%, 1/22/2019, 144A	18,306,575
		67,299,580
	Supermarkets – 1.9%
14,985,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025	13,111,875
6,795,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024	6,302,362
111,632,000	New Albertsons LP, 7.450%, 8/01/2029	89,305,600
33,814,000	New Albertsons LP, 7.750%, 6/15/2026	27,645,650
35,988,000	New Albertsons LP, 8.000%, 5/01/2031	29,288,474
13,559,000	New Albertsons LP, 8.700%, 5/01/2030	11,389,560
24,159,000	New Albertsons LP, Series C, MTN, 6.625%, 6/01/2028	17,877,660
2,705,000	Safeway, Inc., 7.250%, 2/01/2031	2,353,350
		197,274,531
	Supranational – 0.4%
18,525,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	13,811,890
40,000,000	Inter-American Development Bank, MTN, 6.500%, 8/20/2019, (AUD)	28,924,831
		42,736,721
	Technology – 1.0%
238,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	244,545
9,335,000	Amkor Technology, Inc., 6.375%, 10/01/2022	9,361,138
73,905,000	KLA-Tencor Corp., 4.650%, 11/01/2024	75,739,478
12,970,000	KLA-Tencor Corp., 5.650%, 11/01/2034	13,221,768
2,277,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	2,601,769
6,140,000	Seagate Hdd Cayman, 4.875%, 6/01/2027	5,210,947
		106,379,645
	Transportation Services – 0.2%
20,994,000	APL Ltd., 8.000%, 1/15/2024(b)(c)	18,675,213

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Treasuries – 16.9%
545,500,000		Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)	$392,422,759
980,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(n)	1,108,356
2,040,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(n)	1,984,724
1,290,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(n)	1,231,574
310,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2037, (EUR)(n)	296,254
3,710,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(n)	3,535,087
4,825,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(n)	4,540,765
465,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2040, (EUR)(n)	436,505
6,200,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(n)	5,811,025
2,331,740,000		Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	19,150,996
5,523,835,000		Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	43,047,375
8,600,000	(†††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	36,966,204
8,554,600	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	41,549,018
4,579,595	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	21,504,702
10,160,320	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	48,019,135
39,547,655	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	196,404,541
3,288,446	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	16,451,141
113,749	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	614,774
34,470,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	186,298,583
137,580,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	92,949,094
128,565,000		New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)	94,834,862
83,000,000		New Zealand Government Bond, Series 420, 3.000%, 4/15/2020, (NZD)	56,602,342
764,599,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	93,841,274
1,096,778,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	128,584,266
253,010,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	65,606,670
97,345,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	27,862,157
203,945,000		U.S. Treasury Bond, 3.000%, 8/15/2048	202,981,042
			1,784,635,225
		Wireless – 1.1%
281,500,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	12,641,304
143,600,000		America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	5,809,254
53,182,000		Sprint Capital Corp., 6.875%, 11/15/2028	50,256,990
8,400,000		Sprint Capital Corp., 8.750%, 3/15/2032	8,862,000
27,683,000		Sprint Communications, Inc., 6.000%, 11/15/2022	27,166,158
10,853,000		Sprint Corp., 7.125%, 6/15/2024	10,748,160
2,268,000		Sprint Corp., 7.250%, 9/15/2021	2,321,298
			117,805,164
		Wirelines – 5.1%
137,303,000		AT&T, Inc., 4.300%, 2/15/2030	129,749,373
18,120,000		AT&T, Inc., 4.500%, 3/09/2048	15,505,410

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$19,930,000	AT&T, Inc., 4.550%, 3/09/2049	$17,155,653
5,790,000	Bell Canada, Inc., MTN, 6.550%, 5/01/2029, 144A, (CAD)	5,114,387
3,695,000	Bell Canada, Inc., MTN, 7.300%, 2/23/2032, (CAD)	3,492,089
10,946,000	Bell Canada, Inc., Series M-17, 6.100%, 3/16/2035, (CAD)	9,481,696
1,875,000	CenturyLink, Inc., 5.625%, 4/01/2025	1,650,000
11,005,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	9,684,400
1,700,000	CenturyLink, Inc., Series S, 6.450%, 6/15/2021	1,695,750
11,795,000	CenturyLink, Inc., Series W, 6.750%, 12/01/2023	11,367,431
3,825,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	3,162,357
1,150,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	948,750
29,785,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	24,572,625
9,614,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	8,460,320
4,990,000	Embarq Corp., 7.995%, 6/01/2036	4,515,950
24,305,000	Frontier Communications Corp., 6.875%, 1/15/2025	12,334,788
60,000	Frontier Communications Corp., 7.000%, 11/01/2025	26,507
830,000	Frontier Communications Corp., 7.125%, 1/15/2023	468,950
4,035,000	Frontier Communications Corp., 7.875%, 1/15/2027	1,976,222
410,000	Frontier Communications Corp., 9.000%, 8/15/2031	219,350
57,007,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	47,807,780
9,910,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	8,076,650
30,725,000	Qwest Corp., 6.875%, 9/15/2033	27,447,964
10,785,000	Qwest Corp., 7.250%, 9/15/2025	11,104,046
49,543,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	42,854,695
23,485,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	21,198,266
4,300,000	Telecom Italia SpA, EMTN, 5.875%, 5/19/2023, (GBP)	5,704,417
4,700,000	Telefonica Emisiones S.A., EMTN, 5.289%, 12/09/2022, (GBP)	6,669,955
18,145,000	Telefonica Emisiones S.A., EMTN, 5.375%, 2/02/2026, (GBP)	26,573,165
71,128,000	Verizon Communications, Inc., 4.329%, 9/21/2028	71,388,328
5,495,000	Windstream Services LLC/Windstream Finance Corp., 9.000%, 6/30/2025, 144A	3,722,863
12,552,000	Windstream Services LLC/Windstream Finance Corp., 10.500%, 6/30/2024, 144A	9,539,520
		543,669,657
	Total Non-Convertible Bonds (Identified Cost $7,506,810,343)	6,691,896,825
Convertible Bonds – 3.8%

	Building Materials – 0.1%
12,041,000	KB Home, 1.375%, 2/01/2019	11,965,720
	Cable Satellite – 1.7%
48,505,000	DISH Network Corp., 2.375%, 3/15/2024	38,618,032
177,520,000	DISH Network Corp., 3.375%, 8/15/2026	143,350,240
		181,968,272
	Healthcare – 0.1%
6,420,000	Evolent Health, Inc., 2.000%, 12/01/2021	7,118,971
	Independent Energy – 0.5%
57,440,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	46,231,273

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Independent Energy – continued
$4,415,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	$4,174,007
		50,405,280
	Leisure – 0.3%
35,626,000	Rovi Corp., 0.500%, 3/01/2020	33,403,294
	Midstream – 0.1%
14,628,000	SM Energy Co., 1.500%, 7/01/2021	13,596,931
	Pharmaceuticals – 0.1%
4,102,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	4,079,025
1,263,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	1,405,087
		5,484,112
	REITs - Diversified – 0.1%
18,765,000	iStar, Inc., 3.125%, 9/15/2022	16,908,016
	Technology – 0.8%
13,345,000	Booking Holdings, Inc., 0.900%, 9/15/2021	14,726,701
6,573,043	Liberty Interactive LLC, 3.500%, 1/15/2031	7,717,851
27,117,000	Nuance Communications, Inc., 1.000%, 12/15/2035	23,316,552
16,613,000	Nuance Communications, Inc., 1.250%, 4/01/2025	14,565,282
1,566,000	Nuance Communications, Inc., 1.500%, 11/01/2035	1,465,923
23,950,000	Western Digital Corp., 1.500%, 2/01/2024, 144A	19,409,104
		81,201,413
	Total Convertible Bonds (Identified Cost $456,011,981)	402,052,009
Municipals – 1.7%

	District of Columbia – 0.1%
5,610,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	7,875,486
	Illinois – 0.2%
25,725,000	State of Illinois, 5.100%, 6/01/2033	24,526,987
	Michigan – 0.1%
13,390,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	13,069,175
	Virginia – 0.9%
96,825,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	91,370,848
	Puerto Rico – 0.4%
85,210,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035(k)	45,800,375
	Total Municipals (Identified Cost $207,629,471)	182,642,871
	Total Bonds and Notes (Identified Cost $8,170,451,795)	7,276,591,705

Principal Amount (‡)	Description	Value (†)

Senior Loans – 0.7%

	Chemicals – 0.5%
$48,235,000	Houghton International, Inc., New 2nd Lien Term Loan, 1-month LIBOR + 8.500%, 11.022%, 12/20/2020(g)	$47,752,650
	Financial Other – 0.2%
16,347,953	DBRS Ltd., Term Loan, 3-month LIBOR + 5.250%, 7.957%, 3/04/2022(g)	16,102,734
	Oil Field Services – 0.0%
3,714,140	Petroleum Geo-Services ASA, New Term Loan B, 3-month LIBOR + 2.500%, 5.310%, 3/19/2021(g)	3,335,297
	Technology – 0.0%
7,048,927	IQOR U.S., Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.750%, 11.148%, 4/01/2022(g)	5,103,423
	Total Senior Loans (Identified Cost $74,533,045)	72,294,104

Shares
Common Stocks – 6.5%

	Aerospace & Defense – 0.3%
1,856,174	Arconic, Inc.	31,295,094
	Automobiles – 1.5%
21,480,222	Ford Motor Co.	164,323,698
	Diversified Telecommunication Services – 3.0%
11,115,698	AT&T, Inc.	317,242,021
149,333	Cincinnati Bell, Inc.(f)	1,161,811
		318,403,832
	Electronic Equipment, Instruments & Components – 0.3%
1,186,087	Corning, Inc.	35,831,688
	Media – 0.1%
559,124	Dex Media, Inc.(d)(f)	5,619,196
	Oil, Gas & Consumable Fuels – 0.1%
1,033,462	Chesapeake Energy Corp.(f)	2,170,270
2,354	Frontera Energy Corp.(f)	23,071
209,391	Paragon Offshore Ltd., Litigation Units, Class A(d)(f)	183,217
299,302	Paragon Offshore Ltd., Litigation Units, Class B(d)(f)	10,176,268
2,021	Southcross Holdings Group LLC(d)(f)	—
2,021	Southcross Holdings LP, Class A(d)(f)	959,975
		13,512,801
	Pharmaceuticals – 1.2%
2,361,511	Bristol-Myers Squibb Co.	122,751,342
	Total Common Stocks (Identified Cost $763,242,465)	691,737,651

Shares	Description	Value (†)
Preferred Stocks – 1.7%

Convertible Preferred Stocks – 1.6%

	Banking – 0.3%
25,823	Bank of America Corp., Series L, 7.250%	$32,343,308
	Communications – 0.0%
4,982	Cincinnati Bell, Inc., Series B, 6.750%	141,140
	Energy – 0.2%
430,667	El Paso Energy Capital Trust I, 4.750%	17,980,347
	Independent Energy – 0.4%
257,387	Chesapeake Energy Corp., 4.500%	10,823,123
476,844	Chesapeake Energy Corp., 5.000%	24,738,667
16,454	Chesapeake Energy Corp., Series A, 5.750%, 144A(a)	7,034,085
		42,595,875
	Midstream – 0.4%
3,044	Chesapeake Energy Corp., 5.750%	1,570,253
49,621	Chesapeake Energy Corp., 5.750%(a)	21,212,978
39,322	Chesapeake Energy Corp., 5.750%, 144A	20,284,324
		43,067,555
	REITs - Diversified – 0.2%
544,588	iStar, Inc., Series J, 4.500%	23,041,409
	REITs - Health Care – 0.1%
172,150	Welltower, Inc., Series I, 6.500%	10,871,273
	Total Convertible Preferred Stocks (Identified Cost $220,357,759)	170,040,907
Non-Convertible Preferred Stocks – 0.1%

	Electric – 0.0%
2,925	Connecticut Light & Power Co. (The), 1.900%	142,985
50,100	Southern California Edison Co., 4.780%	1,024,044
		1,167,029
	Finance Companies – 0.0%
16,004	iStar, Inc., Series G, 7.650%	356,089

Shares	Description	Value (†)
Preferred Stocks – continued

Non-Convertible Preferred Stocks – continued

	Home Construction – 0.0%
52,867	Hovnanian Enterprises, Inc., 7.625%(f)	$132,167
	REITs - Office Property – 0.0%
2,318	Highwoods Realty LP, Series A, 8.625%	2,607,750
	REITs - Warehouse/Industrials – 0.1%
169,007	ProLogis, Inc., Series Q, 8.540%	9,971,413
	Total Non-Convertible Preferred Stocks (Identified Cost $11,892,010)	14,234,448
	Total Preferred Stocks (Identified Cost $232,249,769)	184,275,355
Closed-End Investment Companies – 0.0%
170,002	NexPoint Strategic Opportunities Fund (Identified Cost $9,807,937)	3,388,140

Principal Amount (‡)
Short-Term Investments – 20.7%
$25,000,000	Federal National Mortgage Association Discount Notes, 2.298%, 1/30/2019(o)	24,953,725
123,565,000	Ford Motor Credit Co. LLC, 4.331%, 12/02/2019(o)	119,054,548
7,202,573	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2018 at 1.500% to be repurchased at $7,203,173 on 1/02/2019 collateralized by $5,545,000 U.S. Treasury Bond, 4.375% due 5/15/2041 valued at $6,834,074; $510,000 U.S. Treasury Notes, 2.875% due 9/30/2023 valued at $520,645 including accrued interest(p)	7,202,573
525,000,000	U.S. Treasury Bills, 2.157%-2.164%, 1/03/2019(o)(q)	524,967,187
351,000,000	U.S. Treasury Bills, 2.160%-2.200%, 4/25/2019(o)(q)	348,348,915
30,500,000	U.S. Treasury Bills, 2.281%, 1/31/2019(o)	30,443,736
250,000,000	U.S. Treasury Bills, 2.305%, 2/07/2019(o)	249,409,063
540,000,000	U.S. Treasury Bills, 2.310%, 2/14/2019(o)	538,455,227
350,000,000	U.S. Treasury Bills, 2.460%, 5/30/2019(o)	346,508,897
	Total Short-Term Investments (Identified Cost $2,189,228,088)	2,189,343,871
	Total Investments – 98.4% (Identified Cost $11,439,513,099)	10,417,630,826
	Other assets less liabilities – 1.6%	165,297,197
	Net Assets – 100.0%	$10,582,928,023

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of December 31, 2018, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$190,256,393	1.8%	$19,412,038	0.2%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Level 3 security. Value has been determined using significant unobservable inputs.
(b)	Illiquid security.
(c)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2018, the value of these securities amounted to $190,256,393 or 1.8% of net assets.
(d)	Securities subject to restriction on resale. At December 31, 2018, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Dex Media, Inc.	August 12, 2016	$2,639,400	$5,619,196	0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class C	December 18, 2014	19,101,306	15,447,428	0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class D	December 18, 2014	7,582,168	3,960,382	Less than 0.1%

GCA2014 Holdings Ltd., Series 2014-1, Class E	December 18, 2014	25,395,339	—	—
Paragon Offshore Ltd., Litigation Units, Class A	July 18, 2017	1,451,033	183,217	Less than 0.1%
Paragon Offshore Ltd., Litigation Units, Class B	July 18, 2017	28,157,326	10,176,268	0.1%
Southcross Holdings Group LLC	April 29, 2016	—	—	—
Southcross Holdings LP, Class A	April 29, 2016	2,950,992	959,975	Less than 0.1%

(e)	Fair valued by the Fund’s adviser. At December 31, 2018, the value of these securities amounted to $19,412,038 or 0.2% of net assets.
(f)	Non-income producing security.
(g)	Variable rate security. Rate as of December 31, 2018 is disclosed.
(h)

Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended December 31, 2018, interest payments were made in cash.

(i)	Perpetual bond with no specified maturity date.
(j)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(k)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(l)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. No payments were made during the period.
(m)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2018 is disclosed.

(n)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(o)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(p)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(q)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the value of Rule 144A holdings amounted to $1,536,503,491 or 14.5% of net assets.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$11,365,235	$44,750,523	(a)(b)	$56,115,758
Finance Companies	2,481,368	405,408,117	—		407,889,485
Metals & Mining	—	124,291,279	4,228	(c)	124,295,507
All Other Non-Convertible Bonds*	—	6,103,596,075	—		6,103,596,075

Total Non-Convertible Bonds	2,481,368	6,644,660,706	44,754,751		6,691,896,825

Convertible Bonds*	—	402,052,009	—		402,052,009
Municipals*	—	182,642,871	—		182,642,871

Total Bonds and Notes	2,481,368	7,229,355,586	44,754,751		7,276,591,705

Senior Loans*	—	72,294,104	—		72,294,104
Common Stocks
Media	—	5,619,196	—		5,619,196
Oil, Gas & Consumable Fuels	2,193,341	11,319,460	—		13,512,801
All Other Common Stocks*	672,605,654	—	—		672,605,654

Total Common Stocks	674,798,995	16,938,656	—		691,737,651

Preferred Stocks
Convertible Preferred Stocks
Independent Energy	10,823,123	24,738,667	7,034,085	(d)	42,595,875
Midstream	—	21,854,577	21,212,978	(d)	43,067,555
REITs - Diversified	—	23,041,409	—		23,041,409
All Other Convertible Preferred Stocks*	61,336,068	—	—		61,336,068

Total Convertible Preferred Stocks	72,159,191	69,634,653	28,247,063		170,040,907

Non-Convertible Preferred Stocks
Electric	1,024,044	142,985	—		1,167,029
REITs - Office Property	—	2,607,750	—		2,607,750
REITs - Warehouse/Industrials	—	9,971,413	—		9,971,413
All Other Non-Convertible Preferred Stocks*	488,256	—	—		488,256

Total Non-Convertible Preferred Stocks	1,512,300	12,722,148	—		14,234,448

Total Preferred Stocks	73,671,491	82,356,801	28,247,063		184,275,355

Closed-End Investment Companies	3,388,140	—	—		3,388,140
Short-Term Investments	—	2,189,343,871	—		2,189,343,871

Total	$754,339,994	$9,590,289,018	$73,001,814		$10,417,630,826

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)

Valued using broker-dealer bid prices ($25,342,713) or fair valued by the Fund’s adviser ($3,960,382) or fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($15,447,428).

(b)	Includes a security fair valued at zero using Level 3 inputs.
(c)	Fair valued by the Fund’s adviser.
(d)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2018 and/or December 31, 2018:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2018		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2018
Bonds and Notes
Non-Convertible Bonds
ABS Other	$46,028,298	(a)	$—	$32,912	$560,682	$378,974	$(2,250,343)	$—	$—	$44,750,523	(a)	$567,714
Metals & Mining	4,228		46,546	—	(46,546)	—	—	—	—	4,228		(46,546)
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	—		—	—	(2,819,006)	—	—	9,853,091	—	7,034,085		(2,819,006)
Midstream	—		—	—	(7,820,798)	9,795,876	—	19,237,900	—	21,212,978		(7,820,798)

Total	$46,032,526		$46,546	$32,912	$(10,125,668)	$10,174,850	$(2,250,343)	$29,090,991	$—	$73,001,814		$(10,118,636)

(a)	Includes a security fair valued at zero using Level 3 Inputs.

Preferred stocks valued at $29,090,991 were transferred from Level 2 to Level 3 during the period ended December 31, 2018. At September 30, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2018, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2018 (Unaudited)

Treasuries	16.9%
Banking	5.9
Wirelines	5.1
Independent Energy	4.6
Finance Companies	3.9
Diversified Telecommunication Services	3.0
Cable Satellite	2.6
Healthcare	2.6
Life Insurance	2.4
Chemicals	2.2
Other Investments, less than 2% each	28.5
Closed-End Investment Companies	0.0 *
Short-Term Investments	20.7

Total Investments	98.4
Other assets less liabilities	1.6

Net Assets	100.0%

*	Less than 0.1%.

Currency Exposure Summary at December 31, 2018 (Unaudited)

United States Dollar	78.3%
Mexican Peso	5.6
Canadian Dollar	5.5
New Zealand Dollar	2.6
Norwegian Krone	2.1
Other, less than 2% each	4.3

Total Investments	98.4
Other assets less liabilities	1.6

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2018 (Unaudited)

Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 77.7% of Net Assets
Non-Convertible Bonds – 70.8%

	ABS Other – 0.2%
$1,183,630	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(a)(b)(c)(d)	$904,885
478,798	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(a)(b)(c)(d)	232,073
1,855,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(a)(b)(c)(d)(e)	—
685,974	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(c)(f)	657,381
		1,794,339
	Aerospace & Defense – 2.5%
7,865,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	7,373,437
175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	156,188
1,265,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	1,306,125
807,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	752,826
722,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	758,100
6,855,000	Textron, Inc., 5.950%, 9/21/2021	7,231,678
1,290,000	Textron, Inc., 7.250%, 10/01/2019	1,329,269
1,468,000	TransDigm, Inc., 6.500%, 7/15/2024	1,427,630
		20,335,253
	Airlines – 3.2%
483,460	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	488,682
2,130,000	American Airlines Group, Inc., 5.500%, 10/01/2019, 144A	2,135,325
3,290,936	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	3,158,920
1,234,281	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	1,193,839
899,730	American Airlines Pass Through Certificates, Series 2013-1, Class A, 4.000%, 1/15/2027	893,495
292,192	American Airlines Pass Through Certificates, Series 2013-1, Class B, 5.625%, 7/15/2022, 144A	295,382
9,145,460	American Airlines Pass Through Certificates, Series 2016-1, Class B, 5.250%, 7/15/2025	9,414,280
1,908,563	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026	1,903,257
121,704	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	123,503
139,020	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	140,656
612,358	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	636,791
1,361,389	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	1,356,515
964,641	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	921,753
919,485	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	1,002,413
661,575	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	705,722
353,977	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021(b)	365,453
1,620,331	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	1,678,446

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$82,790	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	$83,935
		26,498,367
	Automotive – 4.6%
1,270,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	1,130,300
690,000	Ford Motor Co., 4.346%, 12/08/2026	614,656
2,835,000	Ford Motor Co., 5.291%, 12/08/2046	2,327,481
1,550,000	Ford Motor Co., 6.375%, 2/01/2029	1,548,885
165,000	Ford Motor Co., 6.625%, 2/15/2028	164,417
4,230,000	Ford Motor Co., 6.625%, 10/01/2028	4,271,930
4,955,000	Ford Motor Co., 7.450%, 7/16/2031	5,108,724
1,645,000	Ford Motor Co., 7.500%, 8/01/2026	1,779,840
9,685,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	8,731,084
1,325,000	General Motors Co., 5.200%, 4/01/2045	1,098,100
2,175,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	2,179,209
2,865,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	2,803,411
5,130,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	4,501,575
375,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	365,625
995,000	IHO Verwaltungs GmbH, 5.250% PIK, 4.500% Cash, 9/15/2023, 144A(g)	910,425
515,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	468,650
		38,004,312
	Banking – 8.9%
1,146,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,272,060
1,900,000	Bank of America Corp., 5.490%, 3/15/2019	1,908,623
4,570,000	Bank of America Corp., 6.110%, 1/29/2037	5,022,598
2,424,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023	2,356,149
368,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	343,767
1,700,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	1,633,982
14,790,000	Bank of Nova Scotia (The), 2.462%, 3/14/2019, (CAD)	10,842,136
1,000,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(h)	1,020,000
3,340,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	2,285,978
1,265,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	983,588
6,560,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	4,837,976
1,955,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	1,998,715
7,680,000	Lloyds Banking Group PLC, 4.344%, 1/09/2048	6,060,381
770,000	Lloyds Banking Group PLC, 5.300%, 12/01/2045	700,887
1,360,000	Morgan Stanley, 2.500%, 1/24/2019	1,359,445
2,120,000	Morgan Stanley, 3.950%, 4/23/2027	1,998,724
300,000	Morgan Stanley, 4.350%, 9/08/2026	291,541
3,115,000	Morgan Stanley, 5.750%, 1/25/2021	3,247,857
13,040,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	13,058,834
3,950,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	2,897,718

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$1,920,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	$1,943,238
2,300,000	Royal Bank of Scotland Group PLC, Series U, 3-month LIBOR + 2.320%, 5.123%(h)(i)	2,067,125
5,000,000	Societe Generale S.A., 5.200%, 4/15/2021, 144A	5,207,625
		73,338,947
	Brokerage – 1.7%
349,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	339,402
200,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 8/15/2024, 144A	185,000
2,890,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	2,882,775
3,225,000	Jefferies Group LLC, 5.125%, 1/20/2023	3,297,463
3,055,000	Jefferies Group LLC, 6.250%, 1/15/2036	3,063,236
1,805,000	Jefferies Group LLC, 6.450%, 6/08/2027	1,887,361
2,530,000	Jefferies Group LLC, 6.875%, 4/15/2021	2,692,263
		14,347,500
	Building Materials – 0.3%
213,000	Masco Corp., 6.500%, 8/15/2032	235,461
182,000	Masco Corp., 7.125%, 3/15/2020	190,122
380,000	Masco Corp., 7.750%, 8/01/2029	452,846
1,188,000	Owens Corning, 7.000%, 12/01/2036	1,313,882
		2,192,311
	Cable Satellite – 1.7%
1,645,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	1,532,153
665,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	658,350
2,000,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	1,839,360
6,295,000	DISH DBS Corp., 5.000%, 3/15/2023	5,240,587
375,000	Time Warner Cable LLC, 4.500%, 9/15/2042	301,464
1,500,000	Time Warner Cable LLC, 6.550%, 5/01/2037	1,539,360
800,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	768,400
2,760,000	Ziggo BV, 5.500%, 1/15/2027, 144A	2,470,200
		14,349,874
	Chemicals – 2.0%
114,000	Chemours Co. (The), 6.625%, 5/15/2023	115,140
2,745,000	Consolidated Energy Finance S.A., 6.500%, 5/15/2026, 144A	2,628,338
5,240,000	Hexion, Inc., 7.875%, 2/15/2023(c)(f)	2,882,000
905,000	Hexion, Inc., 9.200%, 3/15/2021(c)(f)	497,750
7,395,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	3,253,800
6,830,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	6,779,416
620,000	Methanex Corp., 5.250%, 3/01/2022	625,224
		16,781,668
	Construction Machinery – 0.2%
965,000	Toro Co. (The), 6.625%, 5/01/2037(c)(f)	1,123,111
395,000	United Rentals North America, Inc., 4.875%, 1/15/2028	346,612
		1,469,723

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Consumer Products – 0.1%
$880,000		Avon Products, Inc., 8.950%, 3/15/2043	$682,000
		Diversified Manufacturing – 0.0%
45,000		General Electric Co., GMTN, 3.100%, 1/09/2023	41,990
		Electric – 2.7%
1,845,710		Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	2,003,533
4,120,000		EDP Finance BV, 4.125%, 1/15/2020, 144A	4,124,285
7,305,000		EDP Finance BV, 4.900%, 10/01/2019, 144A	7,360,445
1,200,000		EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	1,944,677
1,589,000		Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	1,915,481
3,800,000		Enel Finance International NV, 6.000%, 10/07/2039, 144A	3,767,058
100,000		Enel Finance International NV, 6.800%, 9/15/2037, 144A	107,329
750,000		Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,123,536
			22,346,344
		Finance Companies – 4.5%
1,800,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.500%, 5/26/2022	1,745,205
1,200,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.950%, 2/01/2022	1,178,924
300,000		AGFC Capital Trust I, 3-month LIBOR + 1.750%, 4.186%, 1/15/2067, 144A(c)(f)(i)	120,000
2,460,000		Antares Holdings LP, 6.000%, 8/15/2023, 144A	2,431,817
1,680,000		International Lease Finance Corp., 4.625%, 4/15/2021	1,696,018
4,695,000		International Lease Finance Corp., 6.250%, 5/15/2019	4,736,532
1,170,000		iStar, Inc., 4.625%, 9/15/2020	1,140,750
3,903,000		Navient Corp., 5.875%, 10/25/2024	3,259,005
31,725	(††)	Navient Corp., 6.000%, 12/15/2043	521,347
5,900,000		Navient Corp., MTN, 6.125%, 3/25/2024	5,059,250
4,668,000		Navient LLC, 5.500%, 1/25/2023	4,084,500
5,185,000		Navient LLC, Series A, MTN, 5.625%, 8/01/2033	3,422,100
1,040,000		Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	920,400
910,000		Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	850,850
3,770,000		Springleaf Finance Corp., 6.000%, 6/01/2020	3,779,425
2,595,000		Springleaf Finance Corp., 6.875%, 3/15/2025	2,322,525
			37,268,648
		Financial Other – 0.3%
2,450,000		Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	2,382,625
		Food & Beverage – 0.3%
2,445,000		Constellation Brands, Inc., 4.750%, 11/15/2024	2,533,109
		Government Owned - No Guarantee – 0.5%
1,715,000		Pertamina Persero PT, 6.450%, 5/30/2044, 144A	1,788,157
1,605,000		Petrobras Global Finance BV, 4.375%, 5/20/2023	1,530,961
965,000		Petrobras Global Finance BV, 5.625%, 5/20/2043	808,680
			4,127,798
		Healthcare – 3.4%
4,960,000		HCA, Inc., 5.875%, 5/01/2023	5,022,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$2,932,000	HCA, Inc., 7.050%, 12/01/2027	$3,056,610
1,475,000	HCA, Inc., 7.500%, 12/15/2023	1,578,250
1,440,000	HCA, Inc., 7.500%, 11/06/2033	1,512,000
900,000	HCA, Inc., 7.690%, 6/15/2025	958,500
2,220,000	HCA, Inc., 8.360%, 4/15/2024	2,442,000
2,930,000	HCA, Inc., MTN, 7.580%, 9/15/2025	3,105,800
430,000	HCA, Inc., MTN, 7.750%, 7/15/2036	446,125
1,425,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	1,378,687
2,245,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	2,183,262
1,155,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	1,077,038
4,005,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	3,759,694
1,775,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,491,000
465,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	471,975
		28,482,941
	Home Construction – 0.9%
27,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	25,110
270,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	216,000
835,000	KB Home, 8.000%, 3/15/2020	862,137
3,920,000	PulteGroup, Inc., 6.000%, 2/15/2035	3,390,800
3,020,000	PulteGroup, Inc., 6.375%, 5/15/2033	2,755,750
15,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	13,388
		7,263,185
	Independent Energy – 3.2%
1,898,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	1,941,274
270,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	151,200
644,000	California Resources Corp., 5.500%, 9/15/2021	462,579
86,000	California Resources Corp., 6.000%, 11/15/2024	52,460
4,155,000	California Resources Corp., 8.000%, 12/15/2022, 144A	2,815,012
3,105,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	2,709,113
335,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	288,938
3,125,000	Chesapeake Energy Corp., 8.000%, 6/15/2027	2,625,000
1,880,000	Continental Resources, Inc., 3.800%, 6/01/2024	1,779,738
650,000	Continental Resources, Inc., 4.500%, 4/15/2023	639,715
32,000	Continental Resources, Inc., 5.000%, 9/15/2022	31,773
1,105,000	Eclipse Resources Corp., 8.875%, 7/15/2023	947,538
160,000	Halcon Resources Corp., 6.750%, 2/15/2025	116,800
5,955,000	Newfield Exploration Co., 5.625%, 7/01/2024	6,029,437
345,000	QEP Resources, Inc., 5.250%, 5/01/2023	305,325
315,000	SM Energy Co., 5.000%, 1/15/2024	274,050
1,510,000	SM Energy Co., 5.625%, 6/01/2025	1,313,700
536,000	SM Energy Co., 6.625%, 1/15/2027	474,360
875,000	SM Energy Co., 6.750%, 9/15/2026	783,125
1,575,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	1,244,250
980,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	931,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$280,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	$255,164
		26,171,551
	Life Insurance – 1.8%
160,000	American International Group, Inc., 4.125%, 2/15/2024	160,655
130,000	American International Group, Inc., 4.875%, 6/01/2022	134,878
3,700,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(h)	3,644,500
200,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	241,559
4,345,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	4,792,343
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,627,900
2,270,000	MetLife, Inc., (fixed rate to 4/08/2038, variable rate thereafter), 9.250%, 4/08/2068, 144A	2,860,200
1,165,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	1,373,636
		14,835,671
	Local Authorities – 0.1%
830,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	586,469
	Media Entertainment – 0.5%
24,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	792,931
3,805,000	iHeartCommunications, Inc., 9.000%, 9/15/2022(j)	2,530,325
1,250,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	1,228,125
		4,551,381
	Metals & Mining – 1.7%
2,602,232	1839688 Alberta ULC, 14.000% PIK, 14.000% Cash, 2/13/2020(b)(c)(d)(j)(k)	1,301
6,630,000	ArcelorMittal, 6.750%, 3/01/2041	7,001,425
3,300,000	ArcelorMittal, 7.000%, 10/15/2039	3,476,881
2,525,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	2,341,938
200,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	165,000
1,580,000	United States Steel Corp., 6.650%, 6/01/2037	1,188,950
		14,175,495
	Midstream – 2.7%
575,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	557,750
250,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	299,507
1,700,000	Enable Midstream Partners LP, 5.000%, 5/15/2044	1,397,228
1,160,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	1,436,766
3,000,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	2,704,612
300,000	Florida Gas Transmission Co. LLC, 7.900%, 5/15/2019, 144A	304,507
1,300,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	1,357,488
3,470,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	2,984,200
1,565,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	1,502,400
95,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	108,300
115,000	ONEOK Partners LP, 6.200%, 9/15/2043	123,265
1,280,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(h)	1,183,053

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – continued
$7,195,000	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 2/01/2026	$8,697,938
		22,657,014
	Non-Agency Commercial Mortgage-Backed Securities – 0.0%
18,530	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.780%, 8/10/2045(l)	18,770
187,142	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	137,080
		155,850
	Oil Field Services – 1.0%
225,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	192,375
5,736,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	5,492,220
400,000	Transocean, Inc., 5.800%, 10/15/2022	352,000
2,855,000	Transocean, Inc., 6.800%, 3/15/2038	1,898,575
		7,935,170
	Packaging – 1.3%
11,450,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	10,877,500
	Paper – 1.5%
2,894,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	3,489,757
5,492,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	7,343,146
350,000	WestRock MWV LLC, 7.950%, 2/15/2031	446,936
1,035,000	WestRock MWV LLC, 8.200%, 1/15/2030	1,314,026
		12,593,865
	Property & Casualty Insurance – 0.9%
1,630,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 13.696%, 1/15/2033, 144A(e)(i)	994,300
3,275,000	Old Republic International Corp., 4.875%, 10/01/2024	3,404,188
1,325,000	Radian Group, Inc., 4.500%, 10/01/2024	1,200,781
1,430,000	XLIT Ltd., 6.250%, 5/15/2027	1,637,134
		7,236,403
	REITs - Single Tenant – 0.0%
275,000	Realty Income Corp., 5.750%, 1/15/2021	286,122
	Retailers – 0.5%
1,025,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,072,314
490,000	Foot Locker, Inc., 8.500%, 1/15/2022	529,200
440,000	GameStop Corp., 5.500%, 10/01/2019, 144A	437,800
2,000	J.C. Penney Corp., Inc., 5.650%, 6/01/2020	1,599
793,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	249,795
1,591,000	TRU Taj LLC/TRU Taj Finance, Inc., 11.000%, 1/22/2019, 144A	1,596,982
		3,887,690
	Sovereigns – 0.3%
2,890,000	Kingdom of Saudi Arabia, 3.250%, 10/26/2026, 144A	2,701,965

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Supermarkets – 1.8%
$690,000		Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025	$603,750
760,000		Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024	704,900
7,705,000		New Albertsons LP, 7.450%, 8/01/2029	6,164,000
2,445,000		New Albertsons LP, 7.750%, 6/15/2026	1,998,983
3,670,000		New Albertsons LP, 8.000%, 5/01/2031	2,986,793
705,000		New Albertsons LP, 8.700%, 5/01/2030	592,200
2,180,000		New Albertsons LP, Series C, MTN, 6.625%, 6/01/2028	1,613,200
			14,663,826
		Technology – 0.4%
2,095,000		Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	1,955,545
521,100		Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	595,424
445,000		Seagate Hdd Cayman, 4.875%, 6/01/2027	377,666
			2,928,635
		Transportation Services – 0.3%
2,500,000		APL Ltd., 8.000%, 1/15/2024(c)(f)	2,223,875
		Treasuries – 10.4%
13,195,000		Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)	9,492,243
8,305,000		Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)	6,082,020
107,395,000		Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	882,054
271,710,000		Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	2,117,442
424,300	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	2,060,792
200,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	939,153
595,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	2,812,056
847,500	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	4,208,918
150,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	750,407
1,455,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	7,863,778
21,085,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	14,245,033
10,220,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	1,254,328
14,660,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	1,718,712
10,150,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	2,631,942
14,635,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	4,188,840
14,300,000		U.S. Treasury Bond, 3.000%, 8/15/2048	14,232,410
10,000,000		U.S. Treasury Note, 1.250%, 6/30/2019	9,937,500
			85,417,628
		Wireless – 0.9%
72,400,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	3,251,263
2,627,000		Sprint Capital Corp., 6.875%, 11/15/2028	2,482,515
300,000		Sprint Capital Corp., 8.750%, 3/15/2032	316,500
735,000		Sprint Communications, Inc., 6.000%, 11/15/2022	721,277
285,000		Sprint Corp., 7.125%, 6/15/2024	282,247
			7,053,802

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – 3.5%
$1,345,000	AT&T, Inc., 4.500%, 3/09/2048	$1,150,926
1,475,000	AT&T, Inc., 4.550%, 3/09/2049	1,269,673
195,000	Bell Canada, Inc., MTN, 6.550%, 5/01/2029, 144A, (CAD)	172,246
690,000	Bell Canada, Inc., MTN, 7.300%, 2/23/2032, (CAD)	652,109
210,000	Bell Canada, Inc., Series M-17, 6.100%, 3/16/2035, (CAD)	181,907
695,000	CenturyLink, Inc., 5.625%, 4/01/2025	611,600
1,840,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	1,518,000
1,445,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	1,192,125
795,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	699,600
115,000	Embarq Corp., 7.995%, 6/01/2036	104,075
2,585,000	Level 3 Parent LLC, 5.750%, 12/01/2022	2,539,763
6,380,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	5,350,459
175,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	142,625
4,263,000	Qwest Corp., 6.875%, 9/15/2033	3,808,321
1,220,000	Qwest Corp., 7.250%, 9/15/2025	1,256,091
1,790,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,548,350
1,010,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	911,656
600,000	Telecom Italia SpA, EMTN, 5.250%, 3/17/2055, (EUR)	666,657
450,000	Telefonica Emisiones S.A., 4.570%, 4/27/2023	462,224
300,000	Telefonica Emisiones S.A., EMTN, 5.289%, 12/09/2022, (GBP)	425,742
1,000,000	Telefonica Emisiones S.A., EMTN, 5.375%, 2/02/2026, (GBP)	1,464,490
800,000	Telefonica Emisiones S.A., EMTN, 5.445%, 10/08/2029, (GBP)	1,204,948
662,000	Windstream Services LLC/Windstream Finance Corp., 9.000%, 6/30/2025, 144A	448,505
985,000	Windstream Services LLC/Windstream Finance Corp., 10.500%, 6/30/2024, 144A	748,600
		28,530,692
	Total Non-Convertible Bonds (Identified Cost $625,611,659)	583,711,538
Convertible Bonds – 6.2%

	Building Materials – 0.5%
4,405,000	KB Home, 1.375%, 2/01/2019	4,377,460
	Cable Satellite – 1.7%
13,430,000	DISH Network Corp., 2.375%, 3/15/2024	10,692,510
4,045,000	DISH Network Corp., 3.375%, 8/15/2026	3,266,402
		13,958,912
	Finance Companies – 0.5%
2,840,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044	4,034,385
	Healthcare – 0.1%
520,000	Evolent Health, Inc., 2.000%, 12/01/2021	576,614
	Independent Energy – 0.6%
4,235,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	3,408,591
1,620,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	1,531,572
		4,940,163

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Leisure – 0.3%
$2,800,000	Rovi Corp., 0.500%, 3/01/2020	$2,625,308
	Midstream – 0.2%
1,610,000	SM Energy Co., 1.500%, 7/01/2021	1,496,518
	Pharmaceuticals – 0.1%
400,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	397,760
125,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	139,062
		536,822
	REITs - Diversified – 0.1%
1,530,000	iStar, Inc., 3.125%, 9/15/2022	1,378,591
	Technology – 2.1%
4,095,000	Booking Holdings, Inc., 0.900%, 9/15/2021	4,518,984
292,018	Liberty Interactive LLC, 3.500%, 1/15/2031	342,877
1,280,000	Nuance Communications, Inc., 1.000%, 12/15/2035	1,100,608
1,590,000	Nuance Communications, Inc., 1.250%, 4/01/2025	1,394,016
9,434,000	Nuance Communications, Inc., 1.500%, 11/01/2035	8,831,111
1,705,000	Western Digital Corp., 1.500%, 2/01/2024, 144A	1,381,734
		17,569,330
	Total Convertible Bonds (Identified Cost $53,941,624)	51,494,103
Municipals – 0.7%

	Michigan – 0.2%
1,585,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	1,547,023
	Virginia – 0.5%
4,180,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	3,944,541
	Total Municipals (Identified Cost $5,747,553)	5,491,564
	Total Bonds and Notes (Identified Cost $685,300,836)	640,697,205
Shares
Common Stocks – 6.4%

	Aerospace & Defense – 0.2%
107,377	Arconic, Inc.	1,810,376
	Automobiles – 0.3%
341,305	Ford Motor Co.	2,610,983
	Diversified Telecommunication Services – 2.9%
836,745	AT&T, Inc.	23,880,703
2,976	Cincinnati Bell, Inc.(e)	23,153
		23,903,856

Shares	Description	Value (†)
Common Stocks – continued

	Electronic Equipment, Instruments & Components – 1.0%
263,004	Corning, Inc.	$7,945,351
	Media – 0.0%
6,787	Dex Media, Inc.(a)(e)	68,209
	Oil, Gas & Consumable Fuels – 0.1%
54,259	Chesapeake Energy Corp.(e)	113,944
11,108	Paragon Offshore Ltd., Litigation Units, Class A(a)(e)	9,720
16,662	Paragon Offshore Ltd., Litigation Units, Class B(a)(e)	566,508
		690,172
	Pharmaceuticals – 1.9%
306,187	Bristol-Myers Squibb Co.	15,915,600
	Total Common Stocks (Identified Cost $49,214,357)	52,944,547
Preferred Stocks – 1.5%

Convertible Preferred Stocks – 1.4%

	Banking – 0.4%
2,844	Bank of America Corp., Series L, 7.250%	3,562,110
	Energy – 0.5%
96,065	El Paso Energy Capital Trust I, 4.750%	4,010,714
	Independent Energy – 0.1%
10,213	Chesapeake Energy Corp., 4.500%	429,457
12,055	Chesapeake Energy Corp., 5.000%	625,413
660	Chesapeake Energy Corp., Series A, 5.750%, 144A(b)	282,150
		1,337,020
	REITs - Diversified – 0.3%
58,187	iStar, Inc., Series J, 4.500%	2,461,880
	REITs - Health Care – 0.1%
7,400	Welltower, Inc., Series I, 6.500%	467,310
	Total Convertible Preferred Stocks (Identified Cost $11,700,944)	11,839,034

Non-Convertible Preferred Stocks – 0.1%

	Electric – 0.1%
4,670	Union Electric Co., 4.500% (Identified Cost $246,342)	458,828
	Total Preferred Stocks (Identified Cost $11,947,286)	12,297,862

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 12.8%
$8,752,000	Ford Motor Credit Co. LLC, 4.331%, 12/02/2019(o)	$8,432,529
5,249,627	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2018 at 1.500% to be repurchased at $5,250,065 on 1/02/2019 collateralized by $4,345,000 U.S. Treasury Bond, 4.375% due 5/15/2041 valued at $5,355,104 including accrued interest(n)	5,249,627
80,760,000	U.S. Treasury Bills, 2.160%-2.200%, 4/25/2019(o)(p)	80,150,024
11,995,000	U.S. Treasury Bills, 2.310%, 2/14/2019(o)	11,960,686
	Total Short-Term Investments (Identified Cost $105,831,648)	105,792,866
	Total Investments – 98.4% (Identified Cost $852,294,127)	811,732,480
	Other assets less liabilities – 1.6%	13,011,865
	Net Assets – 100.0%	$824,744,345

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of December 31, 2018, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$7,504,117	0.9%	$1,138,259	0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Securities subject to restriction on resale. At December 31, 2018, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Dex Media, Inc.	August 12, 2016	$33,062	$68,209	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class C	December 18, 2014	1,118,924	904,885	0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class D	December 18, 2014	444,305	232,073	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class E	December 18, 2014	1,445,707	—	—
Paragon Offshore Ltd., Litigation Units, Class A	July 18, 2017	73,304	9,720	Less than 0.1%
Paragon Offshore Ltd., Litigation Units, Class B	July 18, 2017	1,466,032	566,508	0.1%

(b)	Level 3 security. Value has been determined using significant unobservable inputs.
(c)	Illiquid security.
(d)	Fair valued by the Fund’s adviser. At December 31, 2018, the value of these securities amounted to $1,138,259 or 0.1% of net assets.
(e)	Non-income producing security.
(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2018, the value of these securities amounted to $7,504,117 or 0.9% of net assets.
(g)

Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended December 31, 2018, interest payments were made in cash.

(h)	Perpetual bond with no specified maturity date.
(i)	Variable rate security. Rate as of December 31, 2018 is disclosed.
(j)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(k)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. No payments were made during the period.
(l)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2018 is disclosed.

(n)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(o)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(p)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the value of Rule 144A holdings amounted to $123,728,176 or 15.0% of net assets.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$657,381	$1,136,958	(a)(b)	$1,794,339
Airlines	—	26,132,914	365,453	(c)	26,498,367
Finance Companies	521,347	36,747,301	—		37,268,648
Metals & Mining	—	14,174,194	1,301	(d)	14,175,495
All Other Non-Convertible Bonds*	—	503,974,689	—		503,974,689

Total Non-Convertible Bonds	521,347	581,686,479	1,503,712		583,711,538

Convertible Bonds*	—	51,494,103	—		51,494,103
Municipals*	—	5,491,564	—		5,491,564

Total Bonds and Notes	521,347	638,672,146	1,503,712		640,697,205

Common Stocks
Media	—	68,209	—		68,209
Oil, Gas & Consumable Fuels	113,944	576,228	—		690,172
All Other Common Stocks*	52,186,166	—	—		52,186,166

Total Common Stocks	52,300,110	644,437	—		52,944,547

Preferred Stocks
Convertible Preferred Stocks
Independent Energy	429,457	625,413	282,150	(c)	1,337,020
REITs - Diversified	—	2,461,880	—		2,461,880
All Other Convertible Preferred Stocks*	8,040,134	—	—		8,040,134

Total Convertible Preferred Stocks	8,469,591	3,087,293	282,150		11,839,034

Non-Convertible Preferred Stocks*	—	458,828	—		458,828

Total Preferred Stocks	8,469,591	3,546,121	282,150		12,297,862

Short-Term Investments	—	105,792,866	—		105,792,866

Total	$61,291,048	$748,655,570	$1,785,862		$811,732,480

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser ($232,073) or fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($904,885).
(b)	Includes a security fair valued at zero using Level 3 inputs.
(c)	Valued using broker-dealer bid prices.
(d)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2018 and/or December 31, 2018:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2018		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2018
Bonds and Notes
Non-Convertible Bonds

ABS Other	$1,081,487	(a)	$—	$—	$33,268	$22,203	$—	$—	$—	$1,136,958	(a)	$33,268
Airlines	—		—	—	(3,842)	—	(6,435)	375,730	—	365,453		(3,842)
Metals & Mining	1,301		5,403	—	(5,403)	—	—	—	—	1,301		(5,403)
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	—		—	—	(113,075)	—	—	395,225	—	282,150		(113,075)

Total	$1,082,788		$5,403	$—	$(89,052)	$22,203	$(6,435)	$770,955	$—	$1,785,862		$(89,052)

(a)	Includes a security fair valued at zero using Level 3 inputs.

A debt security valued at $375,730 was transferred from Level 2 to Level 3 during the period ended December 31, 2018. At September 30, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2018, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

A preferred stock valued at $395,225 was transferred from Level 2 to Level 3 during the period ended December 31, 2018. At September 30, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2018, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2018 (Unaudited)

Treasuries	10.4%
Banking	9.3
Finance Companies	5.0
Automotive	4.6
Independent Energy	3.9
Healthcare	3.5
Wirelines	3.5
Cable Satellite	3.4
Airlines	3.2
Midstream	2.9
Diversified Telecommunication Services	2.9
Electric	2.8
Aerospace & Defense	2.7
Technology	2.5
Chemicals	2.0
Pharmaceuticals	2.0
Other Investments, less than 2% each	21.0
Short-Term Investments	12.8

Total Investments	98.4
Other assets less liabilities	1.6

Net Assets	100.0%

Currency Exposure Summary at December 31, 2018 (Unaudited)

United States Dollar	86.8%
Canadian Dollar	4.3
Mexican Peso	2.8
New Zealand Dollar	2.0
Other, less than 2% each	2.5

Total Investments	98.4
Other assets less liabilities	1.6

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2018 (Unaudited)

Loomis Sayles Global Bond Fund

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – 97.2% of Net Assets

Non-Convertible Bonds – 96.9%
		Australia – 2.3%
7,000,000		New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)(a)	$5,141,527
20,770,000		Queensland Treasury Corp., Series 20, 6.250%, 2/21/2020, (AUD)(a)	15,302,267
			20,443,794
		Belgium – 0.6%
2,660,000		Anheuser Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 3.650%, 2/01/2026, 144A	2,515,159
3,015,000		Anheuser Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 2/01/2036, 144A(a)	2,796,104
			5,311,263
		Brazil – 2.6%
8,904	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2023, (BRL)	2,296,143
33,200	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2027, (BRL)	8,526,419
4,400,000		Brazilian Government International Bond, 4.625%, 1/13/2028	4,230,644
3,765,000		Embraer Netherlands Finance BV, 5.050%, 6/15/2025	3,807,394
530,000		Embraer Netherlands Finance BV, 5.400%, 2/01/2027	547,230
1,060,000		Raizen Fuels Finance S.A., 5.300%, 1/20/2027	1,028,995
7,000,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	1,815,133
170,000		Vale Overseas Ltd., 6.250%, 8/10/2026	183,600
			22,435,558
		Canada – 1.6%
978,130		BMW Canada Auto Trust, Series 2017-1A, Class A2, 1.677%, 5/20/2020, 144A, (CAD)(a)	714,618
8,700,000		Canadian Government Bond, 2.000%, 6/01/2028, (CAD)(a)	6,392,066
3,455,000		Export Development Canada, 1.800%, 9/01/2022, (CAD)(a)	2,496,802
973,237		Ford Auto Securitization Trust, Series 2017-R5A, Class A2, 2.082%, 11/15/2021, 144A, (CAD)(a)	710,751
609,191		GMF Canada Leasing Trust, Series 2017-1A, Class A2, 2.263%, 9/21/2020, 144A, (CAD)(a)	446,211
682,781		Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)(a)	500,132
3,210,000		Province of Manitoba Canada, MTN, 4.400%, 9/05/2025, (CAD)(a)	2,591,160
			13,851,740

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued
	Chile – 0.6%
$5,420,000	Corp. Nacional del Cobre de Chile, 4.500%, 9/16/2025, 144A(a)	$5,488,722
	Colombia – 1.0%
26,229,700,000	Titulos De Tesoreria, Series B, 7.500%, 8/26/2026, (COP)(a)	8,510,021
	Denmark – 0.9%
47,170,000	Denmark Government Bond, 1.750%, 11/15/2025, (DKK)(a)	8,116,193
	Finland – 0.2%
2,015,000	Nokia Oyj, 4.375%, 6/12/2027	1,873,950
	France – 2.9%
1,800,000	AXA S.A., EMTN, (fixed rate to 1/16/2034, variable rate thereafter), 5.625%, 1/16/2054, (GBP)(a)	2,353,589
1,840,000	BNP Paribas S.A., 4.375%, 5/12/2026, 144A(a)	1,770,677
8,505,000	France Government Bond OAT, 0.500%, 5/25/2026, (EUR)(a)	9,846,929
1,315,000	France Government Bond OAT, 4.500%, 4/25/2041, (EUR)(a)	2,410,758
5,700,000	French Republic Government Bond OAT, 3.250%, 5/25/2045, (EUR)(a)	8,977,893
		25,359,846
	Germany – 7.1%
900,000	Allianz SE, (fixed rate to 7/07/2025, variable rate thereafter), 2.241%, 7/07/2045, (EUR)(a)	1,013,940
2,590,000	Bayer U.S. Finance II LLC, 4.250%, 12/15/2025, 144A(a)	2,520,746
6,370,000	Bayer U.S. Finance II LLC, 4.375%, 12/15/2028, 144A(a)	6,081,772
11,785,000	Bundesrepublik Deutschland, 0.500%, 2/15/2025, (EUR)(a)	14,051,232
16,410,000	Bundesrepublik Deutschland, 1.000%, 8/15/2025, (EUR)(a)	20,190,863
1,360,000	Bundesrepublik Deutschland, 1.750%, 2/15/2024, (EUR)(a)	1,721,004
600,000	Deutsche Bank AG, EMTN, 4.500%, 5/19/2026, (EUR)	681,002
7,845,000	Kreditanstalt Fuer Wiederaufbau, 0.250%, 9/15/2025, (EUR)(a)	8,980,856
1,830,000	Republic of Germany, 2.500%, 8/15/2046, (EUR)(a)	2,951,706
3,430,000	Volkswagen Group of America Finance LLC, 4.750%, 11/13/2028, 144A(a)	3,321,943
		61,515,064

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued
	Hungary – 1.0%
656,110,000	Hungary Government Bond, 2.500%, 10/24/2024, (HUF)	$2,347,659
1,732,000,000	Hungary Government Bond, 3.000%, 6/26/2024, (HUF)	6,417,530
		8,765,189
	Indonesia – 1.4%
130,815,000,000	Indonesia Government International Bond, 8.250%, 7/15/2021, (IDR)	9,222,094
3,250,000	Perusahaan Listrik Negara PT, 5.375%, 1/25/2029, 144A	3,251,291
		12,473,385
	Ireland – 1.2%
3,645,000	AIB Group PLC, 4.750%, 10/12/2023, 144A	3,608,929
875,000	Bank of Ireland Mortgage Bank, 1.750%, 3/19/2019, (EUR)(a)	1,006,681
2,495,000	Bank of Ireland Mortgage Bank, EMTN, 3.625%, 10/02/2020, (EUR)(a)	3,045,795
2,625,000	Bank of Ireland Mortgage Bank, Series 47, 0.500%, 1/20/2020, (EUR)(a)	3,029,248
		10,690,653
	Israel – 0.5%
100,000	Teva Pharmaceutical Finance Netherlands II BV, 1.125%, 10/15/2024, (EUR)	96,243
3,215,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/2023	2,768,905
2,070,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,579,854
		4,445,002
	Italy – 5.1%
610,000	Atlantia SpA, EMTN, 1.625%, 2/03/2025, (EUR)	607,979
2,970,000	Atlantia SpA, EMTN, 1.875%, 7/13/2027, (EUR)	2,840,412
1,630,000	Enel Finance International NV, 4.625%, 9/14/2025, 144A	1,563,950
1,600,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A(a)	1,586,129
825,000	Enel SpA, EMTN, 5.750%, 6/22/2037, (GBP)(a)	1,228,468
650,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	589,474
1,500,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	1,375,016
7,425,000	Italy Buoni Poliennali Del Tesoro, 1.250%, 12/01/2026, (EUR)(a)	7,861,266
3,145,000	Italy Buoni Poliennali Del Tesoro, 3.750%, 5/01/2021, 144A, (EUR)(a)	3,844,871

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued
		Italy – continued
6,585,000		Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)(a)	$8,423,772
850,000		Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	892,500
5,790,000		Republic of Italy, 2.500%, 11/15/2025, (EUR)(a)	6,714,161
340,000		Telecom Italia SpA/Milano, EMTN, 2.875%, 1/28/2026, (EUR)	370,104
3,570,000		UniCredit SpA, 3.750%, 4/12/2022, 144A	3,437,077
3,385,000		UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032, 144A	2,987,804
			44,322,983
		Japan – 9.3%
3,705,000		Development Bank of Japan, Inc., GMTN, 0.875%, 10/10/2025, (EUR)(a)	4,298,957
2,050,097,000	(†††)	Japan Government CPI Linked Bond, Series 20, 0.100%, 3/10/2025, (JPY)(a)	19,256,622
480,200,000		Japan Government Thirty Year Bond, 0.300%, 6/20/2046, (JPY)(a)	3,954,985
572,450,000		Japan Government Thirty Year Bond, 1.700%, 12/20/2043, (JPY)(a)	6,510,173
1,688,950,000		Japan Government Thirty Year Bond, 2.000%, 12/20/2033, (JPY)(a)	19,297,223
1,083,100,000		Japan Government Thirty Year Bond, Series 26, 2.400%, 3/20/2037, (JPY)(a)	13,252,942
715,100,000		Japan Government Twenty Year Bond, 1.500%, 6/20/2034, (JPY)(a)	7,697,544
590,500,000		Japan Government Twenty Year Bond, 2.100%, 12/20/2030, (JPY)(a)	6,649,071
			80,917,517
		Malaysia – 0.3%
11,785,000		Malaysia Government Bond, 3.795%, 9/30/2022, (MYR)(a)	2,854,420
		Mexico – 1.2%
1,055,000		Cemex SAB de CV, 2.750%, 12/05/2024, 144A, (EUR)	1,125,373
381,571	(††††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(a)	1,853,260
2,080,000		Mexichem SAB de CV, 5.875%, 9/17/2044, 144A(a)	1,874,974
319,000		Mexico City Airport Trust, 5.500%, 10/31/2046, 144A	280,723
1,198,000		Mexico City Airport Trust, 5.500%, 7/31/2047, 144A	1,052,755
660,000		Sigma Alimentos S.A. de CV, 2.625%, 2/07/2024, 144A, (EUR)	758,849
2,165,000		Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026, 144A(a)	2,021,591

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued
	Mexico – continued
$1,115,000	Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026	$1,041,142
		10,008,667
	Netherlands – 1.2%
4,455,000	ING Groep NV, 4.550%, 10/02/2028(a)	4,404,403
1,190,000	ING Groep NV, 4.625%, 1/06/2026, 144A(a)	1,198,056
2,000,000	ING Groep NV, EMTN, (fixed rate to 9/26/2024, variable rate thereafter), 1.625%, 9/26/2029, (EUR)(a)	2,177,584
1,635,000	Netherlands Government Bond, 2.750%, 1/15/2047, 144A, (EUR)(a)	2,724,558
		10,504,601
	New Zealand – 1.0%
11,100,000	New Zealand Government Bond, Series 0423, 5.500%, 4/15/2023, (NZD)(a)	8,558,547
	Norway – 0.7%
45,000,000	City of Oslo, Norway, 3.550%, 2/12/2021, (NOK)(a)	5,401,811
7,275,000	Norway Government Bond, Series 475, 2.000%, 5/24/2023, 144A, (NOK)(a)	863,610
		6,265,421
	Poland – 0.7%
5,195,000	Poland Government International Bond, Series 0421, 2.000%, 4/25/2021, (PLN)(a)	1,400,936
18,060,000	Republic of Poland Government Bond, Series 0726, 2.500%, 7/25/2026, (PLN)(a)	4,775,174
		6,176,110
	Portugal – 0.1%
1,040,000	EDP Finance BV, 3.625%, 7/15/2024, 144A	972,484
	Singapore – 0.2%
2,040,000	Singapore Government Bond, 2.250%, 6/01/2021, (SGD)(a)	1,511,061
	South Africa – 1.7%
255,890,000	South Africa Government International Bond, Series R213, 7.000%, 2/28/2031, (ZAR)(a)	14,609,518
	Spain – 2.7%
3,500,000	Banco Santander S.A., 1.000%, 3/03/2022, (EUR)(a)	4,115,494
800,000	Banco Santander S.A., 4.250%, 4/11/2027	747,441
2,400,000	Banco Santander S.A., 5.179%, 11/19/2025(a)	2,378,280

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued
	Spain – continued
1,700,000	Banco Santander S.A., EMTN, 0.875%, 9/28/2021, (EUR)(a)	$1,990,341
5,165,000	Spain Government Bond, 4.200%, 1/31/2037, 144A, (EUR)(a)	7,764,724
4,935,000	Spain Government Bond, 5.850%, 1/31/2022, 144A, (EUR)(a)	6,677,483
		23,673,763
	Supranationals – 2.0%
6,620,000	European Investment Bank, 2.375%, 7/06/2023, 144A, (CAD)(a)	4,873,740
2,665,000	Inter-American Development Bank, 4.400%, 1/26/2026, (CAD)(a)	2,188,982
37,000,000,000	International Bank for Reconstruction & Development, EMTN, 8.400%, 10/12/2021, (IDR)(a)	2,562,983
67,150,000	Nordic Investment Bank, GMTN, 1.375%, 7/15/2020, (NOK)(a)	7,772,982
		17,398,687
	Sweden – 0.3%
21,455,000	Sweden Government Bond, Series 1057, 1.500%, 11/13/2023, 144A, (SEK)(a)	2,600,463
	Switzerland – 0.1%
900,000	Argentum Netherlands BV for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/01/2026, variable rate thereafter), 3.500%, 10/01/2046, (EUR)(a)	1,063,073
	Thailand – 0.3%
92,175,000	Thailand Government Bond, 2.125%, 12/17/2026, (THB)	2,765,983
	United Arab Emirates – 0.7%
1,405,000	Abu Dhabi Crude Oil Pipeline LLC, 4.600%, 11/02/2047, 144A(a)	1,371,744
1,460,000	DP World Ltd., 2.375%, 9/25/2026, 144A, (EUR)	1,646,142
1,560,000	DP World Ltd., 3.250%, 5/18/2020, 144A	1,547,317
1,175,000	DP World Ltd., MTN, 3.250%, 5/18/2020	1,165,447
		5,730,650
	United Kingdom – 8.3%
4,770,000	Aviva PLC, (fixed rate to 12/04/2025, variable rate thereafter), 3.375%, 12/04/2045, (EUR)(a)	5,276,020
1,425,000	Barclays PLC, 4.337%, 1/10/2028(a)	1,318,608
1,660,000	Barclays PLC, 4.375%, 1/12/2026(a)	1,576,887
900,000	Barclays PLC, 5.200%, 5/12/2026(a)	862,724

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued
	United Kingdom – continued
675,000	Barclays PLC, EMTN, (fixed rate to 11/11/2020, variable rate thereafter), 2.625%, 11/11/2025, (EUR)(a)	$763,251
1,895,000	BAT Capital Corp., 3.557%, 8/15/2027	1,682,280
4,640,000	British Telecommunications PLC, 4.500%, 12/04/2023	4,702,877
720,000	Centrica PLC, (fixed rate to 4/10/2021, variable rate thereafter), 3.000%, 4/10/2076, (EUR)	805,141
1,370,000	Channel Link Enterprises Finance PLC, Series A7, (fixed rate to 6/20/2022, variable rate thereafter), 1.761%, 6/30/2050, (EUR)	1,568,803
1,055,000	Channel Link Enterprises Finance PLC, Series A8, (fixed rate to 6/20/2027, variable rate thereafter), 2.706%, 6/30/2050, (EUR)	1,214,164
2,268,000	Co-Operative Bank PLC (The), 4.750%, 11/11/2021, (GBP)(a)	3,072,539
249,184	Eurosail PLC, Series 2007-1X, Class A3C, GBP 3-month LIBOR + 0.160%, 1.060%, 3/13/2045, (GBP)(a)(b)	310,621
132,766	Eurosail PLC, Series 2007-2X, Class A3C, GBP 3-month LIBOR + 0.150%, 1.050%, 3/13/2045, (GBP)(a)(b)	163,935
1,985,000	FCE Bank PLC, EMTN, 1.615%, 5/11/2023, (EUR)	2,177,268
1,793,443	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 3.139%, 8/25/2060, 144A(a)(b)	1,785,958
124,004	Great Hall Mortgages No. 1 PLC, Series 2006-1, Class A2A, GBP 3-month LIBOR + 0.150%, 1.056%, 6/18/2038, (GBP)(a)(b)	152,843
460,000	HBOS PLC, EMTN, (fixed rate to 3/18/2025, variable rate thereafter), 4.500%, 3/18/2030, (EUR)(a)	549,313
1,960,000	HSBC Holdings PLC, EMTN, 5.750%, 12/20/2027, (GBP)(a)	2,858,021
151,965	Precise Mortgage Funding PLC, Series 2014-1, Class A, GBP 3-month LIBOR + 0.800%, 1.703%, 9/12/2047, (GBP)(a)(b)	193,428
81,233	Precise Mortgage Funding PLC, Series 2015-1, Class A, GBP 3-month LIBOR + 0.950%, 1.853%, 3/12/2048, (GBP)(a)(b)	103,170
262,560	Residential Mortgage Securities PLC, Series 28, Class A, GBP 3-month LIBOR + 1.150%, 2.056%, 6/15/2046, (GBP)(a)(b)	334,743
175,230	RMAC Securities No. 1 PLC, Series 2007-NS1X, Class A2A, GBP 3-month LIBOR + 0.150%, 1.050%, 6/12/2044, (GBP)(b)	207,503
3,325,000	Royal Bank of Scotland Group PLC, 5.125%, 5/28/2024(a)	3,223,807
2,300,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023(a)	2,327,837
710,000	Royal Bank of Scotland Group PLC, 6.100%, 6/10/2023	721,213
3,778,000	Santander UK Group Holdings PLC, 4.750%, 9/15/2025, 144A(a)	3,552,091
315,000	Sky Ltd., EMTN, 2.500%, 9/15/2026, (EUR)	383,021
1,290,000	Towd Point Mortgage Funding PLC, Series 2016-GR1A, Class B, GBP 3-month LIBOR + 1.400%, 2.205%, 7/20/2046, 144A, (GBP)(a)(b)	1,646,851
615,000	United Kingdom Gilt, 0.750%, 7/22/2023, (GBP)(a)	778,052

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued
	United Kingdom – continued
2,185,000	United Kingdom Gilt, 2.000%, 7/22/2020, (GBP)(a)	$2,838,208
840,000	United Kingdom Gilt, 2.250%, 9/07/2023, (GBP)(a)	1,136,339
4,995,000	United Kingdom Gilt, 3.500%, 1/22/2045, (GBP)(a)	8,519,507
9,535,000	United Kingdom Gilt, 4.250%, 12/07/2027, (GBP)(a)	15,325,128
350,000	United Kingdom Gilt, 4.500%, 9/07/2034, (GBP)(a)	622,512
		72,754,663
	United States – 37.1%
786,254	AASET Trust, Series 2017-1A, Class A, 3.967%, 5/16/2042, 144A(a)	784,901
290,000,000	Aflac, Inc., 0.932%, 1/25/2027, (JPY)(a)	2,677,192
390,000,000	Aflac, Inc., (fixed rate to 10/23/2027, variable rate thereafter), 2.108%, 10/23/2047, (JPY)	3,696,505
3,281,850	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026	3,272,726
2,285,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024(a)	2,167,419
3,000,000	Anadarko Petroleum Corp., 5.550%, 3/15/2026(a)	3,142,016
815,000	Anadarko Petroleum Corp., 6.600%, 3/15/2046	899,906
2,350,000	AT&T, Inc., 4.350%, 6/15/2045(a)	1,985,908
1,625,000	AT&T, Inc., 4.500%, 3/09/2048	1,390,524
295,000	AT&T, Inc., 4.800%, 6/15/2044(a)	264,413
92,173	Bayview Opportunity Master Fund IIIa Trust, Series 2017-RN8, Class A1, 3.352%, 11/28/2032, 144A(c)	91,775
391,118	Bayview Opportunity Master Fund IV Trust, Series 2018-RN2, Class A1, 3.598%, 2/25/2033, 144A(c)	388,095
701,732	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A(a)	702,622
245,484	Bayview Opportunity Master Fund IVa Trust, Series 2018-RN1, Class A1, 3.278%, 1/28/2033, 144A(c)	245,552
721,761	Bayview Opportunity Master Fund IVb Trust, Series 2018-RN9, Class A1, 4.213%, 10/29/2033, 144A(c)	722,233
132,800	Bayview Opportunity Master Fund Trust, Series 2018-RN3, Class A1, 3.672%, 3/28/2033, 144A(c)	132,679
358,316	Bayview Opportunity Master Fund Trust, Series 2018-RN5, Class A1, 3.820%, 4/28/2033, 144A(c)	357,827
350,000	CBS Corp., 2.900%, 1/15/2027	310,332
350,000	CBS Corp., 3.375%, 2/15/2028	317,350

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued
	United States – continued
$2,835,000	CBS Corp., 3.700%, 6/01/2028	$2,630,313
2,349,318	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A(a)	2,318,452
2,150,000	Cigna Corp., 4.125%, 11/15/2025, 144A	2,146,972
3,060,000	Cigna Corp., 4.375%, 10/15/2028, 144A(a)	3,077,078
805,000	Cigna Corp., 4.800%, 8/15/2038, 144A	790,602
1,290,059	Citigroup Mortgage Loan Trust, Series 2018-A, Class A1, 4.000%, 1/25/2068, 144A(c)	1,291,290
4,578,906	Citigroup Mortgage Loan Trust, Series 2018-C, Class A1, 4.125%, 3/25/2059, 144A(c)	4,619,492
2,930,000	Citigroup, Inc., 4.090%, 6/09/2025, (CAD)(a)	2,140,196
1,520,000	Citigroup, Inc., 4.400%, 6/10/2025(a)	1,487,539
2,570,000	Commercial Mortgage Trust, Series 2013-GAM, Class A2, 3.367%, 2/10/2028, 144A(a)	2,551,247
2,800,000	Commercial Mortgage Trust, Series 2014-PAT, Class D, 1-month LIBOR + 2.150%, 4.537%, 8/13/2027, 144A(b)	2,805,159
2,339,393	Commercial Mortgage Trust, Series 2016-SAVA, Class A, 1-month LIBOR + 1.720%, 4.069%, 10/15/2034, 144A(a)(b)	2,334,663
62,000	Continental Resources, Inc., 5.000%, 9/15/2022	61,560
600,000,000	Corning, Inc., 0.698%, 8/09/2024, (JPY)	5,452,470
2,520,000	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class B, 2.940%, 10/15/2024, 144A(a)	2,510,107
1,270,000	Credit Acceptance Auto Loan Trust, Series 2018-1A, Class A, 3.010%, 2/16/2027, 144A(a)	1,260,145
90,878	Credit Suisse Mortgage Capital Certificates, Series 2009-13R, Class 3A1, 4.086%, 11/26/2036, 144A(c)	90,621
2,375,130	Credit Suisse Mortgage Trust, Series 2018-RPL2, Class A1, 4.030%, 8/25/2062, 144A(c)	2,365,241
2,255,000	CVS Health Corp., 4.100%, 3/25/2025	2,232,500
705,000	CVS Health Corp., 4.780%, 3/25/2038	675,570
2,613,808	Delta Air Lines Pass Through Trust, Series 2015-1, Class B, 4.250%, 1/30/2025(a)	2,641,148
680,000	Diamond Offshore Drilling, Inc., 4.875%, 11/01/2043	377,400
777,916	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A(a)	784,211
3,465,000	Diamondback Energy, Inc., 4.750%, 11/01/2024, 144A	3,343,725
3,585,000	DowDuPont, Inc., 4.725%, 11/15/2028(a)	3,701,160
1,800,000	DowDuPont, Inc., 5.319%, 11/15/2038	1,853,430

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued
	United States – continued
$2,755,000	Energy Transfer Operating LP, 5.150%, 3/15/2045	$2,383,352
1,340,000	Energy Transfer Operating LP, 5.300%, 4/15/2047	1,181,045
371,702	Exeter Automobile Receivables Trust, Series 2017-2A, Class A, 2.110%, 6/15/2021, 144A(a)	371,061
1,070,000	Federal National Mortgage Association, Series 2017-M13, Class A2, 2.939%, 9/25/2027(a)(c)	1,038,907
4,440,000	Federal National Mortgage Association, Series 2017-M14, Class A2, 2.876%, 11/25/2027(a)(c)	4,306,794
5,042,000	Federal National Mortgage Association, Series 2017-M8, Class A2, 3.061%, 5/25/2027(a)(c)	4,936,708
289,461	FHLMC, 3.500%, 1/01/2048	289,370
3,964,209	FHLMC, 4.000%, with various maturities from 2046 to 2048(a)(d)	4,053,751
2,368,473	FHLMC, 4.500%, with various maturities from 2044 to 2048(a)(d)	2,469,992
2,595,000	FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class A2, 2.653%, 8/25/2026(a)	2,497,652
5,790,000	FHLMC Multifamily Structured Pass Through Certificates, Series K065, Class A2, 3.243%, 4/25/2027(a)	5,778,232
5,310,000	FHLMC Multifamily Structured Pass Through Certificates, Series K075, Class A2, 3.650%, 2/25/2028(a)(c)	5,439,566
637,054	First Investors Auto Owner Trust, Series 2018-1A, Class A1, 2.840%, 5/16/2022, 144A(a)	635,826
11,139,879	FNMA, 2.500%, with various maturities in 2046(a)(d)	10,521,127
6,978,422	FNMA, 3.000%, with various maturities from 2046 to 2057(a)(d)	6,759,933
13,615,952	FNMA, 3.500%, with various maturities from 2045 to 2058(a)(d)	13,592,578
677,505	FNMA, 4.000%, 10/01/2047(a)	690,823
3,417,365	FNMA, 4.500%, with various maturities from 2043 to 2047(a)(d)	3,557,124
6,718,000	FNMA (TBA), 4.000%, 1/01/2049(e)	6,848,161
2,279,984	GCAT LLC, Series 2018-1, Class A1, 3.844%, 6/25/2048, 144A(c)	2,262,317
1,035,000	GE Capital International Funding Co. Unlimited Co., 3.373%, 11/15/2025	919,398
610,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	510,916
3,670,000	General Electric Co., 4.125%, 10/09/2042	2,867,524
735,000	General Electric Co., 4.500%, 3/11/2044	599,451
50,000,000	General Electric Co., EMTN, 4.208%, 12/06/2021, (SEK)(a)	5,877,388
3,900,000	General Motors Financial Co., Inc., 4.000%, 1/15/2025	3,648,125

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued
	United States – continued
315,000	General Motors Financial Co., Inc., EMTN, 0.955%, 9/07/2023, (EUR)	$345,768
1,217,918	GNMA, 1-month LIBOR + 1.797%, 4.058%, 5/20/2064(a)(b)	1,251,411
1,109,341	GNMA, 1-month LIBOR + 2.024%, 4.285%, 11/20/2064(a)(b)	1,171,379
1,409,291	GNMA, 1-month LIBOR + 2.187%, 4.448%, 11/20/2064(a)(b)	1,492,390
1,075,578	GNMA, 4.482%, 12/20/2061(a)(c)	1,078,386
218,245	GNMA, 4.491%, 6/20/2062(a)(c)	219,384
300,184	GNMA, 4.495%, 4/20/2065(a)(c)	318,754
1,311,794	GNMA, 4.529%, 1/20/2063(a)(c)	1,327,259
1,508,406	GNMA, 4.571%, 2/20/2065(a)(c)	1,589,437
2,122,899	GNMA, 1-month LIBOR + 2.314%, 4.575%, 10/20/2063(a)(b)	2,254,984
1,768,699	GNMA, 4.661%, 7/20/2064(a)(c)	1,872,475
1,561,132	GNMA, 4.662%, 7/20/2064(a)(c)	1,647,920
2,864,085	GNMA, 4.671%, 5/20/2064(a)(c)	3,005,244
1,290,000	Gulfport Energy Corp., 6.000%, 10/15/2024	1,141,650
90,000	Gulfport Energy Corp., 6.375%, 5/15/2025	79,650
1,515,000	Gulfport Energy Corp., 6.375%, 1/15/2026	1,310,475
1,630,000	HCA, Inc., 5.250%, 4/15/2025	1,621,850
1,505,000	HCA, Inc., 5.250%, 6/15/2026	1,493,712
1,115,000	Hess Corp., 4.300%, 4/01/2027	1,021,712
510,000	Hess Corp., 5.800%, 4/01/2047	457,750
620,670	Hilton Grand Vacations Trust, Series 2013-A, Class A, 2.280%, 1/25/2026, 144A(a)	617,870
1,905,000	Kimco Realty Corp., 3.300%, 2/01/2025	1,815,702
1,180,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	972,115
890,000	Lennar Corp., 4.500%, 4/30/2024	841,050
335,000	Lennar Corp., 4.750%, 5/30/2025	314,062
2,850,000	Lennar Corp., 4.750%, 11/29/2027	2,572,125

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued
	United States – continued
$542,552	Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.500%, 5/20/2030, 144A(a)(c)	$539,461
925,000	MetLife, Inc., 6.400%, 12/15/2066	939,670
2,025,000	MPLX LP, 4.000%, 3/15/2028	1,897,933
2,565,000	MPLX LP, 4.500%, 4/15/2038	2,240,135
1,920,000	MPLX LP, 5.500%, 2/15/2049	1,867,610
4,580,000	Newfield Exploration Co., 5.375%, 1/01/2026	4,488,400
2,881,298	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL1, Class A1, 3.000%, 6/25/2057, 144A(c)	2,823,089
1,522,391	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A1, 3.000%, 7/25/2057, 144A(c)	1,488,666
912,115	OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.100%, 3/20/2028, 144A(a)	914,261
3,920,000	OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.300%, 3/14/2029, 144A(a)	3,923,793
1,870,000	Owens Corning, 4.300%, 7/15/2047	1,408,217
855,000	Owens Corning, 4.400%, 1/30/2048	646,290
3,117,882	Preston Ridge Partners Mortgage LLC, Series 2017-2A, Class A1, 3.470%, 9/25/2022, 144A(c)	3,090,365
609,373	Preston Ridge Partners Mortgage LLC, Series 2017-3A, Class A1, 3.470%, 11/25/2022, 144A(c)	605,381
850,000,000	Procter & Gamble Co. (The), 0.275%, 5/08/2020, (JPY)(a)	7,774,819
530,000,000	Prologis Yen Finance LLC, 0.972%, 9/25/2028, (JPY)(a)	4,879,888
453,918	RCO Mortgage LLC, Series 2017-1, Class A1, 3.375%, 8/25/2022, 144A(c)	451,253
5,858,344	RCO Mortgage LLC, Series 2018-1, Class A1, 4.000%, 5/25/2023, 144A(c)	5,837,081
1,726,786	SoFi Consumer Loan Program Trust, Series 2018-2, Class A1, 2.930%, 4/26/2027, 144A(a)	1,722,409
2,571,535	Spirit Airlines Pass Through Certificates, Series 2015-1, Class B, 4.450%, 10/01/2025(a)	2,531,290
1,813,780	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050%, 4/25/2029, 144A(a)	1,796,238
6,736,737	Stanwich Mortgage Loan Trust, Series 2018-NPB1, Class A1, 4.016%, 5/16/2023, 144A(c)	6,703,383
170,000	Sunoco Logistics Partners Operations LP, 5.300%, 4/01/2044	150,113
1,065,000	Transocean Guardian Ltd., 5.875%, 1/15/2024, 144A	1,019,737
1,425,000	Transocean Pontus Ltd., 6.125%, 8/01/2025, 144A	1,375,125
7,074,557	Trinity Rail Leasing LLC, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A(a)	7,525,413

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued
	United States – continued
$5,840,000	U.S. Treasury Bond, 2.875%, 5/15/2043(a)(f)	$5,701,072
12,945,261	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2022(a)(g)	12,522,854
7,655,000	U.S. Treasury Note, 1.500%, 5/31/2020	7,542,567
1,066,727	United Airlines Pass Through Trust, Series 2013-1, Class B, 5.375%, 2/15/2023	1,091,019
1,225,185	United Airlines Pass Through Trust, Series 2016-1, Class B, 3.650%, 7/07/2027	1,197,691
1,494,965	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	1,428,499
1,408,503	Vericrest Opportunity Loan Trust, Series 2018-NPL4, Class A1A, 4.336%, 7/27/2048, 144A(c)	1,408,363
1,560,274	Vericrest Opportunity Loan Trust, Series 2018-NPL7, Class A1A, 3.967%, 9/25/2048, 144A(c)	1,551,822
2,905,863	Vericrest Opportunity Loan Trust, Series 2018-NPL8, Class A1A, 4.213%, 10/26/2048, 144A(c)	2,900,318
1,820,546	Verizon Owner Trust, Series 2016-2A, Class A, 1.680%, 5/20/2021, 144A(a)	1,810,154
570,000,000	Walmart, Inc., 0.183%, 7/15/2022, (JPY)(a)	5,214,435
1,505,000	Warner Media LLC, 3.600%, 7/15/2025	1,425,419
1,845,000	Warner Media LLC, 3.800%, 2/15/2027	1,731,170
720,000	Warner Media LLC, 3.875%, 1/15/2026	687,670
793,264	Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A, 2.840%, 9/15/2021, 144A(a)	792,106
795,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	755,250
795,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	724,483
940,000	Zimmer Biomet Holdings, Inc., 2.425%, 12/13/2026, (EUR)	1,102,714
		323,191,527
	Total Non-Convertible Bonds (Identified Cost $867,777,417)	845,160,518
Convertible Bonds – 0.3%

	United States – 0.3%
2,680,000	DISH Network Corp., 2.375%, 3/15/2024	2,133,725
495,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	467,980
	Total Convertible Bonds (Identified Cost $3,034,972)	2,601,705
	Total Bonds and Notes (Identified Cost $870,812,389)	847,762,223

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 3.8%
$26,489,946	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2018 at 1.500% to be repurchased at $26,492,153 on 1/02/2019 collateralized by $16,180,000 U.S. Treasury Bond, 4.375% due 5/15/2041 valued at $19,941,446; $7,340,000 U.S. Treasury Bond, 2.750% due 8/15/2042 valued at $7,078,417 including accrued interest(h)	$26,489,946
7,150,000	U.S. Treasury Bills, 2.416%, 5/09/2019(a)(i)	7,088,517
	Total Short-Term Investments (Identified Cost $33,578,526)	33,578,463
	Total Investments – 101.0% (Identified Cost $904,390,915)	881,340,686
	Other assets less liabilities – (1.0)%	(8,989,508)
	Net Assets – 100.0%	$872,351,178

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents principal amount including inflation adjustments.
(††††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.
(b)	Variable rate security. Rate as of December 31, 2018 is disclosed.
(c)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2018 is disclosed.

(d)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(e)

When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(g)	Treasury Inflation Protected Security (TIPS).
(h)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(i)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the value of Rule 144A holdings amounted to $184,223,543 or 21.1% of net assets.

ABS	Asset-Backed Securities
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah

JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At December 31, 2018, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Citibank N.A.	3/20/2019	EUR	S	24,755,000	$28,429,880	$28,546,120	$(116,240)
Citibank N.A.	3/20/2019	ZAR	S	224,130,000	15,628,073	15,435,756	192,317
Credit Suisse International	3/20/2019	CHF	B	5,805,000	5,885,180	5,948,383	63,203
Credit Suisse International	3/20/2019	JPY	B	6,375,580,000	56,690,366	58,507,619	1,817,253
Credit Suisse International	3/20/2019	JPY	S	250,400,000	2,242,090	2,297,878	(55,788)
Credit Suisse International	3/20/2019	KRW	B	13,692,574,000	12,275,932	12,304,577	28,645
Credit Suisse International	3/20/2019	KRW	S	760,000,000	683,146	682,960	186
Deutsche Bank AG	3/20/2019	GBP	B	7,400,000	9,402,887	9,467,169	64,282
HSBC Bank USA	3/20/2019	AUD	B	14,495,000	10,461,069	10,222,963	(238,106)
Morgan Stanley Capital Services, Inc.	3/06/2019	BRL	S	52,970,000	13,511,032	13,604,901	(93,869)
UBS AG	3/20/2019	AUD	B	4,165,000	3,013,253	2,937,471	(75,782)
UBS AG	3/20/2019	CAD	B	12,345,000	9,275,312	9,058,875	(216,437)
UBS AG	3/20/2019	NZD	B	1,800,000	1,222,441	1,209,781	(12,660)
UBS AG	3/20/2019	NZD	S	13,480,000	9,285,563	9,059,915	225,648
UBS AG	3/20/2019	SEK	B	19,500,000	2,176,522	2,213,734	37,212
UBS AG	3/20/2019	SEK	S	24,065,000	2,685,185	2,731,976	(46,791)

Total							$1,573,073

At December 31, 2018, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
BNP Paribas S.A.	3/20/2019	SEK	44,475,000	EUR	4,367,669	$5,036,558	$(12,460)
Credit Suisse International	3/20/2019	AUD	19,755,000	EUR	12,432,062	14,335,978	403,267
Credit Suisse International	3/20/2019	IDR	42,839,595,000	JPY	324,788,438	2,980,529	26,210
Deutsche Bank AG	3/20/2019	EUR	1,063,783	HUF	342,760,000	1,229,777	3,080
Deutsche Bank AG	3/20/2019	HUF	2,733,945,000	EUR	8,436,279	9,728,258	(80,769)
Morgan Stanley Capital Services, Inc.	3/20/2019	EUR	1,302,810	JPY	165,000,000	$1,514,177	11,848
Morgan Stanley Capital Services, Inc.	3/20/2019	GBP	9,100,000	EUR	10,059,172	11,599,690	$(42,368)
Morgan Stanley Capital Services, Inc.	3/20/2019	JPY	3,015,000,000	EUR	23,499,793	27,098,684	(569,461)

Total							$(260,653)

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2018, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year Japan Government Bond	3/13/2019	7	$9,708,251	$9,738,242	$29,991
2 Year U.S. Treasury Note	3/29/2019	230	48,530,072	48,831,875	301,803
5 Year U.S. Treasury Note	3/29/2019	198	22,586,261	22,708,125	121,864
German Euro Bund	3/07/2019	31	5,784,549	5,808,653	24,104
Ultra Long U.S. Treasury Bond	3/20/2019	133	20,991,325	21,367,281	375,956

Total					$853,718

At December 31, 2018, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	3/20/2019	622	$75,057,144	$75,893,718	$(836,574)
30 Year U.S. Treasury Bond	3/20/2019	148	20,654,948	21,608,000	(953,052)
Ultra 10 Year U.S. Treasury Note	3/20/2019	126	16,373,544	16,389,844	(16,300)

Total					$(1,805,926)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$847,762,223	$—	$847,762,223
Short-Term Investments	—	33,578,463	—	33,578,463

Total Investments	—	881,340,686	—	881,340,686

Forward Foreign Currency Contracts (unrealized appreciation)	—	2,873,151	—	2,873,151
Futures Contracts (unrealized appreciation)	853,718	—	—	853,718

Total	$853,718	$884,213,837	$—	$885,067,555

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(1,560,731)	$—	$(1,560,731)
Futures Contracts (unrealized depreciation)	(1,805,926)	—	—	(1,805,926)

Total	$(1,805,926)	$(1,560,731)	$—	$(3,366,657)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2018, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2018, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended December 31, 2018, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2018:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$2,873,151	$—
Exchange-traded asset derivatives
Interest rate contracts	—	853,718

Total asset derivatives	$2,873,151	$853,718

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(1,560,731)	$—
Exchange-traded liability derivatives
Interest rate contracts	—	(1,805,926)

Total liability derivatives	$(1,560,731)	$(1,805,926)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of December 31, 2018, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
BNP Paribas S.A	$(12,460)	$—
Deutsche Bank AG	(13,407)	40,000
HSBC Bank USA	(238,106)	270,000
Morgan Stanley Capital Services, Inc.	(693,850)	311,972
UBS AG	(88,810)	40,000

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of December 31, 2018:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$8,716,178	$5,648,595

Net loss amount reflects cash received as collateral for the Fund of $1,950,000

Industry Summary at December 31, 2018 (Unaudited)

Treasuries	38.0%
Banking	7.5
Mortgage Related	7.4
ABS Home Equity	5.1
Agency Commercial Mortgage-Backed Securities	2.8
Local Authorities	2.6
ABS Other	2.4
Government Owned – No Guarantee	2.4
Independent Energy	2.3
Supranational	2.0
Other Investments, less than 2% each	24.7
Short-Term Investments	3.8

Total Investments	101.0
Other assets less liabilities (including forward foreign currency and futures contracts)	(1.0)

Net Assets	100.0%

Currency Exposure Summary at December 31, 2018 (Unaudited)

United States Dollar	48.7%
Euro	17.8
Japanese Yen	12.2
British Pound	4.7
Canadian Dollar	2.6
Australian Dollar	2.3
Other, less than 2% each	12.7

Total Investments	101.0
Other assets less liabilities (including forward foreign currency and futures contracts)	(1.0)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2018 (Unaudited)

Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 93.4% of Net Assets

Non-Convertible Bonds – 83.2%

	ABS Home Equity – 1.2%
$175,000	American Homes 4 Rent, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A	$185,338
38,226	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	39,005
40,292	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	42,471
38,237	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034	37,720
30,830	Countrywide Asset-Backed Certificates Trust, Series 2004-13, Class AF5B, 5.103%, 5/25/2035(a)	31,151
159,409	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.330%, 2.800%, 9/19/2045(b)	129,586
270,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 1-month LIBOR + 3.300%, 5.806%, 10/25/2027(b)	292,880
38,384	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 4.268%, 7/19/2035(a)	37,251
125,000	Home Partners of America Trust, Series 2016-2, Class E, 1-month LIBOR + 3.780%, 6.235%, 10/17/2033, 144A(b)	125,330
225,000	Home Partners of America Trust, Series 2016-2, Class F, 1-month LIBOR + 4.700%, 7.155%, 10/17/2033, 144A(b)	225,000
72,469	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 1-month LIBOR + 0.640%, 3.146%, 7/25/2045(b)	69,873
192,701	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1, 3.546%, 3/25/2035(a)	174,126
175,000	RCO Mortgage LLC, Series 2017-1, Class A2, 5.125%, 8/25/2022, 144A(a)	176,106
		1,565,837
	ABS Other – 0.3%
150,262	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(a)	150,133
229,175	Wave LLC, Series 2017-1A, Class B, 5.682%, 11/15/2042, 144A	237,893
		388,026
	Aerospace & Defense – 1.2%
606,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	565,319
170,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	178,500
200,000	TransDigm UK Holdings PLC, 6.875%, 5/15/2026, 144A	190,500
690,000	TransDigm, Inc., 6.500%, 7/15/2024	671,025
		1,605,344
	Airlines – 0.8%
1,074,924	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	1,029,885
	Automotive – 1.7%
150,000	Allison Transmission, Inc., 5.000%, 10/01/2024, 144A	144,000
225,000	Dana Financing Luxembourg S.a.r.l., 5.750%, 4/15/2025, 144A	209,812
705,000	Delphi Technologies PLC, 5.000%, 10/01/2025, 144A	592,200
65,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	58,500
60,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/2023	58,800
320,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	312,000
715,000	IHO Verwaltungs GmbH, 5.250% PIK, 4.500% Cash, 9/15/2023, 144A(c)	654,225

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – continued
$335,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	$304,850
		2,334,387
	Banking – 4.3%
20,000	Ally Financial, Inc., 4.125%, 2/13/2022	19,425
420,000	Ally Financial, Inc., 4.625%, 3/30/2025	406,875
980,000	Ally Financial, Inc., 5.125%, 9/30/2024	972,650
695,000	Barclays PLC, 5.200%, 5/12/2026	666,215
1,125,000	Commerzbank AG, 8.125%, 9/19/2023, 144A	1,234,130
340,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	264,364
1,335,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	1,210,688
265,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	268,207
715,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	724,624
		5,767,178
	Brokerage – 0.2%
200,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	194,500
140,000	Jefferies Group LLC, 6.250%, 1/15/2036	140,377
		334,877
	Building Materials – 2.4%
125,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	110,625
485,000	Beacon Roofing Supply, Inc., 4.875%, 11/01/2025, 144A	426,194
300,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	287,628
300,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	315,375
405,000	James Hardie International Finance Ltd., 4.750%, 1/15/2025, 144A	368,550
400,000	James Hardie International Finance Ltd., 5.000%, 1/15/2028, 144A	342,000
105,000	Jeld-Wen, Inc., 4.625%, 12/15/2025, 144A	91,875
130,000	Jeld-Wen, Inc., 4.875%, 12/15/2027, 144A	109,850
110,000	Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 7/15/2023	108,900
680,000	U.S. Concrete, Inc., 6.375%, 6/01/2024	625,600
325,000	USG Corp., 4.875%, 6/01/2027, 144A	327,437
100,000	USG Corp., 5.500%, 3/01/2025, 144A	100,750
		3,214,784
	Cable Satellite – 6.5%
690,000	Altice Financing S.A., 6.625%, 2/15/2023, 144A	662,400
400,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	390,000
605,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	598,950
575,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	557,750
920,000	CSC Holdings LLC, 5.500%, 4/15/2027, 144A	855,600
45,000	CSC Holdings LLC, 6.750%, 11/15/2021	46,125
275,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027, 144A	251,281
600,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.500%, 3/01/2028, 144A	543,906
1,320,000	Unitymedia GmbH, 6.125%, 1/15/2025, 144A	1,326,468
875,000	Virgin Media Secured Finance PLC, 5.250%, 1/15/2026, 144A	801,448
200,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	197,127

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Cable Satellite – continued
$565,000	Ziggo Bond Co. BV, 5.875%, 1/15/2025, 144A	$509,913
2,305,000	Ziggo BV, 5.500%, 1/15/2027, 144A	2,062,975
		8,803,943
	Chemicals – 0.8%
805,000	Hercules LLC, 6.500%, 6/30/2029	802,987
340,000	Hexion, Inc., 6.625%, 4/15/2020	271,150
55,000	Hexion, Inc., 10.375%, 2/01/2022, 144A	43,863
		1,118,000
	Construction Machinery – 0.7%
200,000	Ashtead Capital, Inc., 4.125%, 8/15/2025, 144A	183,000
115,000	United Rentals North America, Inc., 4.625%, 7/15/2023	112,844
490,000	United Rentals North America, Inc., 4.625%, 10/15/2025	437,325
290,000	United Rentals North America, Inc., 5.750%, 11/15/2024	279,125
		1,012,294
	Consumer Cyclical Services – 0.6%
190,000	IHS Markit Ltd., 4.000%, 3/01/2026, 144A	176,700
285,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.250%, 12/01/2021, 144A	270,750
295,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	300,900
		748,350
	Consumer Products – 0.4%
625,000	Coty, Inc., 6.500%, 4/15/2026, 144A	537,500
	Electric – 1.9%
695,000	AES Corp., 4.000%, 3/15/2021	682,838
340,000	AES Corp., 4.500%, 3/15/2023	331,500
90,000	AES Corp. (The), 5.125%, 9/01/2027	86,400
277,000	AES Corp. (The), 5.500%, 4/15/2025	275,573
220,000	AES Corp. (The), 6.000%, 5/15/2026	223,300
925,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	943,500
		2,543,111
	Environmental – 0.0%
45,000	GFL Environmental, Inc., 5.625%, 5/01/2022, 144A	41,513
	Finance Companies – 4.7%
535,000	Aircastle Ltd., 4.125%, 5/01/2024	504,854
410,000	Aircastle Ltd., 5.500%, 2/15/2022	419,482
95,000	CIT Group, Inc., 4.125%, 3/09/2021	93,575
65,000	iStar, Inc., 4.625%, 9/15/2020	63,375
220,000	iStar, Inc., 5.250%, 9/15/2022	205,678
245,000	iStar, Inc., 6.500%, 7/01/2021	242,550
340,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	303,450
435,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	433,913

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Finance Companies – continued
$1,155,000	Navient Corp., 6.500%, 6/15/2022	$1,077,037
30,000	Navient Corp., MTN, 6.125%, 3/25/2024	25,725
185,000	Navient LLC, 5.500%, 1/25/2023	161,875
45,000	Navient LLC, MTN, 4.875%, 6/17/2019	44,831
245,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	220,500
785,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	694,725
890,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	832,150
150,000	Springleaf Finance Corp., 6.875%, 3/15/2025	134,250
560,000	Springleaf Finance Corp., 7.125%, 3/15/2026	499,800
102,000	Stearns Holdings LLC, 9.375%, 8/15/2020, 144A	95,880
320,000	Unifin Financiera SAB de CV SOFOM ENR, 7.250%, 9/27/2023, 144A	295,254
		6,348,904
	Financial Other – 1.0%
645,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	632,100
40,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.250%, 2/01/2022	39,500
375,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023, 144A	365,625
270,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	262,575
		1,299,800
	Food & Beverage – 2.0%
350,000	B&G Foods, Inc., 5.250%, 4/01/2025	325,500
355,000	BRF S.A., 4.750%, 5/22/2024, 144A	326,156
325,000	Cosan Luxembourg S.A., 7.000%, 1/20/2027, 144A	327,561
225,000	JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	214,875
350,000	MARB BondCo PLC, 6.875%, 1/19/2025, 144A	324,366
240,000	Pilgrim’s Pride Corp., 5.750%, 3/15/2025, 144A	225,000
440,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	399,300
635,000	Post Holdings, Inc., 5.750%, 3/01/2027, 144A	595,313
		2,738,071
	Gaming – 1.4%
150,000	Boyd Gaming Corp., 6.375%, 4/01/2026	145,125
80,000	GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	79,121
610,000	International Game Technology PLC, 6.250%, 2/15/2022, 144A	611,525
165,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.500%, 1/15/2028	144,375
925,000	MGM Resorts International, 6.000%, 3/15/2023	929,625
		1,909,771
	Government Owned - No Guarantee – 1.0%
460,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	385,484
435,000	Petrobras Global Finance BV, 5.750%, 2/01/2029	402,375
70,000	Petrobras Global Finance BV, 5.999%, 1/27/2028	65,906
640,000	YPF S.A., 6.950%, 7/21/2027, 144A	521,600
		1,375,365
	Health Insurance – 0.2%
320,000	Centene Corp., 4.750%, 1/15/2025	305,600

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – 4.4%
$895,000	HCA Healthcare, Inc., 6.250%, 2/15/2021	$915,137
115,000	HCA, Inc., 5.250%, 4/15/2025	114,425
655,000	HCA, Inc., 5.375%, 2/01/2025	638,625
430,000	HCA, Inc., 7.050%, 12/01/2027	448,275
35,000	HCA, Inc., 7.500%, 12/15/2023	37,450
790,000	HCA, Inc., 7.500%, 11/06/2033	829,500
40,000	HCA, Inc., 7.690%, 6/15/2025	42,600
40,000	HCA, Inc., 8.360%, 4/15/2024	44,000
205,000	HCA, Inc., MTN, 7.580%, 9/15/2025	217,300
20,000	HCA, Inc., MTN, 7.750%, 7/15/2036	20,750
215,000	Hologic, Inc., 4.375%, 10/15/2025, 144A	199,950
250,000	Hologic, Inc., 4.625%, 2/01/2028, 144A	225,000
330,000	IQVIA, Inc., 5.000%, 10/15/2026, 144A	315,150
650,000	Polaris Intermediate Corp., 8.500% PIK, 8.500% Cash, 12/01/2022, 144A(c)	592,878
485,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	469,237
155,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	150,738
70,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	65,275
640,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	649,600
		5,975,890
	Home Construction – 2.0%
200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022(d)(e)(f)(g)	2
260,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	208,000
385,000	Lennar Corp., 4.750%, 11/15/2022	373,450
690,000	Lennar Corp., 5.000%, 6/15/2027	629,625
720,000	PulteGroup, Inc., 6.000%, 2/15/2035	622,800
495,000	PulteGroup, Inc., 6.375%, 5/15/2033	451,687
380,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	377,150
		2,662,714
	Independent Energy – 10.7%
665,000	Aker BP ASA, 5.875%, 3/31/2025, 144A	663,337
265,000	Aker BP ASA, 6.000%, 7/01/2022, 144A	266,325
162,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	165,694
805,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	696,325
470,000	Bruin E&P Partners LLC, 8.875%, 8/01/2023, 144A	418,300
68,000	California Resources Corp., 5.500%, 9/15/2021	48,844
33,000	California Resources Corp., 6.000%, 11/15/2024	20,130
2,020,000	California Resources Corp., 8.000%, 12/15/2022, 144A	1,368,550
110,000	Callon Petroleum Co., 6.125%, 10/01/2024	102,300
325,000	Chesapeake Energy Corp., 8.000%, 1/15/2025	286,813
600,000	CNX Resources Corp., 5.875%, 4/15/2022	576,000
310,000	Continental Resources, Inc., 3.800%, 6/01/2024	293,467
80,000	Continental Resources, Inc., 4.500%, 4/15/2023	78,734
504,000	Continental Resources, Inc., 5.000%, 9/15/2022	500,424
520,000	Denbury Resources, Inc., 7.500%, 2/15/2024, 144A	418,600
165,000	Denbury Resources, Inc., 9.250%, 3/31/2022, 144A	152,213

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$725,000	Eclipse Resources Corp., 8.875%, 7/15/2023	$621,687
305,000	Gulfport Energy Corp., 6.000%, 10/15/2024	269,925
480,000	Gulfport Energy Corp., 6.375%, 5/15/2025	424,800
290,000	Gulfport Energy Corp., 6.375%, 1/15/2026	250,850
477,000	Halcon Resources Corp., 6.750%, 2/15/2025	348,210
485,000	Matador Resources Co., 5.875%, 9/15/2026	446,200
1,055,000	MEG Energy Corp., 6.500%, 1/15/2025, 144A	1,070,825
465,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	444,075
135,000	Newfield Exploration Co., 5.625%, 7/01/2024	136,688
789,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	743,632
175,000	PDC Energy, Inc., 5.750%, 5/15/2026	155,750
165,000	PDC Energy, Inc., 6.125%, 9/15/2024	152,625
200,000	Sanchez Energy Corp., 6.125%, 1/15/2023	36,000
610,000	Sanchez Energy Corp., 7.250%, 2/15/2023, 144A	497,150
550,000	Seven Generations Energy Ltd., 5.375%, 9/30/2025, 144A	492,250
140,000	Seven Generations Energy Ltd., 6.875%, 6/30/2023, 144A	137,900
280,000	SM Energy Co., 5.000%, 1/15/2024	243,600
230,000	SM Energy Co., 5.625%, 6/01/2025	200,100
128,000	SM Energy Co., 6.125%, 11/15/2022	120,960
100,000	SM Energy Co., 6.625%, 1/15/2027	88,500
75,000	SM Energy Co., 6.750%, 9/15/2026	67,125
167,000	Southwestern Energy Co., 6.200%, 1/23/2025	149,256
660,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	627,000
95,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	86,574
610,000	Whiting Petroleum Corp., 6.625%, 1/15/2026	523,075
		14,390,813
	Life Insurance – 0.3%
430,000	CNO Financial Group, Inc., 5.250%, 5/30/2025	409,575
	Local Authorities – 0.3%
260,000	Provincia de Buenos Aires, 6.500%, 2/15/2023, 144A	209,141
185,000	Provincia de Buenos Aires, 7.875%, 6/15/2027, 144A	133,202
		342,343
	Lodging – 1.5%
115,000	Hilton Domestic Operating Co., Inc., 4.250%, 9/01/2024	108,675
595,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.625%, 4/01/2025	563,762
460,000	Marriott Ownership Resorts, Inc., 5.625%, 4/15/2023, 144A	449,112
290,000	Marriott Ownership Resorts, Inc., 6.500%, 9/15/2026, 144A	279,850
665,000	Wyndham Destinations, Inc., 5.625%, 3/01/2021	661,675
		2,063,074
	Media Entertainment – 2.9%
660,000	AMC Networks, Inc., 4.750%, 12/15/2022	645,150
25,000	AMC Networks, Inc., 5.000%, 4/01/2024	23,687
85,000	Clear Channel Worldwide Holdings, Inc., Series A, 6.500%, 11/15/2022	84,150
540,000	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/2022	540,000

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Media Entertainment – continued
$1,405,000	Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3/15/2020	$1,369,875
670,000	Meredith Corp., 6.875%, 2/01/2026, 144A	654,925
710,000	Netflix, Inc., 4.875%, 4/15/2028	647,875
		3,965,662
	Metals & Mining – 1.6%
150,000	Commercial Metals Co., 4.875%, 5/15/2023	141,750
400,000	First Quantum Minerals Ltd., 6.500%, 3/01/2024, 144A	332,000
815,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	782,400
555,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	514,762
355,000	Gerdau Trade, Inc., 4.875%, 10/24/2027, 144A	337,403
		2,108,315
	Midstream – 3.8%
710,000	Energy Transfer Operating LP, Series A, (fixed rate to 2/15/2023, variable rate thereafter), 6.250%(h)	594,181
490,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	396,276
230,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	188,943
1,020,000	Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/2026, 144A	986,850
340,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019	338,521
155,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	133,300
375,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	360,000
125,000	NGPL PipeCo LLC, 4.375%, 8/15/2022, 144A	121,562
540,000	NGPL PipeCo LLC, 4.875%, 8/15/2027, 144A	508,950
160,000	SemGroup Corp./Rose Rock Finance Corp., 5.625%, 7/15/2022	150,800
175,000	SemGroup Corp./Rose Rock Finance Corp., 5.625%, 11/15/2023	159,250
465,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019	460,931
50,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	46,313
670,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	656,600
		5,102,477
	Non-Agency Commercial Mortgage-Backed Securities – 1.2%
100,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1-month LIBOR + 3.500%, 5.955%, 11/15/2031, 144A(b)(g)(i)	96,832
180,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1-month LIBOR + 4.500%, 6.955%, 11/15/2031, 144A(b)(g)(i)	171,599
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	711,421
22,726	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.780%, 8/10/2045(a)	23,020
320,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 1-month LIBOR + 3.250%, 5.705%, 11/15/2027, 144A(b)(g)(i)	272,001
350,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1-month LIBOR + 4.150%, 6.605%, 11/15/2027, 144A(b)	263,684
100,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.821%, 6/15/2045, 144A(a)	83,258
		1,621,815

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Oil Field Services – 1.5%
$370,000	Ensco PLC, 5.750%, 10/01/2044	$206,786
20,000	Global Marine, Inc., 7.000%, 6/01/2028	16,200
400,000	McDermott Technology Americas, Inc./McDermott Technology U.S., Inc., 10.625%, 5/01/2024, 144A	337,500
90,000	Noble Holding International Ltd., 5.250%, 3/15/2042	52,200
185,000	Noble Holding International Ltd., 6.050%, 3/01/2041	113,775
330,000	Noble Holding International Ltd., 7.750%, 1/15/2024	249,975
415,000	Noble Holding International Ltd., 7.875%, 2/01/2026, 144A	353,787
325,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	277,875
140,000	Transocean Guardian Ltd., 5.875%, 1/15/2024, 144A	134,050
176,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	168,520
135,000	Transocean, Inc., 7.500%, 1/15/2026, 144A	118,463
		2,029,131
	Packaging – 1.6%
330,000	ARD Finance S.A., 7.875% PIK, 7.125% Cash, 9/15/2023(c)	296,175
345,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 4.625%, 5/15/2023, 144A	329,475
885,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.250%, 5/15/2024, 144A	882,787
475,000	Berry Global, Inc., 4.500%, 2/15/2026, 144A	434,625
275,000	Crown Americas LLC/Crown Americas Capital Corp., 4.750%, 2/01/2026, 144A	259,188
		2,202,250
	Paper – 0.2%
350,000	Klabin Finance S.A., 4.875%, 9/19/2027, 144A	317,625
	Pharmaceuticals – 1.9%
95,000	Bausch Health Cos., Inc., 5.500%, 3/01/2023, 144A	86,925
89,000	Bausch Health Cos., Inc., 5.625%, 12/01/2021, 144A	87,665
1,325,000	Bausch Health Cos., Inc., 5.875%, 5/15/2023, 144A	1,225,625
225,000	Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026, 144A	213,188
780,000	Teva Pharmaceutical Finance Co. BV, 2.950%, 12/18/2022	689,801
300,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	198,293
		2,501,497
	Property & Casualty Insurance – 0.7%
1,160,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	982,450
	Refining – 0.3%
495,000	Parkland Fuel Corp., 6.000%, 4/01/2026, 144A	464,063
	REITs - Mortgage – 0.9%
645,000	Starwood Property Trust, Inc., 3.625%, 2/01/2021	620,813
610,000	Starwood Property Trust, Inc., 4.750%, 3/15/2025	549,000
		1,169,813
	Restaurants – 0.5%
685,000	1011778 B.C. ULC/New Red Finance, Inc., 5.000%, 10/15/2025, 144A	630,200

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Retailers – 2.2%
$685,000	Asbury Automotive Group, Inc., 6.000%, 12/15/2024	$655,887
480,000	Dillard’s, Inc., 7.000%, 12/01/2028	488,760
135,000	Foot Locker, Inc., 8.500%, 1/15/2022	145,800
170,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	161,075
535,000	Group 1 Automotive, Inc., 5.250%, 12/15/2023, 144A	496,213
400,000	JC Penney Corp., Inc., 5.875%, 7/01/2023, 144A	322,000
385,000	L Brands, Inc., 6.750%, 7/01/2036	313,775
140,000	L Brands, Inc., 6.875%, 11/01/2035	116,928
340,000	Party City Holdings, Inc., 6.625%, 8/01/2026, 144A	309,400
		3,009,838
	Supermarkets – 1.1%
735,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025	643,125
380,000	KeHE Distributors LLC/KeHE Finance Corp., 7.625%, 8/15/2021, 144A	361,000
10,000	New Albertsons LP, 8.700%, 5/01/2030	8,400
615,000	New Albertsons LP, Series C, MTN, 6.625%, 6/01/2028	455,100
		1,467,625
	Technology – 3.7%
260,000	Blackboard, Inc., 9.750%, 10/15/2021, 144A	176,800
135,000	Camelot Finance S.A., 7.875%, 10/15/2024, 144A	130,275
70,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	63,700
140,000	CommScope, Inc., 5.000%, 6/15/2021, 144A	138,600
975,000	Dell International LLC/EMC Corp., 6.020%, 6/15/2026, 144A	979,409
150,000	Equinix, Inc., 5.375%, 1/01/2022	151,125
140,000	Equinix, Inc., 5.375%, 4/01/2023	139,300
590,000	First Data Corp., 5.000%, 1/15/2024, 144A	567,875
695,000	NXP BV / NXP Funding LLC, 3.875%, 9/01/2022, 144A	667,200
315,000	Open Text Corp., 5.625%, 1/15/2023, 144A	313,425
20,000	Open Text Corp., 5.875%, 6/01/2026, 144A	19,600
575,000	Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	567,812
235,000	Sabre GLBL, Inc., 5.375%, 4/15/2023, 144A	233,825
325,000	Veritas U.S., Inc./Veritas Bermuda Ltd., 10.500%, 2/01/2024, 144A	212,875
710,000	Western Digital Corp., 4.750%, 2/15/2026	615,925
		4,977,746
	Transportation Services – 0.1%
185,000	APL Ltd., 8.000%, 1/15/2024(g)(i)	164,567
	Treasuries – 3.0%
4,000,000	U.S. Treasury Note, 2.750%, 11/30/2020	4,018,125
	Wireless – 2.1%
80,000	Nokia Oyj, 3.375%, 6/12/2022	75,997
700,000	Nokia Oyj, 4.375%, 6/12/2027	651,000
496,000	Sprint Capital Corp., 6.875%, 11/15/2028	468,720
1,205,000	Sprint Corp., 7.250%, 9/15/2021	1,233,317
125,000	T-Mobile USA, Inc., 4.500%, 2/01/2026	114,688

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wireless – continued
$345,000	T-Mobile USA, Inc., 4.750%, 2/01/2028	$312,225
		2,855,947
	Wirelines – 1.4%
220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	181,887
15,000	Frontier Communications Corp., 7.000%, 11/01/2025	6,627
235,000	Frontier Communications Corp., 7.450%, 7/01/2035	98,700
930,000	Frontier Communications Corp., 8.500%, 4/01/2026, 144A	813,750
365,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	306,100
155,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	148,025
390,000	Windstream Services LLC/Windstream Finance Corp., 10.500%, 6/30/2024, 144A	296,400
		1,851,489
	Total Non-Convertible Bonds (Identified Cost $118,301,366)	112,307,584
Convertible Bonds – 10.2%

	Automotive – 0.2%
315,000	Meritor, Inc., 3.250%, 10/15/2037	275,033
	Cable Satellite – 1.1%
1,240,000	DISH Network Corp., 2.375%, 3/15/2024	987,246
690,000	DISH Network Corp., 3.375%, 8/15/2026	557,186
		1,544,432
	Consumer Cyclical Services – 0.4%
590,000	Macquarie Infrastructure Corp., 2.000%, 10/01/2023	510,526
	Diversified Operations – 0.4%
485,000	RWT Holdings, Inc., 5.625%, 11/15/2019	487,124
	Healthcare – 0.6%
260,000	Evolent Health, Inc., 2.000%, 12/01/2021	288,307
100,000	Insulet Corp., 1.375%, 11/15/2024, 144A	106,202
345,000	Wright Medical Group, Inc., 1.625%, 6/15/2023, 144A	351,328
		745,837
	Independent Energy – 1.1%
800,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	643,890
675,000	PDC Energy, Inc., 1.125%, 9/15/2021	598,219
295,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	278,897
		1,521,006
	Industrial Other – 0.2%
265,000	Tutor Perini Corp., 2.875%, 6/15/2021	243,919
	Leisure – 0.1%
140,000	Rovi Corp., 0.500%, 3/01/2020	131,265

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Media Entertainment – 0.1%
$135,000	Liberty Media Corp., 2.250%, 9/30/2046	$63,869
	Midstream – 0.0%
55,000	SM Energy Co., 1.500%, 7/01/2021	51,123
	Oil Field Services – 0.4%
670,000	Nabors Industries, Inc., 0.750%, 1/15/2024	413,879
160,000	Oil States International, Inc., 1.500%, 2/15/2023, 144A	131,139
		545,018
	Pharmaceuticals – 2.7%
1,425,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	1,417,019
275,000	Dermira, Inc., 3.000%, 5/15/2022	212,140
395,000	Flexion Therapeutics, Inc., 3.375%, 5/01/2024	324,800
345,000	Horizon Pharma Investment Ltd., 2.500%, 3/15/2022	343,482
695,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	640,356
680,000	Ionis Pharmaceuticals, Inc., 1.000%, 11/15/2021	727,670
		3,665,467
	Railroads – 0.2%
310,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	304,620
	REITs - Diversified – 0.2%
345,000	iStar, Inc., 3.125%, 9/15/2022	310,859
	Technology – 2.3%
495,000	Avaya Holdings Corp., 2.250%, 6/15/2023, 144A	422,309
1,080,000	Finisar Corp., 0.500%, 12/15/2036	1,025,158
75,000	MagnaChip Semiconductor S.A., 5.000%, 3/01/2021	76,238
790,000	Nuance Communications, Inc., 1.000%, 12/15/2035	679,281
245,000	Nuance Communications, Inc., 1.250%, 4/01/2025	214,801
200,000	Palo Alto Networks, Inc., 0.750%, 7/01/2023, 144A	197,798
350,000	Verint Systems, Inc., 1.500%, 6/01/2021	338,584
255,000	Western Digital Corp., 1.500%, 2/01/2024, 144A	206,652
		3,160,821
	Wirelines – 0.2%
285,000	GCI Liberty, Inc., 1.750%, 9/30/2046, 144A	278,188
	Total Convertible Bonds (Identified Cost $14,915,115)	13,839,107
	Total Bonds and Notes (Identified Cost $133,216,481)	126,146,691
Senior Loans – 1.5%

	Chemicals – 0.1%
98,855	Chemours Co. (The), 2018 USD Term Loan B, 1-month LIBOR + 1.750%, 4.280%, 4/03/2025(b)	94,654

Principal Amount	Description	Value (†)

Senior Loans – continued

	Retailers – 0.3%
$184,768	J.C. Penney Corp., Inc., 2016 Term Loan B, 6/23/2023(j)	$157,053
375,987	J.C. Penney Corp., Inc., 2016 Term Loan B, 3-month LIBOR + 4.250%, 6.956%, 6/23/2023(b)	319,589
		476,642
	Supermarkets – 0.5%
679,276	Albertsons LLC, USD 2017 Term Loan B5, 12/21/2022(j)	650,875
	Transportation Services – 0.6%
815,606	Uber Technologies, 2018 Term Loan, 1-month LIBOR + 4.000%, 6.387%, 4/04/2025(b)	793,177
	Total Senior Loans (Identified Cost $2,080,386)	2,015,348

Shares
Preferred Stocks – 1.0%

	Food & Beverage – 0.7%
9,524	Bunge Ltd., 4.875%	924,891
	Midstream – 0.3%
90	Chesapeake Energy Corp., 5.750%(d)	38,475
13	Chesapeake Energy Corp., 5.750%, 144A	6,706
641	Chesapeake Energy Corp., 5.750%	330,661
		375,842
	Total Preferred Stocks (Identified Cost $1,435,724)	1,300,733
Common Stocks – 0.4%

	Oil, Gas & Consumable Fuels – 0.2%
7,213	Bonanza Creek Energy, Inc.(k)	149,093
8,051	Halcon Resources Corp.(k)	13,687
6,069	Whiting Petroleum Corp.(k)	137,705
		300,485
	Pharmaceuticals – 0.2%
4,298	Bristol-Myers Squibb Co.	223,410
	Total Common Stocks (Identified Cost $918,406)	523,895
Warrants – 0.0%
2,186	Halcon Resources Corp., Expiration on 9/9/2020 at $14.04(k) (Identified Cost $0)	49

Principal Amount	Description	Value (†)
Short-Term Investments – 2.9%
$3,880,295	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2018 at 1.500% to be repurchased at $3,880,618 on 1/02/2019 collateralized by $4,105,000 U.S. Treasury Bond, 2.750% due 8/15/2042 valued at $3,958,706 including accrued interest(l) (Identified Cost $3,880,295)	$3,880,295

	Total Investments – 99.2% (Identified Cost $141,531,292)	133,867,011
	Other assets less liabilities – 0.8%	1,131,592

	Net Assets – 100.0%	$134,998,603

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of December 31, 2018, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$704,999	0.5%	$2	Less than 0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2018 is disclosed.

(b)	Variable rate security. Rate as of December 31, 2018 is disclosed.
(c)

Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended December 31, 2018, interest payments were made in cash.

(d)	Level 3 security. Value has been determined using significant unobservable inputs.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Fair valued by the Fund’s adviser. At December 31, 2018, the value of this security amounted to $2 or less than 0.1% of net assets.
(g)	Illiquid security.
(h)	Perpetual bond with no specified maturity date.

(i)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2018, the value of these securities amounted to $704,999 or 0.5% of net assets.
(j)	Position is unsettled. Contract rate was not determined at December 31, 2018 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)	Non-income producing security.
(l)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the value of Rule 144A holdings amounted to $57,431,836 or 42.5% of net assets.

ABS	Asset-Backed Securities
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	$2,662,712	$2	(a)	$2,662,714
All Other Non-Convertible Bonds*	—	109,644,870	—		109,644,870

Total Non-Convertible Bonds	—	112,307,582	2		112,307,584

Convertible Bonds*	—	13,839,107	—		13,839,107

Total Bonds and Notes	—	126,146,689	2		126,146,691

Senior Loans*	—	2,015,348	—		2,015,348
Preferred Stocks
Food & Beverage	—	924,891	—		924,891
Midstream	—	337,367	38,475	(b)	375,842

Total Preferred Stocks	—	1,262,258	38,475		1,300,733

Common Stocks*	523,895	—	—		523,895
Warrants	49	—	—		49
Short-Term Investments	—	3,880,295	—		3,880,295

Total	$523,944	$133,304,590	$38,477		$133,867,011

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2018 and/or December 31, 2018:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2018
Bonds and Notes
Non-Convertible Bonds
Airlines	$311,867	$—	$(4,457)	$4,363	$—	$(311,773)	$—	$—	$—	$—
Home Construction	2	—	—	—	—	—	—	—	2	—
Preferred Stocks
Midstream	—	—	—	(15,419)	—	—	53,894	—	38,475	(15,419)

Total	$311,869	$—	$(4,457)	$(11,056)	$—	$(311,773)	$53,894	$—	$38,477	$(15,419)

A preferred stock valued at $53,894 was transferred from Level 2 to Level 3 during the period ended December 31, 2018. At September 30, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2018, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2018 (Unaudited)

Independent Energy	11.8%
Cable Satellite	7.6
Technology	6.0
Healthcare	5.0
Pharmaceuticals	4.8
Finance Companies	4.7
Banking	4.3
Midstream	4.1
Media Entertainment	3.0
Treasuries	3.0
Food & Beverage	2.7
Retailers	2.5
Building Materials	2.4
Wireless	2.1
Home Construction	2.0
Other Investments, less than 2% each	30.3
Short-Term Investments	2.9

Total Investments	99.2
Other assets less liabilities	0.8

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2018 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 97.1% of Net Assets

	Banking – 2.5%
$160,000	BB&T Corp., MTN, 3.750%, 12/06/2023	$161,346
200,000	HSBC Holdings PLC, (fixed rate to 3/23/2023, variable rate thereafter), 6.250%(a)	187,500
200,000	Lloyds Banking Group PLC, (fixed rate to 11/07/2027, variable rate thereafter), 3.574%, 11/07/2028	177,905
200,000	Royal Bank of Scotland Group PLC, (fixed rate to 8/10/2025, variable rate thereafter), 8.000%(a)	200,116
		726,867
	Cable Satellite – 0.5%
135,000	Comcast Corp., 4.250%, 10/15/2030	136,527
	Chemicals – 0.3%
75,000	Dow Chemical Co. (The), 5.550%, 11/30/2048, 144A	76,046
	Electric – 0.7%
45,000	IPALCO Enterprises, Inc., 3.700%, 9/01/2024	43,808
150,000	Niagara Mohawk Power Corp., 4.278%, 12/15/2028, 144A	155,128
		198,936
	Food & Beverage – 0.3%
100,000	Bacardi Ltd., 4.700%, 5/15/2028, 144A	96,099
	Health Insurance – 0.2%
50,000	Cigna Corp., 4.375%, 10/15/2028, 144A	50,279
	Independent Energy – 0.3%
90,000	Chesapeake Energy Corp., 8.000%, 6/15/2027	75,600
	Industrial Other – 0.3%
85,000	Fluor Corp., 4.250%, 9/15/2028	82,804
	Life Insurance – 0.4%
140,000	MetLife, Inc., Series D, (fixed rate to 3/15/2028, variable rate thereafter), 5.875%(a)	134,400
	Midstream – 0.4%
150,000	Plains All American Pipeline LP, Series B, (fixed rate to 11/15/2022, variable rate thereafter), 6.125%(a)	126,000
	Property & Casualty Insurance – 0.5%
150,000	AON Corp., 4.500%, 12/15/2028	151,846
	Treasuries – 89.7%
2,180,999	U.S. Treasury Inflation Indexed Bond, 0.750%, 7/15/2028(b)	2,134,738
948,201	U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2045(b)(c)	847,701
1,215,158	U.S. Treasury Inflation Indexed Bond, 0.875%, 2/15/2047(b)(c)	1,115,398
1,035,194	U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2046(b)	981,331
666,536	U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2048(b)	631,638
982,988	U.S. Treasury Inflation Indexed Bond, 3.375%, 4/15/2032(b)(c)	1,260,464
5,868,115	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2021(b)	5,706,054
3,223,318	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2022(b)(c)	3,118,141

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Treasuries – continued
$4,546,791	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2026(b)(c)	$4,268,656
186,834	U.S. Treasury Inflation Indexed Note, 0.250%, 1/15/2025(b)	178,909
1,732,770	U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/2025(b)(c)	1,670,454
2,355,368	U.S. Treasury Inflation Indexed Note, 0.375%, 1/15/2027(b)(c)	2,237,200
820,128	U.S. Treasury Inflation Indexed Note, 0.500%, 1/15/2028(b)	782,667
1,503,743	U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2026(b)(c)	1,463,702
		26,397,053
	Wireless – 0.3%
100,000	Sprint Corp., 7.625%, 3/01/2026	98,750
	Wirelines – 0.7%
200,000	British Telecommunications PLC, 5.125%, 12/04/2028	201,126
	Total Bonds and Notes (Identified Cost $29,747,403)	28,552,333
Senior Loans – 1.1%

	Independent Energy – 0.1%
36,500	MEG Energy Corp., 2017 Term Loan B, 1-month LIBOR + 3.500%, 6.030%, 12/31/2023(d)	35,633
	Retailers – 1.0%
315,361	Staples, Inc., 2017 Term Loan B, 3-month LIBOR + 4.000%, 6.541%, 9/12/2024(d)	301,696
	Total Senior Loans (Identified Cost $351,352)	337,329
Shares
Preferred Stocks – 0.5%

	Government Guaranteed – 0.5%
6,039	Bank of America Corp., Series GG, 6.000% (Identified Cost $150,975)	151,579
Principal Amount
Short-Term Investments – 1.0%
$277,476	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2018 at 1.500% to be repurchased at $277,499 on 1/02/2019 collateralized by $230,000 U.S. Treasury Bond, 4.375% due 5/15/2041 valued at $283,469 including accrued interest(e)	277,476
20,000	U.S. Treasury Bills, 2.476%, 6/06/2019(f)(g)	19,789
	Total Short-Term Investments (Identified Cost $297,261)	297,265
	Total Investments – 99.7% (Identified Cost $30,546,991)	29,338,506
	Other assets less liabilities – 0.3%	76,811
	Net Assets – 100.0%	$29,415,317

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Perpetual bond with no specified maturity date.
(b)	Treasury Inflation Protected Security (TIPS).
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Variable rate security. Rate as of December 31, 2018 is disclosed.
(e)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the value of Rule 144A holdings amounted to $377,552 or 1.3% of net assets.

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2018, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Eurodollar	12/16/2019	118$	28,565,453	$28,718,250	$152,797

At December 31, 2018, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Eurodollar	6/17/2019	30	$7,268,548	$7,298,625	$(30,077)
Eurodollar	12/14/2020	118	28,553,047	28,771,350	(218,303)
Ultra Long U.S. Treasury Bond	3/20/2019	5	804,060	803,282	778
Ultra 10 Year U.S. Treasury Note	3/20/2019	7	910,717	910,547	170

Total					$(247,432)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$28,552,333	$—	$28,552,333
Senior Loans*	—	337,329	—	337,329
Preferred Stocks*	151,579	—	—	151,579
Short-Term Investments	—	297,265	—	297,265

Total Investments	151,579	29,186,927	—	29,338,506

Futures Contracts (unrealized appreciation)	153,745	—	—	153,745

Total	$305,324	$29,186,927	$—	$29,492,251

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(248,380)	$—	$—	$(248,380)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2018, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended December 31, 2018, the Fund used futures contracts to hedge against changes in interest rates and to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2018:

Assets	Unrealized Appreciation on Futures Contracts
Exchange-traded asset derivatives Interest rate contracts	$153,745

Liabilities	Unrealized Depreciation on Futures Contracts
Exchange-traded liability derivatives Interest rate contracts	$(248,380)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of December 31, 2018:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 136,789	$ 136,789

Industry Summary at December 31, 2018 (Unaudited)

Treasuries	89.7%
Banking	2.5
Other Investments, less than 2% each	6.5
Short-Term Investments	1.0

Total Investments	99.7
Other assets less liabilities (including futures contracts)	0.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2018 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 72.4% of Net Assets

Non-Convertible Bonds – 66.2%

	Aerospace & Defense – 1.3%
135,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	$91,559
1,930,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	1,722,525
115,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	118,739
1,165,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	1,183,582
807,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	752,826
2,209,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	2,319,450
2,610,000	Textron Financial Corp., 3-month LIBOR + 1.735%, 4.351%, 2/15/2067, 144A(a)	1,879,200
625,000	TransDigm, Inc., 6.500%, 5/15/2025	596,875
		8,664,756
	Airlines – 1.8%
4,080,000	Air Canada, 7.750%, 4/15/2021, 144A	4,313,580
267,905	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	270,798
810,000	Allegiant Travel Co., 5.500%, 7/15/2019	810,000
692,829	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	665,036
2,031,816	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	1,965,243
65,929	Continental Airlines Pass Through Certificates, Series 2000-2, Class A-1, 7.707%, 10/02/2022(b)	68,764
261,665	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	261,623
203,209	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021(b)	209,797
1,729,116	US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/2023	1,749,727
1,750,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	1,764,000
46,165	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	46,803
		12,125,371
	Automotive – 1.1%
2,090,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,037,750
3,505,000	Lear Corp., 5.375%, 3/15/2024	3,605,549
1,840,000	Tenneco, Inc., 5.000%, 7/15/2026	1,415,420
		7,058,719
	Banking – 0.4%
3,460,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	2,690,288
160,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%(c)	189,200
85,000	Royal Bank of Scotland Group PLC, Series U, 3-month LIBOR + 2.320%, 5.123%(a)(c)	76,394
		2,955,882
	Brokerage – 0.3%
350,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 8/15/2024, 144A	323,750
1,615,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,619,354
		1,943,104

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Building Materials – 0.5%
$3,350,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	$2,964,750
178,000	Masco Corp., 6.500%, 8/15/2032	196,770
		3,161,520

	Cable Satellite – 2.5%
125,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	121,875
60,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	58,350
1,865,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	1,737,061
70,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	67,112
2,215,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	2,192,850
300,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	291,000
3,215,000	CSC Holdings LLC, 5.250%, 6/01/2024	2,945,744
2,205,000	DISH DBS Corp., 5.000%, 3/15/2023	1,835,662
2,686,000	DISH DBS Corp., 5.875%, 11/15/2024	2,162,230
1,720,000	DISH DBS Corp., 7.750%, 7/01/2026	1,423,300
170,000	Time Warner Cable LLC, 4.500%, 9/15/2042	136,664
3,660,000	Ziggo BV, 5.500%, 1/15/2027, 144A	3,275,700
		16,247,548
	Chemicals – 1.9%
1,025,000	Aruba Investments, Inc., 8.750%, 2/15/2023, 144A	1,014,750
4,738,000	Hercules LLC, 6.500%, 6/30/2029	4,726,155
2,564,000	Hexion, Inc., 7.875%, 2/15/2023(d)(e)	1,410,200
2,641,000	Hexion, Inc., 9.200%, 3/15/2021(d)(e)	1,452,550
3,190,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	1,403,600
2,971,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	2,822,450
		12,829,705
	Construction Machinery – 1.0%
330,000	United Rentals North America, Inc., 4.875%, 1/15/2028	289,575
1,370,000	United Rentals North America, Inc., 5.500%, 7/15/2025	1,291,225
2,320,000	United Rentals North America, Inc., 5.750%, 11/15/2024	2,233,000
1,140,000	United Rentals North America, Inc., 5.875%, 9/15/2026	1,074,450
1,695,000	United Rentals North America, Inc., 6.500%, 12/15/2026	1,669,575
		6,557,825
	Consumer Cyclical Services – 0.3%
1,902,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	1,940,040
	Electric – 0.7%
455,000	AES Corp. (The), 4.875%, 5/15/2023	444,763
185,000	AES Corp. (The), 5.500%, 4/15/2025	184,047
1,100,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	1,108,349
2,430,000	NRG Energy, Inc., 7.250%, 5/15/2026	2,521,125
340,000	Vistra Energy Corp., 5.875%, 6/01/2023	340,000
205,000	Vistra Energy Corp., 7.625%, 11/01/2024	216,275
		4,814,559

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Finance Companies – 3.5%
$1,000,000		AGFC Capital Trust I, 3-month LIBOR + 1.750%, 4.186%, 1/15/2067, 144A(a)(d)(e)	$400,000
240,000		International Lease Finance Corp., 4.625%, 4/15/2021	242,288
60,000		International Lease Finance Corp., 6.250%, 5/15/2019	60,531
300,000		International Lease Finance Corp., 8.250%, 12/15/2020	322,735
580,000		iStar, Inc., 5.000%, 7/01/2019	578,188
1,900,000		iStar, Inc., 6.500%, 7/01/2021	1,881,000
1,984,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	1,979,040
5,345,000		Navient Corp., MTN, 6.125%, 3/25/2024	4,583,337
325,000		Navient LLC, MTN, 7.250%, 1/25/2022	313,625
5,550,000		Navient LLC, Series A, MTN, 5.625%, 8/01/2033	3,663,000
2,200,000		Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	1,947,000
3,205,000		Springleaf Finance Corp., 5.250%, 12/15/2019	3,212,628
1,725,000		Springleaf Finance Corp., 6.875%, 3/15/2025	1,543,875
1,535,000		Springleaf Finance Corp., 7.125%, 3/15/2026	1,369,987
805,000		Springleaf Finance Corp., 8.250%, 10/01/2023	827,138
			22,924,372
		Financial Other – 0.7%
5,010,000		Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	4,872,225
		Gaming – 0.2%
1,570,000		International Game Technology PLC, 6.250%, 1/15/2027, 144A	1,507,200
		Government Owned - No Guarantee – 0.2%
900,000		Petrobras Global Finance BV, 5.625%, 5/20/2043	754,209
75,000	(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)	348,279
			1,102,488
		Healthcare – 6.1%
2,825,000		HCA, Inc., 5.875%, 5/01/2023	2,860,312
1,065,000		HCA, Inc., 7.050%, 12/01/2027	1,110,263
4,660,000		HCA, Inc., 7.500%, 11/06/2033	4,893,000
620,000		HCA, Inc., 7.690%, 6/15/2025	660,300
375,000		HCA, Inc., 8.360%, 4/15/2024	412,500
2,945,000		HCA, Inc., MTN, 7.580%, 9/15/2025	3,121,700
3,875,000		HCA, Inc., MTN, 7.750%, 7/15/2036	4,020,312
4,745,000		Tenet Healthcare Corp., 5.125%, 5/01/2025	4,424,712
5,520,000		Tenet Healthcare Corp., 6.750%, 6/15/2023	5,181,900
10,334,000		Tenet Healthcare Corp., 6.875%, 11/15/2031	8,680,560
910,000		Tenet healthcare Corp., 7.000%, 8/01/2025	841,750
1,395,000		Tenet Healthcare Corp., 8.125%, 4/01/2022	1,398,488
2,554,000		Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	2,541,230
			40,147,027
		Home Construction – 2.0%
2,820,000		Beazer Homes USA, Inc., 5.875%, 10/15/2027	2,227,800
15,000		Beazer Homes USA, Inc., 7.250%, 2/01/2023	13,950

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Home Construction – continued
$2,205,000	Beazer Homes USA, Inc., 8.750%, 3/15/2022	$2,205,000
882,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	705,600
3,060,000	Lennar Corp., 4.500%, 6/15/2019	3,052,350
400,000	PulteGroup, Inc., 6.000%, 2/15/2035	346,000
2,425,000	TRI Pointe Group, Inc., 4.875%, 7/01/2021	2,315,875
1,970,000	TRI Pointe Group, Inc., 5.250%, 6/01/2027	1,536,009
1,000,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	892,500
		13,295,084
	Independent Energy – 12.7%
530,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	502,727
480,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	406,752
1,846,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	1,888,089
470,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	450,025
870,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	752,550
5,085,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	2,847,600
647,000	California Resources Corp., 5.500%, 9/15/2021	464,734
106,000	California Resources Corp., 6.000%, 11/15/2024	64,660
13,025,000	California Resources Corp., 8.000%, 12/15/2022, 144A	8,824,437
1,000,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	872,500
2,835,000	Chesapeake Energy Corp., 8.000%, 1/15/2025	2,501,887
3,795,000	Chesapeake Energy Corp., 8.000%, 6/15/2027	3,187,800
1,885,000	Continental Resources, Inc., 3.800%, 6/01/2024	1,784,472
2,095,000	Continental Resources, Inc., 4.500%, 4/15/2023	2,061,851
1,876,000	Continental Resources, Inc., 5.000%, 9/15/2022	1,862,689
3,870,000	Denbury Resources, Inc., 7.500%, 2/15/2024, 144A	3,115,350
6,850,000	Eclipse Resources Corp., 8.875%, 7/15/2023	5,873,875
6,571,000	Halcon Resources Corp., 6.750%, 2/15/2025	4,796,830
3,690,000	Lonestar Resources America, Inc., 11.250%, 1/01/2023, 144A	3,419,191
1,270,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	1,200,150
9,165,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	8,752,575
1,075,000	OGX Austria GmbH, 8.375%, 4/01/2022(b)(f)(g)	—
400,000	OGX Austria GmbH, 8.500%, 6/01/2018(b)(f)(g)	—
565,000	QEP Resources, Inc., 5.250%, 5/01/2023	500,025
340,000	Range Resources Corp., 5.000%, 8/15/2022	304,300
1,540,000	Sanchez Energy Corp., 6.125%, 1/15/2023	277,200
5,560,000	Seven Generations Energy Ltd., 5.375%, 9/30/2025, 144A	4,976,200
1,270,000	SM Energy Co., 5.000%, 1/15/2024	1,104,900
1,045,000	SM Energy Co., 5.625%, 6/01/2025	909,150
428,000	SM Energy Co., 6.125%, 11/15/2022	404,460
690,000	SM Energy Co., 6.625%, 1/15/2027	610,650
6,345,000	Southwestern Energy Co., 6.200%, 1/23/2025	5,670,844
6,905,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	5,454,950
4,395,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	4,175,250
2,265,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	2,064,094
2,011,000	Whiting Petroleum Corp., 6.625%, 1/15/2026	1,724,433
		83,807,200

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Life Insurance – 0.4%
$1,530,000	MetLife, Inc., 10.750%, 8/01/2069	$2,233,800
280,000	MetLife, Inc., (fixed rate to 4/08/2038, variable rate thereafter), 9.250%, 4/08/2068, 144A	352,800
		2,586,600
	Media Entertainment – 1.1%
5,755,000	Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3/15/2020	5,611,125
725,000	iHeartCommunications, Inc., 9.000%, 3/01/2021(f)	485,750
1,890,000	iHeartCommunications, Inc., 9.000%, 9/15/2022(f)	1,256,850
		7,353,725
	Metals & Mining – 3.4%
4,146,853	1839688 Alberta ULC, 14.000% PIK, 14.000% Cash, 2/13/2020(b)(d)(f)(g)(h)	2,073
500,000	AK Steel Corp., 7.625%, 10/01/2021	451,250
2,520,000	Allegheny Technologies, Inc., 7.875%, 8/15/2023	2,570,400
3,000,000	ArcelorMittal, 5.250%, 8/05/2020	3,044,133
1,880,000	Barrick Gold Corp., 5.250%, 4/01/2042	1,879,924
2,469,000	Commercial Metals Co., 5.375%, 7/15/2027	2,209,755
1,660,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	1,332,150
4,530,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	4,201,575
200,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	165,000
3,960,000	Hecla Mining Co., 6.875%, 5/01/2021	3,880,800
4,000,000	United States Steel Corp., 6.650%, 6/01/2037	3,010,000
		22,747,060
	Midstream – 1.9%
800,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022, 144A	772,000
5,415,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	5,526,220
2,545,000	Gibson Energy, Inc., 5.375%, 7/15/2022, 144A, (CAD)	1,857,205
200,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	172,000
3,465,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	3,326,400
870,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(c)	804,106
		12,457,931
	Non-Agency Commercial Mortgage-Backed Securities – 0.0%
11,188	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.780%, 8/10/2045(i)	11,333
	Oil Field Services – 2.0%
1,805,000	Ensco PLC, 7.750%, 2/01/2026	1,335,700
2,035,000	Noble Holding International Ltd., 7.750%, 1/15/2024	1,541,513
250,000	Noble Holding International Ltd., 7.875%, 2/01/2026, 144A	213,125
6,050,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	3,690,500
965,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	825,075
4,540,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	4,347,050
2,145,000	Transocean, Inc., 6.800%, 3/15/2038	1,426,425
		13,379,388

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Packaging – 0.3%
$1,830,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	$1,807,125
	Property & Casualty Insurance – 0.5%
2,235,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	1,892,911
1,920,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 13.696%, 1/15/2033, 144A(a)(j)	1,171,200
		3,064,111
	REITs - Health Care – 0.3%
1,815,000	MPT Operating Partnership LP/MPT Finance Corp., 5.000%, 10/15/2027	1,659,591
	Retailers – 0.9%
740,000	Foot Locker, Inc., 8.500%, 1/15/2022	799,200
500,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	473,750
16,000	J.C. Penney Corp., Inc., 5.650%, 6/01/2020	12,794
165,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	51,975
1,195,000	L Brands, Inc., 6.750%, 7/01/2036	973,925
3,377,000	TRU Taj LLC/TRU Taj Finance, Inc., 11.000%, 1/22/2019, 144A	3,389,698
		5,701,342
	Supermarkets – 3.4%
655,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025	573,125
330,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024	306,075
6,355,000	New Albertsons LP, 7.450%, 8/01/2029	5,084,000
2,865,000	New Albertsons LP, 7.750%, 6/15/2026	2,342,367
10,075,000	New Albertsons LP, 8.000%, 5/01/2031	8,199,438
5,625,000	New Albertsons LP, 8.700%, 5/01/2030	4,725,000
1,210,000	New Albertsons LP, Series C, MTN, 6.625%, 6/01/2028	895,400
155,000	Safeway, Inc., 7.250%, 2/01/2031	134,850
		22,260,255
	Technology – 0.7%
874,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	898,035
3,420,000	Amkor Technology, Inc., 6.375%, 10/01/2022	3,429,576
263,000	Micron Technology, Inc., 5.500%, 2/01/2025	257,411
		4,585,022
	Transportation Services – 0.4%
3,285,000	APL Ltd., 8.000%, 1/15/2024(d)(e)	2,922,172
	Treasuries – 6.1%
350,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(k)	395,841
270,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(k)	262,684
170,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(k)	162,301
40,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2037, (EUR)(k)	38,226

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Treasuries – continued
490,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(k)	$466,898
635,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(k)	597,593
60,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2040, (EUR)(k)	56,323
1,540,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(k)	1,443,384
24,750,000		Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	203,276
50,205,000		Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	391,249
110,000	(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	516,534
310,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	1,465,105
1,595,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	7,921,209
75,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	375,203
490,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	2,648,283
15,955,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	10,779,203
1,575,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	193,304
2,260,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	264,958
4,170,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	1,193,541
11,165,000		U.S. Treasury Bond, 3.000%, 8/15/2048	11,112,228
			40,487,343
		Wireless – 2.0%
29,970,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	1,345,861
11,170,000		Sprint Capital Corp., 6.875%, 11/15/2028	10,555,650
215,000		Sprint Capital Corp., 8.750%, 3/15/2032	226,825
605,000		Sprint Communications, Inc., 6.000%, 11/15/2022	593,705
760,000		Sprint Corp., 7.125%, 6/15/2024	752,658
			13,474,699
		Wirelines – 5.6%
205,000		CenturyLink, Inc., 5.625%, 4/01/2025	180,400
1,180,000		Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	975,577
2,160,000		Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	1,782,000
10,875,000		Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	8,971,875
3,705,000		Consolidated Communications, Inc., 6.500%, 10/01/2022	3,260,400
1,945,000		Frontier Communications Corp., 6.875%, 1/15/2025	987,088
465,000		Frontier Communications Corp., 7.000%, 11/01/2025	205,432
1,740,000		Frontier Communications Corp., 7.125%, 1/15/2023	983,100
4,851,000		Frontier Communications Corp., 7.875%, 1/15/2027	2,375,874
902,000		Frontier Communications Corp., 8.750%, 4/15/2022	570,515
860,000		Frontier Communications Corp., 9.000%, 8/15/2031	460,100
940,000		Frontier Communications Corp., 11.000%, 9/15/2025	585,103
1,160,000		Level 3 Parent LLC, 5.750%, 12/01/2022	1,139,700
705,000		Qwest Capital Funding, Inc., 6.875%, 7/15/2028	591,234
1,206,000		Qwest Capital Funding, Inc., 7.750%, 2/15/2031	982,890
645,000		Qwest Corp., 7.250%, 9/15/2025	664,081
2,213,000		Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,914,245
1,550,000		Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,399,076

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$2,595,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 8.250%, 10/15/2023	$2,257,650
5,756,000	Windstream Services LLC/Windstream Finance Corp., 9.000%, 6/30/2025, 144A	3,899,690
4,090,000	Windstream Services LLC/Windstream Finance Corp., 10.500%, 6/30/2024, 144A	3,108,400
		37,294,430
	Total Non-Convertible Bonds (Identified Cost $482,006,081)	437,746,752
Convertible Bonds – 5.7%

	Aerospace & Defense – 0.3%
1,895,000	Arconic, Inc., 1.625%, 10/15/2019	1,885,525
	Building Materials – 0.1%
665,000	KB Home, 1.375%, 2/01/2019	660,842
	Cable Satellite – 1.8%
3,815,000	DISH Network Corp., 2.375%, 3/15/2024	3,037,373
11,145,000	DISH Network Corp., 3.375%, 8/15/2026	8,999,766
		12,037,139
	Finance Companies – 0.1%
390,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044	554,018
	Healthcare – 0.3%
1,560,000	Evolent Health, Inc., 2.000%, 12/01/2021	1,729,844
	Independent Energy – 0.5%
4,575,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	3,682,244
	Leisure – 0.4%
3,000,000	Rovi Corp., 0.500%, 3/01/2020	2,812,830
	Midstream – 0.2%
1,485,000	SM Energy Co., 1.500%, 7/01/2021	1,380,328
	Pharmaceuticals – 0.2%
440,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	437,536
135,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	150,187
750,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	691,032
		1,278,755
	REITs - Diversified – 0.1%
755,000	iStar, Inc., 3.125%, 9/15/2022	680,285
	Technology – 1.7%
235,000	Finisar Corp., 0.500%, 12/15/2036	223,067
39,821	Liberty Interactive LLC, 3.500%, 1/15/2031	46,756
10,395,000	Nuance Communications, Inc., 1.000%, 12/15/2035	8,938,141
1,255,000	Nuance Communications, Inc., 1.250%, 4/01/2025	1,100,308

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Technology – continued
$1,009,000	Nuance Communications, Inc., 1.500%, 11/01/2035	$944,519
		11,252,791
	Total Convertible Bonds (Identified Cost $42,629,257)	37,954,601
Municipals – 0.5%

	District of Columbia – 0.1%
540,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	758,068
	Puerto Rico – 0.4%
4,260,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035 (f)	2,289,750
	Total Municipals (Identified Cost $4,140,612)	3,047,818
	Total Bonds and Notes (Identified Cost $528,775,950)	478,749,171
Loan Participations – 0.1%

	ABS Other – 0.1%
421,449	Rise Ltd., Series 2014-1, Class B, 6.500%, 2/15/2039 (b)(i) (Identified Cost $424,610)	394,055
Senior Loans – 0.4%

	Chemicals – 0.3%
1,610,000	Houghton International, Inc., New 2nd Lien Term Loan, 1-month LIBOR + 8.500%, 11.022%, 12/20/2020(a)	1,593,900
	Financial Other – 0.1%
712,250	DBRS Ltd., Term Loan, 3-month LIBOR + 5.250%, 7.957%, 3/04/2022(a)	701,566
	Oil Field Services – 0.0%
153,160	Petroleum Geo-Services ASA, New Term Loan B, 3-month LIBOR + 2.500%, 5.310%, 3/19/2021(a)	137,538
	Technology – 0.0%
128,399	IQOR U.S., Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.750%, 11.148%, 4/01/2022(a)	92,961
	Total Senior Loans (Identified Cost $2,577,667)	2,525,965
Shares
Common Stocks – 11.0%

	Automobiles – 1.0%
876,900	Ford Motor Co.	6,708,285

Shares	Description	Value (†)
Common Stocks – continued

	Diversified Telecommunication Services – 3.0%
685,365	AT&T, Inc.	$19,560,317
	Electronic Equipment, Instruments & Components – 5.1%
1,119,766	Corning, Inc.	33,828,131
	Media – 0.0%
2,154	Dex Media, Inc.(j)(l)	21,648
	Oil, Gas & Consumable Fuels – 0.1%
2,846	Chesapeake Energy Corp.(j)	5,976
1,176	Frontera Energy Corp.(j)	11,526
11,183	Paragon Offshore Ltd., Litigation Units, Class A(j)(l)	9,785
16,774	Paragon Offshore Ltd., Litigation Units, Class B(j)(l)	570,316
		597,603
	Pharmaceuticals – 1.8%
226,109	Bristol-Myers Squibb Co.	11,753,146
	Total Common Stocks (Identified Cost $55,627,834)	72,469,130
Preferred Stocks – 1.8%

Convertible Preferred Stocks – 1.7%
	Energy – 0.7%
116,217	El Paso Energy Capital Trust I, 4.750%	4,852,060
	Independent Energy – 0.1%
12,537	Chesapeake Energy Corp., 5.000%	650,420
160	Chesapeake Energy Corp., Series A, 5.750%, 144A(b)	68,400
		718,820
	Midstream – 0.4%
2,954	Chesapeake Energy Corp., 5.750%(b)	1,262,835
30	Chesapeake Energy Corp., 5.750%	15,476
3,000	Chesapeake Energy Corp., 5.750%, 144A	1,547,555
		2,825,866
	REITs - Diversified – 0.5%
71,893	iStar, Inc., Series J, 4.500%	3,041,778
	Total Convertible Preferred Stocks (Identified Cost $13,836,288)	11,438,524
Non-Convertible Preferred Stocks – 0.1%

	Finance Companies – 0.0%
2,575	iStar, Inc., Series G, 7.650%	57,294

Shares	Description	Value (†)
Preferred Stocks – continued

Non-Convertible Preferred Stocks – continued

	Home Construction – 0.1%
96,887	Hovnanian Enterprises, Inc., 7.625%(j)	$242,217
	REITs - Warehouse/Industrials – 0.0%
3,363	ProLogis, Inc., Series Q, 8.540%	198,417
	Total Non-Convertible Preferred Stocks (Identified Cost $857,979)	497,928
	Total Preferred Stocks (Identified Cost $14,694,267)	11,936,452
Principal Amount (‡)
Short-Term Investments – 12.9%
$5,000,000	Federal Home Loan Bank Discount Notes, 2.312%, 1/30/2019(m)	4,990,745
2,492,046	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2018 at 1.500% to be repurchased at $2,492,254 on 1/02/2019 collateralized by $2,065,000 U.S. Treasury Bond, 4.375% due 5/15/2041 valued at $2,545,061 including accrued interest(n)	2,492,046
19,805,000	U.S. Treasury Bills, 2.281%, 1/31/2019(m)	19,768,465
18,600,000	U.S. Treasury Bills, 2.305%, 2/07/2019(m)	18,556,034
40,000,000	U.S. Treasury Bills, 2.310%, 2/14/2019(m)	39,885,573
	Total Short-Term Investments (Identified Cost $85,693,091)	85,692,863
	Total Investments – 98.6% (Identified Cost $687,793,419)	651,767,636
	Other assets less liabilities – 1.4%	9,107,053
	Net Assets – 100.0%	$660,874,689

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of December 31, 2018, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$6,184,922	0.9%	$2,073	Less than 0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Variable rate security. Rate as of December 31, 2018 is disclosed.
(b)	Level 3 security. Value has been determined using significant unobservable inputs.
(c)	Perpetual bond with no specified maturity date.
(d)	Illiquid security.
(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2018, the value of these securities amounted to $6,184,922 or 0.9% of net assets.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Fair valued by the Fund’s adviser. At December 31, 2018, the value of these securities amounted to $2,073 or less than 0.1% of net assets.
(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. No payments were made during the period.

(i)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2018 is disclosed.

(j)	Non-income producing security.
(k)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(l)	Securities subject to restriction on resale. At December 31, 2018, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Dex Media, Inc.	August 12, 2016	$10,493	$21,648	Less than 0.1%
Paragon Offshore Ltd., Litigation Units, Class A	July 18, 2017	85,478	9,785	Less than 0.1%
Paragon Offshore Ltd., Litigation Units, Class B	July 18, 2017	1,709,463	570,316	0.1%

(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(n)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the value of Rule 144A holdings amounted to $125,446,782 or 19.0% of net assets.

ABS	Asset-Backed Securities
GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$11,846,810	$278,561	(a)	$12,125,371
Independent Energy	—	83,807,200	—	(b)	83,807,200
Metals & Mining	—	22,744,987	2,073	(c)	22,747,060
All Other Non-Convertible Bonds*	—	319,067,121	—		319,067,121

Total Non-Convertible Bonds	—	437,466,118	280,634		437,746,752

Convertible Bonds*	—	37,954,601	—		37,954,601
Municipals*	—	3,047,818	—		3,047,818

Total Bonds and Notes	—	478,468,537	280,634		478,749,171

Loan Participations*	—	—	394,055	(a)	394,055
Senior Loans*	—	2,525,965	—		2,525,965
Common Stocks
Media	—	21,648	—		21,648
Oil, Gas & Consumable Fuels	17,502	580,101	—		597,603
All Other Common Stocks*	71,849,879	—	—		71,849,879

Total Common Stocks	71,867,381	601,749	—		72,469,130

Preferred Stocks
Convertible Preferred Stocks
Independent Energy	—	650,420	68,400	(a)	718,820
Midstream	—	1,563,031	1,262,835	(a)	2,825,866
REITs – Diversified	—	3,041,778	—		3,041,778
All Other Convertible Preferred Stocks*	4,852,060	—	—		4,852,060

Total Convertible Preferred Stocks	4,852,060	5,255,229	1,331,235		11,438,524

Non-Convertible Preferred Stocks
REITs – Warehouse/Industrials	—	198,417	—		198,417
All Other Non-Convertible Preferred Stocks*	299,511	—	—		299,511

Total Non-Convertible Preferred Stocks	299,511	198,417	—		497,928

Total Preferred Stocks	5,151,571	5,453,646	1,331,235		11,936,452

Short-Term Investments	—	85,692,863	—		85,692,863

Total	$77,018,952	$572,742,760	$2,005,924		$651,767,636

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Includes securities fair valued at zero using Level 3 inputs.
(c)	Fair valued by the Fund’s adviser

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2018 and/or December 31, 2018:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2018		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2018
Bonds and Notes
Non-Convertible Bonds
Airlines	$72,082		$—	$518	$(3,685)	$—	$(6,051)	$215,697	$—	$278,561		$(3,035)
Independent Energy	—	(a)	15,388	—	(15,388)	—	—	—	—	—	(a)	(15,388)
Metals & Mining	2,073		9,662	—	(9,662)	—	—	—	—	2,073		(9,662)
Loan Participations
ABS Other	418,404		—	(124)	(7,554)	—	(16,671)	—	—	394,055		(8,428)
Preferred Stocks
Independent Energy	—		—	—	(27,412)	—	—	95,812	—	68,400		(27,412)
Midstream	—		—	—	(465,529)	583,408	—	1,144,956	—	1,262,835		(465,529)

Total	$492,559		$25,050	$394	$(529,230)	$583,408	$(22,722)	$1,456,465	$—	$2,005,924		$(529,454)

(a)	Includes securities fair valued at zero using Level 3 inputs.

A debt security valued at $215,697 was transferred from Level 2 to Level 3 during the period ended December 31, 2018. At September 30, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2018, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

Preferred stocks valued at $1,240,768 were transferred from Level 2 to Level 3 during the period ended December 31, 2018. At September 30, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2018, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2018 (Unaudited)

Independent Energy	13.3%
Healthcare	6.4
Treasuries	6.1
Wirelines	5.6
Electronic Equipment, Instruments & Components	5.1
Cable Satellite	4.3
Finance Companies	3.6
Metals & Mining	3.4
Supermarkets	3.4
Diversified Telecommunication Services	3.0
Midstream	2.5
Technology	2.4
Chemicals	2.2
Home Construction	2.1
Oil Field Services	2.0
Wireless	2.0
Pharmaceuticals	2.0
Other Investments, less than 2% each	16.3
Short-Term Investments	12.9

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2018 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 98.6% of Net Assets

	ABS Car Loan – 10.2%
$87,777	ACC Trust, Series 2018-1, Class A, 3.700%, 12/21/2020, 144A	$87,816
152,000	AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.890%, 1/10/2022	151,497
72,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.870%, 11/08/2021	71,807
160,000	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.240%, 4/08/2022	157,508
555,000	Americredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/08/2021(a)	548,361
110,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class B, 2.300%, 2/18/2022	108,911
300,000	AmeriCredit Automobile Receivables Trust, Series 2017-2, Class B, 2.400%, 5/18/2022	296,270
170,000	AmeriCredit Automobile Receivables Trust, Series 2017-3, Class B, 2.240%, 6/19/2023	167,845
510,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class B, 3.580%, 10/18/2024	516,599
210,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/2020, 144A	209,385
360,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A(a)	357,808
365,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 3.070%, 9/20/2023, 144A(a)	361,969
285,000	Bank of the West Auto Trust, Series 2017-1, Class A3, 2.110%, 1/15/2023, 144A	281,524
520,000	California Republic Auto Recievables Trust, Series 2017-1, Class A4, 2.280%, 6/15/2022(a)	515,915
175,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class A3, 2.020%, 8/20/2021, 144A	173,465
1,000,000	CarMax Auto Owner Trust, Series 2017-2, Class A3, 1.930%, 3/15/2022(a)	989,796
174,865	Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A3, 1.640%, 7/15/2021, 144A	174,002
56,817	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.710%, 5/15/2023, 144A	56,472
97,788	CPS Auto Receivables Trust, Series 2015-A, Class B, 2.790%, 2/16/2021, 144A	97,746
125,000	CPS Auto Receivables Trust, Series 2017-C, Class B, 2.300%, 7/15/2021, 144A	124,423
775,000	CPS Auto Receivables Trust, Series 2018-D, Class B, 3.610%, 11/15/2022, 144A	779,385
800,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class B, 3.180%, 5/15/2024, 144A	799,336
215,312	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.150%, 4/15/2024, 144A	214,321
135,941	Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.190%, 7/15/2022, 144A	135,953
185,000	Drive Auto Receivables Trust, Series 2017-3, Class C, 2.800%, 7/15/2022	184,528
212,296	Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.980%, 1/18/2022, 144A	212,085
181,142	Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.610%, 8/16/2021, 144A	180,856
1,005,000	Drive Auto Receivables Trust, Series 2018-5, Class B, 3.680%, 7/15/2023	1,011,982
73,385	DT Auto Owner Trust, Series 2015-2A, Class D, 4.250%, 2/15/2022, 144A	73,544
276,099	DT Auto Owner Trust, Series 2015-3A, Class D, 4.530%, 10/17/2022, 144A	277,481
255,000	DT Auto Owner Trust, Series 2016-2A, Class D, 5.430%, 11/15/2022, 144A	257,661
227,906	DT Auto Owner Trust, Series 2016-4A, Class C, 2.740%, 10/17/2022, 144A(a)	227,622
77,961	DT Auto Owner Trust, Series 2017-1A, Class C, 2.700%, 11/15/2022, 144A	77,771
312,569	DT Auto Owner Trust, Series 2017-3A, Class B, 2.400%, 5/17/2021, 144A	311,957

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Car Loan – continued
$60,000	DT Auto Owner Trust, Series 2018-2A, Class C, 3.670%, 3/15/2024, 144A	$60,284
300,000	Exeter Automobile Receivables Trust, Series 2017-2A, Class B, 2.820%, 5/16/2022, 144A	298,674
190,000	Exeter Automobile Receivables Trust, Series 2018-1A, Class B, 2.750%, 4/15/2022, 144A	189,086
400,000	Exeter Automobile Receivables Trust, Series 2018-2A, Class B, 3.270%, 5/16/2022, 144A	399,781
260,000	First Investors Auto Owner Trust, Series 2017-1A, Class A2, 2.200%, 3/15/2022, 144A	258,526
315,000	First Investors Auto Owner Trust, Series 2017-2A, Class A2, 2.270%, 7/15/2022, 144A	312,616
541,085	First Investors Auto Owner Trust, Series 2018-2A, Class A1, 3.230%, 12/15/2022, 144A	541,694
235,164	Flagship Credit Auto Trust, Series 2015-2, Class B, 3.080%, 12/15/2021, 144A	234,921
195,000	Flagship Credit Auto Trust, Series 2016-2, Class B, 3.840%, 9/15/2022, 144A	195,692
135,000	Flagship Credit Auto Trust, Series 2016-3, Class B, 2.430%, 6/15/2021, 144A	134,487
160,000	Flagship Credit Auto Trust, Series 2016-4, Class B, 2.410%, 10/15/2021, 144A	158,948
800,000	Flagship Credit Auto Trust, Series 2018-4, Class B, 3.880%, 10/16/2023, 144A	808,767
230,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.310%, 4/15/2026, 144A	228,386
705,000	Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.030%, 12/15/2027, 144A(a)	687,716
595,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/2031, 144A(a)	590,252
115,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.260%, 11/15/2025, 144A	114,646
265,000	GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.780%, 8/15/2023, 144A	266,172
275,000	GM Financial Consumer Automobile Receivables Trust, Series 2017-1A, Class A3, 1.780%, 10/18/2021, 144A	272,537
500,000	GM Financial Consumer Automobile Receivables Trust, Series 2017-3A, Class A3, 1.970%, 5/16/2022, 144A(a)	493,774
120,000	NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2, 2.190%, 9/15/2021, 144A	119,139
510,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.540%, 4/18/2022, 144A(a)	506,584
150,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2, 2.560%, 10/17/2022, 144A	148,608
125,000	NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A2, 3.220%, 2/15/2023, 144A	124,569
310,000	NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A2, 3.690%, 10/16/2023, 144A	312,478
330,484	Prestige Auto Receivables Trust, Series 2016-2A, Class A3, 1.760%, 1/15/2021, 144A(a)	329,949
188,000	Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.660%, 11/15/2021	187,301
148,009	Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.100%, 6/15/2021	147,651
265,000	Santander Drive Auto Receivables Trust, Series 2017-2, Class B, 2.210%, 10/15/2021	264,271
370,000	Santander Drive Auto Receivables Trust, Series 2018-1, Class B, 2.630%, 7/15/2022	367,798
180,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class B, 3.030%, 9/15/2022	179,795
460,000	Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.810%, 12/16/2024	463,186
135,568	Westlake Automobile Receivables Trust, Series 2016-3A, Class B, 2.070%, 12/15/2021, 144A(a)	135,490

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Car Loan – continued
$233,131	Westlake Automobile Receivables Trust, Series 2017-1A, Class B, 2.300%, 10/17/2022, 144A	$232,629
135,000	Westlake Automobile Receivables Trust, Series 2018-1A, Class B, 2.670%, 5/17/2021, 144A	134,141
1,330,000	World Omni Auto Receivables Trust, Series 2017-A, Class A3, 1.930%, 9/15/2022(a)	1,316,833
110,000	World Omni Auto Receivables Trust, Series 2017-B, Class A3, 1.950%, 2/15/2023	107,951
		21,518,933
	ABS Credit Card – 1.5%
415,000	Barclays Dryrock Issuance Trust, Series 2014-3, Class A, 2.410%, 7/15/2022(a)	413,144
805,000	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4, 1.990%, 7/17/2023(a)	792,502
260,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.880%, 1/23/2023	259,859
470,000	Synchrony Credit Card Master Note Trust, Series 2016-3, Class A, 1.580%, 9/15/2022(a)	465,373
555,000	World Financial Network Credit Card Master Trust, Series 2016-C, Class A, 1.720%, 8/15/2023(a)	548,984
730,000	World Financial Network Credit Card Master Trust, Series 2017-A, Class A, 2.120%, 3/15/2024(a)	720,083
		3,199,945
	ABS Home Equity – 0.6%
304,581	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	304,968
125,932	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A	125,160
163,608	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	160,359
14,690	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 5.034%, 7/25/2021(b)(c)	13,857
7,912	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(c)	7,940
402,232	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 1-month LIBOR + 1.850%, 4.356%, 10/25/2027(a)(d)	407,191
121,061	Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(c)	118,457
106,707	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(c)	105,008
45,900	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 4.513%, 5/01/2035(c)	47,141
		1,290,081
	ABS Other – 3.2%
295,521	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A	297,912
270,000	John Deere Owner Trust, Series 2017-B, Class A3, 1.820%, 10/15/2021	266,949
520,000	Mariner Finance Issuance Trust, Series 2017-BA, Class A, 2.920%, 12/20/2029, 144A	514,788
347,897	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(c)	350,729
74,838	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A	74,778

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Other – continued
$350,000	OneMain Financial Issuance Trust, Series 2016-1A, Class A, 3.660%, 2/20/2029, 144A	$350,635
555,000	OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.300%, 3/14/2029, 144A(a)	555,537
314,333	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	317,111
570,000	SCF Equipment Trust LLC, Series 2018-1A, Class A2, 3.630%, 10/20/2024, 144A(a)	571,165
87,959	Sierra Timeshare Conduit Receivables Funding Co. LLC, Series 2017-1A, Class A, 2.910%, 3/20/2034, 144A	87,164
255,000	SoFi Consumer Loan Program Trust, Series 2018-1A, Class A2, 3.140%, 2/25/2027, 144A	254,296
730,000	SoFi Consumer Loan Program Trust, Series 2018-2, Class A2, 3.350%, 4/26/2027, 144A	728,982
1,321,894	SoFi Consumer Loan Program Trust, Series 2018-4, Class A, 3.540%, 11/26/2027, 144A	1,323,306
142,083	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	141,327
62,639	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	62,143
147,917	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	146,274
795,000	Verizon Owner Trust, Series 2017-1A, Class A, 2.060%, 9/20/2021, 144A(a)	789,072
		6,832,168
	ABS Student Loan – 0.6%
124,869	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650%, 1/25/2041, 144A	123,846
366,208	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	370,558
188,700	North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 3-month LIBOR + 0.800%, 3.290%, 7/25/2025(d)	189,689
53,174	SoFi Professional Loan Program LLC, Series 2015-A, Class A2, 2.420%, 3/25/2030, 144A	52,650
242,468	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A	240,298
180,000	SoFi Professional Loan Program LLC, Series 2017-E, Class A2B, 2.720%, 11/26/2040, 144A	178,508
139,568	South Carolina Student Loan Corp., Series 2010-1, Class A2, 3-month LIBOR + 1.000%, 3.490%, 7/25/2025(d)	140,088
		1,295,637
	ABS Whole Business – 0.3%
603,488	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	611,146
	Aerospace & Defense – 0.6%
670,000	General Dynamics Corp., 3.000%, 5/11/2021	670,542
450,000	Rolls-Royce PLC, 2.375%, 10/14/2020, 144A	440,132
105,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	100,800
		1,211,474
	Agency Commercial Mortgage-Backed Securities – 1.3%
648,018	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021(a)(c)	658,565
509,476	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(a)(c)	516,846

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$701,647	FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2, 2.670%, 12/25/2024(a)	$687,360
897,824	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019(a)	892,362
78,856	FHLMC Multifamily Structured Pass Through Certificates, Series KP03, Class A2, 1.780%, 7/25/2019	78,369
		2,833,502
	Airlines – 0.0%
40,014	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	41,364
	Automotive – 5.3%
425,000	American Honda Finance Corp., MTN, 2.000%, 2/14/2020	420,045
645,000	American Honda Finance Corp., MTN, 3.625%, 10/10/2023	649,571
45,000	Aptiv PLC, 3.150%, 11/19/2020	44,550
290,000	BMW U.S. Capital LLC, 1.850%, 9/15/2021, 144A	277,999
1,100,000	Daimler Finance North America LLC, 3.350%, 2/22/2023, 144A	1,084,994
1,220,000	Ford Motor Credit Co. LLC, 2.979%, 8/03/2022	1,127,544
425,000	Ford Motor Credit Co. LLC, 3.810%, 1/09/2024	392,217
860,000	General Motors Co., 5.000%, 10/01/2028	814,876
805,000	General Motors Financial Co., Inc., 4.150%, 6/19/2023	784,353
745,000	Harley-Davidson Financial Services, Inc., 3.350%, 2/15/2023, 144A	728,868
940,000	Hyundai Capital America, 2.750%, 9/18/2020, 144A	925,507
175,000	Hyundai Capital America, 3.450%, 3/12/2021, 144A	173,118
1,065,000	Nissan Motor Acceptance Corp., 2.150%, 7/13/2020, 144A	1,039,450
730,000	Nissan Motor Acceptance Corp., 3.450%, 3/15/2023, 144A	715,236
150,000	PACCAR Financial Corp., MTN, 1.200%, 8/12/2019	148,352
870,000	Toyota Motor Credit Corp., MTN, 2.150%, 9/08/2022	833,213
1,040,000	Volkswagen Group of America Finance LLC, 4.250%, 11/13/2023, 144A	1,031,478
		11,191,371
	Banking – 21.4%
530,000	ABN AMRO Bank NV, 1.800%, 9/20/2019, 144A	525,071
440,000	AIB Group PLC, 4.750%, 10/12/2023, 144A	435,646
315,000	American Express Co., 2.200%, 10/30/2020	309,315
495,000	American Express Co., 3.700%, 8/03/2023	496,431
915,000	ANZ New Zealand (Int’l) Ltd., 2.200%, 7/17/2020, 144A	899,620
605,000	Bank of Ireland Group PLC, 4.500%, 11/25/2023, 144A	591,682
1,355,000	Bank of New York Mellon Corp. (The), (fixed rate to 5/16/2022, variable rate thereafter), MTN, 2.661%, 5/16/2023	1,317,214
950,000	Bank of Nova Scotia, 2.150%, 7/14/2020	936,664
450,000	Banque Federative du Credit Mutuel S.A., 2.200%, 7/20/2020, 144A	441,743
460,000	Banque Federative du Credit Mutuel S.A., 2.700%, 7/20/2022, 144A	445,701
985,000	Banque Federative du Credit Mutuel S.A., 3.750%, 7/20/2023, 144A	983,205
1,110,000	Barclays PLC, (fixed rate to 5/16/2023, variable rate thereafter), 4.338%, 5/16/2024	1,079,194
1,040,000	BB&T Corp., MTN, 3.750%, 12/06/2023	1,048,751
625,000	BB&T Corp., MTN, 2.150%, 2/01/2021	611,847
480,000	BNP Paribas S.A., 3.375%, 1/09/2025, 144A	451,717
350,000	BNP Paribas S.A., 3.500%, 3/01/2023, 144A	339,329
490,000	BNZ International Funding Ltd., 2.400%, 2/21/2020, 144A	485,198
865,000	Capital One Financial Corp., 3.300%, 10/30/2024	818,071

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Banking – continued
$215,000	Citigroup, Inc., 2.900%, 12/08/2021	$211,523
1,000,000	Citigroup, Inc., (fixed rate to 1/24/2022, variable rate thereafter), 3.142%, 1/24/2023	982,251
310,000	Citizens Bank NA, 2.250%, 3/02/2020	306,681
430,000	Citizens Bank NA, MTN, 2.500%, 3/14/2019	429,574
250,000	Comerica Bank, 2.500%, 6/02/2020	246,895
565,000	Comerica, Inc., 3.700%, 7/31/2023	564,686
660,000	Cooperatieve Rabobank U.A. (NY), 2.750%, 1/10/2023	638,562
925,000	Credit Agricole S.A., 3.750%, 4/24/2023, 144A	905,150
940,000	Danske Bank AS, 3.875%, 9/12/2023, 144A	904,913
290,000	Deutsche Bank AG, 4.100%, 1/13/2026	265,923
590,000	Deutsche Bank AG (NY), 3.150%, 1/22/2021	570,164
100,000	Deutshe Bank AG, 3.300%, 11/16/2022	92,675
780,000	Fifth Third Bank, 1.625%, 9/27/2019	771,805
520,000	Goldman Sachs Group, Inc. (The), (fixed rate to 10/31/2021, variable rate thereafter), 2.876%, 10/31/2022	505,028
520,000	HSBC Holdings PLC, (fixed rate to 9/12/2025, variable rate thereafter), 4.292%, 9/12/2026	512,188
185,000	HSBC USA, Inc., 2.375%, 11/13/2019	183,822
335,000	ING Groep NV, 4.550%, 10/02/2028	331,195
1,045,000	ING Groep NV, 4.625%, 1/06/2026, 144A	1,052,074
725,000	JPMorgan Chase & Co., (fixed rate to 12/05/2028, variable rate thereafter), 4.452%, 12/05/2029	737,430
1,060,000	JPMorgan Chase & Co., (fixed rate to 6/18/2021, variable rate thereafter), 3.514%, 6/18/2022	1,062,398
585,000	JPMorgan Chase Bank NA, 1.650%, 9/23/2019	579,617
555,000	Key Bank NA, 1.600%, 8/22/2019	550,061
340,000	KeyCorp, MTN, 4.150%, 10/29/2025	345,356
495,000	Lloyds Banking Group PLC, 4.050%, 8/16/2023	489,022
730,000	Macquarie Group Ltd., (fixed rate to 1/15/2029, variable rate thereafter), 5.033%, 1/15/2030, 144A	719,361
995,000	Mitsubishi UFJ Financial Group, Inc., 3.761%, 7/26/2023	999,588
855,000	Morgan Stanley, Series 3NC2, 3-month LIBOR + 0.800%, 3.414%, 2/14/2020(d)	855,022
930,000	National Australia Bank Ltd., 3.700%, 11/04/2021	938,794
1,135,000	National Bank of Canada, 2.200%, 11/02/2020	1,112,277
620,000	Nationwide Building Society, (fixed rate to 3/08/2023, variable rate thereafter), 3.766%, 3/08/2024, 144A	596,709
540,000	Nordea Bank Abp, 1.625%, 9/30/2019, 144A	533,855
1,055,000	Nordea Bank Abp, 2.125%, 5/29/2020, 144A	1,038,236
315,000	Northern Trust Corp., (fixed rate to 5/08/2027, variable rate thereafter), 3.375%, 5/08/2032	293,110
740,000	Royal Bank of Canada, 2.150%, 10/26/2020	728,633
300,000	Royal Bank of Scotland Group PLC, (fixed rate to 1/27/2029, variable rate thereafter), 5.076%, 1/27/2030	289,280
635,000	Santander Holdings USA, Inc., 3.700%, 3/28/2022	623,632
235,000	Santander Holdings USA, Inc., 4.450%, 12/03/2021	239,071
1,000,000	Santander UK Group Holdings PLC, (fixed rate to 11/15/2023, variable rate thereafter), 4.796%, 11/15/2024	992,942
350,000	Santander UK PLC, 2.125%, 11/03/2020	341,838
715,000	Santander UK PLC, 2.500%, 1/05/2021	698,321

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Banking – continued
$305,000	State Street Corp., (fixed rate to 5/15/2022, variable rate thereafter), 2.653%, 5/15/2023	$297,078
235,000	Sumitomo Mitsui Financial Group, Inc., 2.784%, 7/12/2022	228,986
225,000	SunTrust Bank, 4.050%, 11/03/2025	228,800
575,000	SunTrust Banks, Inc., 4.000%, 5/01/2025	576,848
1,040,000	Svenska Handelsbanken AB, 3.900%, 11/20/2023	1,049,486
1,140,000	Synchrony Bank, 3.650%, 5/24/2021	1,115,429
150,000	Synchrony Financial, 3.700%, 8/04/2026	127,236
75,000	Synchrony Financial, 4.250%, 8/15/2024	69,005
1,065,000	Toronto Dominion Bank (The), Series MTN, 3.250%, 6/11/2021	1,069,363
840,000	U.S. Bank NA, 2.000%, 1/24/2020	832,156
1,150,000	UBS AG, 2.200%, 6/08/2020, 144A	1,132,290
665,000	UniCredit SpA, 3.750%, 4/12/2022, 144A	640,240
1,030,000	Wells Fargo Bank NA, 3.625%, 10/22/2021	1,036,095
195,000	Westpac Banking Corp., 2.800%, 1/11/2022	191,357
		45,050,430
	Brokerage – 0.2%
335,000	Cboe Global Markets, Inc., 1.950%, 6/28/2019	333,254
	Building Materials – 0.6%
107,000	Fortune Brands Home & Security, Inc., 3.000%, 6/15/2020	106,118
470,000	Fortune Brands Home & Security, Inc., 4.000%, 9/21/2023	465,018
600,000	Martin Marietta Materials, Inc., 3-month LIBOR + 0.650%, 3.327%, 5/22/2020(d)	596,763
40,000	Masco Corp., 3.500%, 4/01/2021	39,813
4,000	Masco Corp., 7.125%, 3/15/2020	4,179
		1,211,891
	Cable Satellite – 0.3%
300,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	298,308
320,000	Cox Communications, Inc., 3.150%, 8/15/2024, 144A	307,841
		606,149
	Chemicals – 0.9%
200,000	Dow Chemical Co. (The), 4.550%, 11/30/2025, 144A	203,464
255,000	DowDuPont, Inc., 3.766%, 11/15/2020	257,445
390,000	DowDuPont, Inc., 4.493%, 11/15/2025	401,535
9,000	Eastman Chemical Co., 4.500%, 1/15/2021	9,140
620,000	Eastman Chemical Co., 4.500%, 12/01/2028	615,285
385,000	EI du Pont de Nemours & Co., 2.200%, 5/01/2020	382,297
45,000	Methanex Corp., 3.250%, 12/15/2019	44,662
		1,913,828
	Collateralized Mortgage Obligations – 2.1%
186,713	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 2.774%, 7/20/2064(d)	187,367
130,377	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 2.814%, 7/20/2064(d)	130,907

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$117,801	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065	$116,714
411,790	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065(a)	395,803
528,858	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 3.234%, 2/20/2066(a)(d)	537,304
883,298	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 2.914%, 4/20/2066(a)(d)	884,496
2,223,752	Government National Mortgage Association, Series 2018-H17, Class JA, 3.750%, 9/20/2068(c)	2,272,159
		4,524,750
	Construction Machinery – 0.6%
215,000	Caterpillar Financial Services Corp., MTN, 2.550%, 11/29/2022	208,834
300,000	Caterpillar Financial Services Corp., MTN, 3.150%, 9/07/2021	300,791
665,000	Caterpillar Financial Services Corp., MTN, 3.650%, 12/07/2023	673,034
174,000	John Deere Capital Corp., Series 0014, MTN, 2.450%, 9/11/2020	171,996
		1,354,655
	Consumer Cyclical Services – 0.6%
225,000	Alibaba Group Holding Ltd., 2.500%, 11/28/2019	223,772
680,000	Expedia Group, Inc., 3.800%, 2/15/2028	616,647
495,000	Western Union Co. (The), 4.250%, 6/09/2023	498,059
		1,338,478
	Diversified Manufacturing – 1.3%
455,000	Kennametal, Inc., 4.625%, 6/15/2028	453,364
490,000	Roper Technologies, Inc., 3.650%, 9/15/2023	490,355
265,000	Timken Co. (The), 4.500%, 12/15/2028	260,885
860,000	United Technologies Corp., 3.650%, 8/16/2023	856,630
175,000	Wabtec Corp., 3-month LIBOR + 1.050%, 3.838%, 9/15/2021(d)	175,028
485,000	Wabtec Corp., 4.700%, 9/15/2028	454,861
		2,691,123
	Electric – 5.7%
720,000	Alliant Energy Finance LLC, 4.250%, 6/15/2028, 144A	714,718
860,000	American Electric Power Co., Inc., Series J, 4.300%, 12/01/2028	873,863
225,000	Cleveland Electric Illuminating Co. (The), 4.550%, 11/15/2030, 144A	230,533
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	113,800
1,035,000	Consolidated Edison, Inc., Series A, 2.000%, 3/15/2020	1,021,246
1,135,000	Duke Energy Carolinas LLC, 3.050%, 3/15/2023	1,125,071
690,000	Enel Finance International NV, 4.625%, 9/14/2025, 144A	662,040
430,000	Eversource Energy, Series O, 4.250%, 4/01/2029	437,761
451,000	Exelon Corp., 2.450%, 4/15/2021	441,095
179,000	Exelon Generation Co. LLC, 2.950%, 1/15/2020	178,138
116,000	Exelon Generation Co. LLC, 4.250%, 6/15/2022	117,595
605,000	Fortis, Inc., 2.100%, 10/04/2021	581,627
188,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	179,463
690,000	National Rural Utilities Cooperative Finance Corp., MTN, 1.500%, 11/01/2019	680,899

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Electric – continued
$490,000	Niagara Mohawk Power Corp., 4.278%, 12/15/2028, 144A	$506,752
290,000	Pacific Gas & Electric Co., 3.500%, 6/15/2025	248,543
1,115,000	PNM Resources, Inc., 3.250%, 3/09/2021	1,106,027
740,000	PSEG Power LLC, 3.850%, 6/01/2023	740,603
273,000	Southern Co. (The), 2.750%, 6/15/2020	269,975
720,000	Southern Power Co., Series E, 2.500%, 12/15/2021	699,271
1,030,000	Wisconsin Public Service Corp., 3.350%, 11/21/2021	1,040,055
		11,969,075
	Finance Companies – 1.8%
720,000	Air Lease Corp., 3.875%, 7/03/2023	708,631
210,000	Aircastle Ltd., 4.125%, 5/01/2024	198,167
345,000	Aircastle Ltd., 4.400%, 9/25/2023	339,315
875,000	Ares Capital Corp., 3.625%, 1/19/2022	849,481
305,000	Aviation Capital Group LLC, 3.875%, 5/01/2023, 144A	298,817
755,000	Aviation Capital Group LLC, 4.375%, 1/30/2024, 144A	755,973
725,000	GATX Corp., 4.350%, 2/15/2024	736,770
		3,887,154
	Financial Other – 0.4%
410,000	Mitsubishi UFJ Lease & Finance Co. Ltd., 2.652%, 9/19/2022, 144A	392,508
370,000	ORIX Corp., 3.250%, 12/04/2024	358,516
		751,024
	Food & Beverage – 2.2%
835,000	Bacardi Ltd., 4.700%, 5/15/2028, 144A	802,422
245,000	Brown-Forman Corp., 3.500%, 4/15/2025	243,960
590,000	Bunge Ltd. Finance Corp., 4.350%, 3/15/2024	578,858
1,095,000	General Mills, Inc., 2.600%, 10/12/2022	1,054,894
640,000	Kraft Heinz Foods Co., 4.000%, 6/15/2023	638,323
845,000	Molson Coors Brewing Co., 2.250%, 3/15/2020	833,486
140,000	Smithfield Foods, Inc., 3.350%, 2/01/2022, 144A	133,885
320,000	Sysco Corp., 3.550%, 3/15/2025	315,120
		4,600,948
	Government Owned - No Guarantee – 1.1%
1,075,000	Electricite de France S.A., 4.500%, 9/21/2028, 144A	1,041,930
445,000	Petroleos Mexicanos, 6.375%, 2/04/2021	449,895
155,000	Petroleos Mexicanos, 6.875%, 8/04/2026	150,872
780,000	Sinopec Group Overseas Development 2016 Ltd., 1.750%, 9/29/2019, 144A	772,177
		2,414,874
	Health Insurance – 0.9%
725,000	Cigna Corp., 3.750%, 7/15/2023, 144A	722,586
310,000	Humana, Inc., 2.500%, 12/15/2020	305,323
765,000	UnitedHealth Group, Inc., 3.500%, 2/15/2024	769,896
		1,797,805
	Healthcare – 1.6%
750,000	Becton, Dickinson and Co., 2.133%, 6/06/2019	745,631

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Healthcare – continued
$640,000	Cardinal Health, Inc., 1.948%, 6/14/2019	$636,705
45,000	Express Scripts Holding Co., 3.000%, 7/15/2023	43,311
65,000	Express Scripts Holding Co., 4.750%, 11/15/2021	66,861
183,000	Life Technologies Corp., 6.000%, 3/01/2020	188,123
865,000	McKesson Corp., 4.750%, 5/30/2029	870,393
725,000	MEDNAX, Inc., 6.250%, 1/15/2027, 144A	699,625
94,000	Quest Diagnostics, Inc., 4.750%, 1/30/2020	95,513
		3,346,162
	Hybrid ARMs – 0.1%
45,328	FHLMC, 1-year CMT + 2.252%, 4.473%, 1/01/2035(d)	47,678
113,975	FHLMC, 1-year CMT + 2.500%, 4.587%, 5/01/2036(d)	120,745
		168,423
	Independent Energy – 0.2%
300,000	Apache Corp., 4.375%, 10/15/2028	280,202
179,000	Encana Corp., 6.500%, 5/15/2019	180,840
		461,042
	Industrial Other – 0.4%
525,000	Ferguson Finance PLC, 4.500%, 10/24/2028, 144A	524,473
245,000	Fluor Corp., 4.250%, 9/15/2028	238,671
		763,144
	Life Insurance – 1.3%
85,000	AIG Global Funding, 2.150%, 7/02/2020, 144A	83,740
380,000	Athene Global Funding, 2.750%, 4/20/2020, 144A	376,502
110,000	Athene Holding Ltd., 4.125%, 1/12/2028	99,920
330,000	Brighthouse Financial, Inc., Series WI, 3.700%, 6/22/2027	278,841
830,000	Jackson National Life Global Funding, 2.200%, 1/30/2020, 144A	822,189
310,000	Jackson National Life Global Funding, 3.875%, 6/11/2025, 144A	311,653
720,000	Reliance Standard Life Global Funding, 3.850%, 9/19/2023, 144A	726,042
63,000	Unum Group, 5.625%, 9/15/2020	65,186
		2,764,073
	Lodging – 0.5%
520,000	Marriott International, Inc., Series AA, 4.650%, 12/01/2028	519,291
525,000	Marriott International, Inc., Series Z, 4.150%, 12/01/2023	525,885
		1,045,176
	Media Entertainment – 0.7%
95,000	Activision Blizzard, Inc., 2.300%, 9/15/2021	92,520
425,000	CBS Corp., 2.900%, 6/01/2023	405,066
130,000	Interpublic Group of Cos., Inc. (The), 3.500%, 10/01/2020	130,161
730,000	Moody’s Corp., 4.250%, 2/01/2029	743,496
112,000	S&P Global, Inc, 3.300%, 8/14/2020	112,221
		1,483,464

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Midstream – 0.7%
$185,000	Buckeye Partners LP, 3.950%, 12/01/2026	$162,524
155,000	Enbridge, Inc., 3.500%, 6/10/2024	150,920
60,000	Energy Transfer Operating LP, 4.900%, 2/01/2024	60,725
140,000	Enterprise Products Operating LLC, 3.750%, 2/15/2025	138,524
375,000	Enterprise Products Operating LLC, 4.150%, 10/16/2028	373,110
465,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	460,847
85,000	Kinder Morgan, Inc., 4.300%, 6/01/2025	84,329
		1,430,979
	Mortgage Related – 2.9%
3,283	FHLMC, 3.000%, 10/01/2026	3,295
314	FHLMC, 6.500%, 1/01/2024	341
63	FHLMC, 8.000%, 7/01/2025	68
100	FNMA, 6.000%, 9/01/2021	100
199,317	GNMA, 4.241%, 2/20/2063(c)	202,052
367,131	GNMA, 4.297%, 2/20/2063(a)(c)	369,726
113,973	GNMA, 4.407%, 5/20/2062(c)	114,708
239,384	GNMA, 4.411%, 10/20/2066(c)	254,112
60,960	GNMA, 4.413%, 6/20/2066(c)	64,264
131,374	GNMA, 4.427%, 10/20/2062(c)	132,783
108,846	GNMA, 4.429%, 9/20/2066(c)	115,212
63,036	GNMA, 4.458%, 11/20/2066(c)	66,591
66,448	GNMA, 4.464%, 8/20/2066(c)	70,272
168,536	GNMA, 4.482%, 4/20/2063(c)	170,755
123,305	GNMA, 4.497%, 5/20/2062(c)	124,392
328,010	GNMA, 4.506%, 4/20/2063(a)(c)	332,674
116,648	GNMA, 4.516%, 11/20/2066(c)	123,961
119,765	GNMA, 4.523%, 10/20/2066(c)	127,245
1,217,948	GNMA, 4.533%, with various maturities from 2066 to 2067(a)(c)(e)	1,301,765
199,868	GNMA, 4.538%, 11/20/2064(c)	202,024
92,778	GNMA, 4.543%, 10/20/2066(c)	99,169
160,202	GNMA, 4.557%, 3/20/2063(c)	162,299
476,426	GNMA, 4.559%, 7/20/2067(a)(c)	511,376
176,140	GNMA, 4.576%, 2/20/2063(c)	177,938
845,218	GNMA, 4.590%, 1/20/2067(a)(c)	907,468
77,559	GNMA, 4.640%, 7/20/2062(c)	78,063
5,248	GNMA, 4.645%, 8/20/2061(c)	5,279
454,433	GNMA, 4.688%, 5/20/2064(a)(c)	481,035
1,021	GNMA, 6.500%, 12/15/2023	1,100
84	GNMA, 8.500%, 9/15/2022	84
6	GNMA, 9.500%, 1/15/2019	6
		6,200,157
	Natural Gas – 0.5%
965,000	Sempra Energy, 1.625%, 10/07/2019	951,660
	Non-Agency Commercial Mortgage-Backed Securities – 5.9%
565,000	Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class A2, 3.189%, 2/15/2050(a)	565,026

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$491,600	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048(a)	$497,722
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	353,451
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049(a)	979,213
263,676	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046(c)	267,067
535,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A(a)	524,064
28,716	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	28,685
143,045	Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class A2, 2.928%, 2/10/2047	142,831
205,578	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	207,225
478,193	Commercial Mortgage Pass Through Certificates, Series 2014-LC17, Class A3, 3.723%, 10/10/2047(a)	485,524
730,000	Commercial Mortgage Pass Through Certificates, Series 2014-TWC, Class A, 1-month LIBOR + 0.850%, 3.237%, 2/13/2032, 144A(a)(d)	727,813
280,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS3, Class A4, 3.819%, 6/10/2047	285,706
520,299	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class A5, 3.765%, 2/10/2049(a)	525,498
280,000	Commercial Mortgage Trust, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	277,754
640,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A(a)	647,159
84,913	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	85,876
340,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(c)	335,021
330,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047	339,867
180,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A	178,455
355,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	354,423
120,665	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	121,345
206,442	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A1, 2.086%, 3/15/2050	202,785
240,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.082%, 7/15/2046(c)	247,833
263,676	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047	265,267
129,604	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	128,047
199,604	Starwood Retail Property Trust, Inc., Series 2014-STAR, Class A, 1-month LIBOR + 1.220%, 3.675%, 11/15/2027, 144A(d)	193,810
505,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A(a)	496,972
565,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.244%, 4/10/2046(a)	566,150
201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	198,875

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$1,295,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A2, 3.118%, 1/15/2060(a)	$1,292,369
178,764	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A3, 3.660%, 3/15/2047	180,296
325,000	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	336,000
348,589	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047(a)	353,503
		12,391,632
	Oil Field Services – 0.4%
980,000	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	940,209
	Paper – 0.4%
835,000	WRKCo., Inc., 3.750%, 3/15/2025, 144A	819,339
	Pharmaceuticals – 1.4%
600,000	AbbVie, Inc., 4.250%, 11/14/2028	582,478
22,000	Amgen, Inc., 2.200%, 5/22/2019	21,915
235,000	Bayer U.S. Finance II LLC, 3.375%, 7/15/2024, 144A	223,549
525,000	Pfizer, Inc., 3.200%, 9/15/2023	527,072
775,000	Shire Acquisitions Investments Ireland DAC, 1.900%, 9/23/2019	764,139
830,000	Takeda Pharmaceutical Co. Ltd., 4.400%, 11/26/2023, 144A	839,091
		2,958,244
	Property & Casualty Insurance – 0.4%
645,000	American Financial Group, Inc., 3.500%, 8/15/2026	608,465
180,000	Assurant, Inc., 4.200%, 9/27/2023	180,524
		788,989
	Railroads – 0.2%
206,000	CSX Corp., 3.700%, 10/30/2020	208,157
215,000	Union Pacific Corp., 3.646%, 2/15/2024	215,978
		424,135
	REITs - Health Care – 0.3%
615,000	Omega Healthcare Investors, Inc., 4.500%, 1/15/2025	605,670
	REITs - Office Property – 0.2%
485,000	Boston Properties LP, 4.500%, 12/01/2028	495,887
	REITs - Shopping Centers – 0.3%
565,000	Brixmor Operating Partnership LP, 3.650%, 6/15/2024	548,684
	REITs - Single Tenant – 0.1%
290,000	Select Income REIT, 4.250%, 5/15/2024	279,452
	Restaurants – 0.8%
1,280,000	McDonald’s Corp., MTN, 2.625%, 1/15/2022	1,254,153
420,000	McDonald’s Corp., MTN, 3.350%, 4/01/2023	417,876
		1,672,029

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Retailers – 1.1%
$345,000	AutoNation, Inc., 3.500%, 11/15/2024	$319,179
290,000	AutoNation, Inc., 4.500%, 10/01/2025	280,279
415,000	Best Buy Co., Inc., 4.450%, 10/01/2028	395,836
470,000	Ralph Lauren Corp., 3.750%, 9/15/2025	465,835
850,000	Seven & i Holdings Co. Ltd., 3.350%, 9/17/2021, 144A	851,685
		2,312,814
	Technology – 1.6%
450,000	Genpact Luxembourg S.a.r.l., 3.700%, 4/01/2022	446,578
610,000	Hewlett Packard Enterprise Co., 2.100%, 10/04/2019, 144A	603,126
120,000	Hewlett Packard Enterprise Co., 4.900%, 10/15/2025	120,944
89,000	Jabil, Inc., 5.625%, 12/15/2020	90,335
175,000	Marvell Technology Group Ltd., 4.200%, 6/22/2023	174,493
140,000	Microchip Technology, Inc., 3.922%, 6/01/2021, 144A	138,878
885,000	NetApp, Inc., 2.000%, 9/27/2019	875,287
220,000	Pitney Bowes, Inc., 4.950%, 4/01/2023	194,150
205,000	Seagate Hdd Cayman, 4.875%, 3/01/2024	186,463
45,000	Trimble, Inc., 4.150%, 6/15/2023	45,238
615,000	Xerox Corp., 3.625%, 3/15/2023	553,286
		3,428,778
	Transportation Services – 1.0%
695,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.125%, 8/01/2023, 144A	693,772
360,000	Ryder System, Inc., MTN, 3.750%, 6/09/2023	357,788
550,000	Ryder System, Inc., MTN, 3.875%, 12/01/2023	550,729
430,000	TTX Co., 2.600%, 6/15/2020, 144A	425,115
		2,027,404
	Treasuries – 10.5%
2,145,000	U.S. Treasury Note, 1.625%, 10/15/2020	2,111,568
9,620,000	U.S. Treasury Note, 2.500%, 8/15/2023	9,616,994
3,790,000	U.S. Treasury Note, 2.875%, 10/31/2023	3,853,068
2,085,000	U.S. Treasury Note, 2.875%, 11/30/2023	2,121,324
4,295,000	U.S. Treasury Note, 2.875%, 5/15/2028	4,360,935
		22,063,889
	Wireless – 0.2%
200,000	SK Telecom Co. Ltd., 3.750%, 4/16/2023, 144A	200,462
140,000	Vodafone Group PLC, 4.125%, 5/30/2025	138,305
		338,767
	Wirelines – 1.2%
315,000	AT&T, Inc., 3-month LIBOR + 1.180%, 3.956%, 6/12/2024(d)	305,547
835,000	British Telecommunications PLC, 4.500%, 12/04/2023	846,315
400,000	Deutsche Telekom International Finance BV, 1.500%, 9/19/2019, 144A	395,116
1,080,000	Verizon Communications, Inc., 3.376%, 2/15/2025	1,048,042
		2,595,020
	Total Bonds and Notes (Identified Cost $209,568,528)	207,776,281

Principal Amount	Description	Value (†)
Short-Term Investments – 0.9%
$1,867,219	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2018 at 1.500% to be repurchased at $1,867,374 on 1/02/2019 collateralized by $1,995,000 U.S. Treasury Bond, 2.750% due 11/15/2042 valued at $1,908,233 including accrued interest(f) (Identified Cost $1,867,219)	$1,867,219

	Total Investments – 99.5% (Identified Cost $211,435,747)	209,643,500
	Other assets less liabilities – 0.5%	1,100,299

	Net Assets – 100.0%	$210,743,799

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Level 3 security. Value has been determined using significant unobservable inputs.
(c)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2018 is disclosed.

(d)	Variable rate security. Rate as of December 31, 2018 is disclosed.
(e)

The Fund’s investment in mortgage related securities of Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(f)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the value of Rule 144A holdings amounted to $61,624,989 or 29.2% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2018, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	3/29/2019	174$	19,655,582	$19,955,625	$300,043

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Home Equity	$—	$1,276,224	$13,857	(a)	$1,290,081
All Other Bonds and Notes*	—	206,486,200	—		206,486,200

Total Bonds and Notes	—	207,762,424	13,857		207,776,281

Short-Term Investments	—	1,867,219	—		1,867,219
Futures Contracts (unrealized appreciation)	300,043	—	—		300,043

Total	$300,043	$209,629,643	$13,857		$209,943,543

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

For the period ended December 31, 2018, there were no transfers among Levels 1, 2 and 3.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2018 and/or December 31, 2018:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2018
Bonds and Notes
ABS Home Equity	$14,830	$—	$(4)	$(54)	$—	$(915)	$—	$—	$13,857	$(103)

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration in order to control interest rate risk without having to buy or sell portfolio securities. During the period ended December 31, 2018, the Fund used futures contracts for hedging purposes and to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2018:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$300,043

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of December 31, 2018:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$178,455	$178,455

Industry Summary at December 31, 2018 (Unaudited)

Banking	21.4%
Treasuries	10.5
ABS Car Loan	10.2
Non-Agency Commercial Mortgage-Backed Securities	5.9
Electric	5.7
Automotive	5.3
ABS Other	3.2
Mortgage Related	2.9
Food & Beverage	2.2
Collateralized Mortgage Obligations	2.1
Other Investments, less than 2% each	29.2
Short-Term Investments	0.9

Total Investments	99.5
Other assets less liabilities (including futures contracts)	0.5

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2018 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 69.7% of Net Assets

Non-Convertible Bonds – 67.9%
	ABS Home Equity – 0.0%
$13,295	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 4.308%, 7/25/2035(a)(b)(c)	$12,229
	ABS Other – 2.1%
2,426,075	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(a)(d)(e)	2,398,175
2,989,652	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A	3,026,852
		5,425,027
	Aerospace & Defense – 0.3%
376,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	388,224
322,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	432,739
		820,963
	Airlines – 1.4%
183,530	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	185,512
68,371	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	65,629
353,144	American Airlines Pass Through Certificates, Series 2013-1, Class A, 4.000%, 1/15/2027	350,697
39,315	Continental Airlines Pass Through Certificates, Series 2000-2, Class A-1, 7.707%, 10/02/2022(a)	41,006
445,884	Continental Airlines Pass Through Certificates, Series 2007-1, Class A, 5.983%, 10/19/2023	465,592
42,043	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	42,665
50,702	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	51,298
435,082	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	473,412
733,822	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	758,581
320,023	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	305,795
285,703	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	311,471
579,530	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	600,315
		3,651,973
	Automotive – 3.5%
659,000	Cummins, Inc., 5.650%, 3/01/2098	699,298
8,576,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	7,731,314
424,000	General Motors Co., 5.200%, 4/01/2045	351,392
		8,782,004
	Banking – 8.1%
2,255,000	Ally Financial, Inc., 4.125%, 2/13/2022	2,190,169
600,000	Bank of America Corp., 5.490%, 3/15/2019	602,723
635,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023	617,225

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$1,244,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	$1,162,082
314,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	305,396
536,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	515,185
820,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	561,228
4,745,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	3,499,420
518,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	529,583
3,224,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	3,145,594
522,000	Morgan Stanley, 2.500%, 1/24/2019	521,787
482,000	Morgan Stanley, 3.950%, 4/23/2027	454,427
953,000	Morgan Stanley, 4.350%, 9/08/2026	926,130
659,000	Morgan Stanley, 5.750%, 1/25/2021	687,107
1,727,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	1,912,341
710,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	718,593
2,114,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	2,142,454
		20,491,444

	Brokerage – 1.5%
2,528,000	Jefferies Group LLC, 5.125%, 1/20/2023	2,584,802
733,000	Jefferies Group LLC, 6.250%, 1/15/2036	734,976
343,000	Jefferies Group LLC, 6.450%, 6/08/2027	358,651
63,000	Jefferies Group LLC, 6.875%, 4/15/2021	67,041
		3,745,470

	Building Materials – 0.5%
211,000	Masco Corp., 6.500%, 8/15/2032	233,250
104,000	Masco Corp., 7.750%, 8/01/2029	123,937
778,000	Owens Corning, 7.000%, 12/01/2036	860,438
		1,217,625

	Cable Satellite – 0.1%
12,000	Cox Communications, Inc., 4.800%, 2/01/2035, 144A	10,941
145,000	Time Warner Cable LLC, 5.500%, 9/01/2041	132,136
		143,077

	Chemicals – 1.0%
2,349,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	2,331,603
110,000	Methanex Corp., 5.250%, 3/01/2022	110,927
		2,442,530

	Collateralized Mortgage Obligations – 0.1%
318,073	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035	348,867
708	Federal National Mortgage Association, REMIC, Series 1990-48, Class H, 7.000%, 4/25/2020(a)(b)	710
		349,577

	Consumer Products – 0.2%
360,000	Hasbro, Inc., 6.600%, 7/15/2028	411,458

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Diversified Manufacturing – 0.1%
$51,000	General Electric Co., GMTN, 3.100%, 1/09/2023	$47,588
224,000	General Electric Co., Series A, MTN, 3-month LIBOR + 0.300%, 2.736%, 5/13/2024(f)	183,680
		231,268

	Electric – 2.0%
2,024,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	2,039,362
353,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	572,059
1,037,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	1,028,010
416,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	446,490
686,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,027,661
		5,113,582

	Finance Companies – 2.9%
697,000	International Lease Finance Corp., 4.625%, 4/15/2021	703,645
1,631,000	International Lease Finance Corp., 6.250%, 5/15/2019	1,645,428
686,000	Navient Corp., MTN, 6.125%, 3/25/2024	588,245
3,370,000	Navient LLC, 5.500%, 1/25/2023	2,948,750
398,000	Navient LLC, MTN, 7.250%, 1/25/2022	384,070
771,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033	508,860
479,000	Springleaf Finance Corp., 5.250%, 12/15/2019	480,140
		7,259,138

	Government Owned - No Guarantee – 0.7%
780,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	813,272
553,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	527,490
490,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	410,625
		1,751,387

	Health Insurance – 0.0%
10,000	Cigna Holding Co., 7.875%, 5/15/2027	12,321

	Healthcare – 0.7%
509,000	Boston Scientific Corp., 6.000%, 1/15/2020	521,860
1,192,000	HCA, Inc., 4.500%, 2/15/2027	1,126,440
33,000	HCA, Inc., 5.875%, 3/15/2022	33,825
182,000	HCA, Inc., MTN, 7.750%, 7/15/2036	188,825
		1,870,950

	Home Construction – 1.0%
1,989,000	PulteGroup, Inc., 6.000%, 2/15/2035	1,720,485
867,000	PulteGroup, Inc., 6.375%, 5/15/2033	791,137
		2,511,622

	Hybrid ARMs – 0.0%
6,320	FNMA, 6-month LIBOR + 1.543%, 4.022%, 2/01/2037(f)	6,522

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Hybrid ARMs – continued
$16,138	FNMA, 12-month LIBOR + 1.878%, 4.617%, 9/01/2036(f)	$17,035
		23,557

	Independent Energy – 1.4%
36,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	34,830
33,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	32,010
353,000	Continental Resources, Inc., 3.800%, 6/01/2024	334,174
63,000	Continental Resources, Inc., 4.500%, 4/15/2023	62,003
1,786,000	EQT Corp., 8.125%, 6/01/2019	1,816,306
1,416,000	Noble Energy, Inc., 3.900%, 11/15/2024	1,371,649
		3,650,972

	Industrial Other – 0.8%
2,757,000	Original Wempi, Inc., Series B1, 4.309%, 2/13/2024, (CAD)	2,058,460

	Integrated Energy – 0.2%
500,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	517,788

	Life Insurance – 3.2%
39,000	American International Group, Inc., 4.125%, 2/15/2024	39,160
56,000	American International Group, Inc., 4.875%, 6/01/2022	58,101
1,402,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	1,546,344
1,488,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(d)(e)	2,363,123
1,560,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(d)(e)	1,947,805
1,718,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	2,259,315
		8,213,848

	Local Authorities – 0.5%
1,887,800	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	1,333,899

	Media Entertainment – 0.6%
143,000	21st Century Fox America, Inc., 8.150%, 10/17/2036	204,940
14,290,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	472,125
39,000	Viacom, Inc., 4.375%, 3/15/2043	30,793
663,000	Viacom, Inc., 5.250%, 4/01/2044	599,955
239,000	Viacom, Inc., 5.850%, 9/01/2043	234,416
		1,542,229

	Metals & Mining – 1.0%
1,373,000	ArcelorMittal, 6.750%, 3/01/2041	1,449,918
304,000	ArcelorMittal, 7.000%, 10/15/2039	320,294
685,000	Worthington Industries, Inc., 6.500%, 4/15/2020	707,912
		2,478,124

	Midstream – 2.4%
125,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	121,250
588,000	Enable Midstream Partners LP, 5.000%, 5/15/2044	483,277
404,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	500,391
1,043,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	940,303

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – continued
$119,000	Florida Gas Transmission Co. LLC, 7.900%, 5/15/2019, 144A	$120,788
476,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	497,050
2,949,000	ONEOK Partners LP, 4.900%, 3/15/2025	2,987,798
43,000	ONEOK Partners LP, 6.200%, 9/15/2043	46,090
27,000	Plains All American Pipeline LP / PAA Finance Corp., 2.850%, 1/31/2023	25,451
392,000	Williams Cos., Inc., 3.350%, 8/15/2022	383,620
		6,106,018

	Non-Agency Commercial Mortgage-Backed Securities – 0.5%
539,112	Commercial Mortgage Pass Through Certificates, Series 2014-LC15, Class A2, 2.840%, 4/10/2047	538,502
341,330	Commercial Mortgage Pass Through Certificates, Series 2014-UBS4, Class A2, 2.963%, 8/10/2047	340,765
65,123	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	47,703
232,854	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A2, 2.872%, 7/15/2047	232,195
38,995	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A2, 2.916%, 2/15/2047	38,936
94,890	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.683%, 3/15/2044, 144A(c)	86,207
		1,284,308

	Packaging – 0.5%
1,302,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	1,285,725

	Paper – 0.4%
552,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	692,894
137,000	WestRock MWV LLC, 7.550%, 3/01/2047(d)(e)	167,318
104,000	WestRock MWV LLC, 8.200%, 1/15/2030	132,038
		992,250

	Property & Casualty Insurance – 1.1%
87,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 13.696%, 1/15/2033, 144A(f)(g)	53,070
1,286,000	Old Republic International Corp., 4.875%, 10/01/2024	1,336,728
1,200,000	XLIT Ltd., 6.250%, 5/15/2027	1,373,819
		2,763,617

	REITs - Single Tenant – 0.0%
85,000	Realty Income Corp., 5.750%, 1/15/2021	88,438

	Retailers – 0.0%
52,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	16,380

	Sovereigns – 2.1%
2,201,000	U.S. Department of Housing and Urban Development, 1.980%, 8/01/2020	2,178,417
1,452,000	U.S. Department of Housing and Urban Development, 2.350%, 8/01/2021	1,441,415
1,760,000	U.S. Department of Housing and Urban Development, 2.450%, 8/01/2022	1,747,821
		5,367,653

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Supermarkets – 0.5%
$39,000		Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	$42,197
233,000		New Albertsons LP, 7.450%, 8/01/2029	186,400
180,000		New Albertsons LP, 7.750%, 6/15/2026	147,165
774,000		New Albertsons LP, 8.000%, 5/01/2031	629,912
131,000		New Albertsons LP, 8.700%, 5/01/2030	110,040
56,000		New Albertsons LP, Series C, MTN, 6.625%, 6/01/2028	41,440
			1,157,154

		Technology – 0.4%
776,000		KLA-Tencor Corp., 5.650%, 11/01/2034	791,063
171,000		Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	195,390
			986,453

		Transportation Services – 0.3%
60,000		APL Ltd., 8.000%, 1/15/2024(d)(e)	53,373
562,000		ERAC USA Finance LLC, 6.700%, 6/01/2034, 144A	667,541
			720,914

		Treasuries – 19.4%
23,816,000		Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)	17,132,796
14,020,000		Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)	10,267,298
51,425,000		Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	422,363
87,450,000		Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	681,500
200,000	(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	939,153
207,800	(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	982,093
578,400	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	2,872,494
137,300	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	686,872
913,700	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	4,938,236
1,314,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	887,739
8,546,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	1,048,873
12,267,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	1,438,161
3,126,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	810,586
2,105,000		U.S. Treasury Bond, 3.000%, 8/15/2048	2,095,051
3,921,600		U.S. Treasury Note, 1.250%, 6/30/2019	3,897,090
			49,100,305

		Wireless – 0.2%
8,340,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	374,524
140,000		Sprint Capital Corp., 6.875%, 11/15/2028	132,300
52,000		Sprint Communications, Inc., 6.000%, 11/15/2022	51,029
20,000		Sprint Corp., 7.125%, 6/15/2024	19,807
			577,660

		Wirelines – 6.2%
1,459,000		AT&T, Inc., 3.950%, 1/15/2025	1,426,691
2,841,000		AT&T, Inc., 4.300%, 2/15/2030	2,684,704
425,000		AT&T, Inc., 4.500%, 3/09/2048	363,675
465,000		AT&T, Inc., 4.550%, 3/09/2049	400,270
1,191,000		BellSouth Telecommunications LLC, 5.850%, 11/15/2045	1,169,967

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$146,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	$128,480
412,000	Embarq Corp., 7.995%, 6/01/2036	372,860
1,384,000	Qwest Corp., 6.875%, 9/15/2033	1,236,387
876,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	757,740
250,000	Telefonica Emisiones S.A., EMTN, 5.289%, 12/09/2022, (GBP)	354,785
784,000	Telefonica Emisiones S.A., EMTN, 5.375%, 2/02/2026, (GBP)	1,148,160
300,000	Telefonica Emisiones S.A., EMTN, 5.445%, 10/08/2029, (GBP)	451,855
5,077,000	Verizon Communications, Inc., 4.329%, 9/21/2028	5,095,582
		15,591,156
	Total Non-Convertible Bonds (Identified Cost $183,684,591)	172,100,553
Convertible Bonds – 1.2%
	REITs - Diversified – 0.1%
329,000	iStar, Inc., 3.125%, 9/15/2022	296,442
	Technology – 1.1%
2,051,000	Booking Holdings, Inc., 0.900%, 9/15/2021	2,263,354
337,000	Nuance Communications, Inc., 1.000%, 12/15/2035	289,769
259,000	Nuance Communications, Inc., 1.250%, 4/01/2025	227,076
8,000	Nuance Communications, Inc., 1.500%, 11/01/2035	7,489
		2,787,688
	Total Convertible Bonds (Identified Cost $2,898,456)	3,084,130
Municipals – 0.6%

	Illinois – 0.1%
245,000	State of Illinois, 5.100%, 6/01/2033	233,590
	Michigan – 0.2%
415,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	405,057
	Virginia – 0.3%
900,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	849,303
	Total Municipals (Identified Cost $1,503,341)	1,487,950
	Total Bonds and Notes (Identified Cost $188,086,388)	176,672,633
Shares
Common Stocks – 8.4%

	Aerospace & Defense – 0.3%
38,713	Arconic, Inc.	652,701
	Automobiles – 0.2%
71,933	Ford Motor Co.	550,287

Shares	Description	Value (†)
Common Stocks – continued

	Diversified Telecommunication Services – 1.0%
88,190	AT&T, Inc.	$2,516,943

	Electronic Equipment, Instruments & Components – 6.7%
565,646	Corning, Inc.	17,088,166
	Pharmaceuticals – 0.2%
9,169	Bristol-Myers Squibb Co.	476,605
	Total Common Stocks (Identified Cost $12,069,122)	21,284,702
Preferred Stocks – 0.7%

Convertible Preferred Stocks – 0.6%
	Banking – 0.3%
714	Bank of America Corp., Series L, 7.250%	894,285
	Energy – 0.2%
12,375	El Paso Energy Capital Trust I, 4.750%	516,656
	Independent Energy – 0.1%
3,453	Chesapeake Energy Corp., 5.000%	179,142
	Total Convertible Preferred Stocks (Identified Cost $1,446,924)	1,590,083
Non-Convertible Preferred Stocks – 0.1%
	Electric – 0.1%
213	Connecticut Light & Power Co. (The), 2.200%	9,817
1,860	Union Electric Co., 4.500%	182,745
		192,562
	Total Non-Convertible Preferred Stocks (Identified Cost $104,764)	192,562
	Total Preferred Stocks (Identified Cost $1,551,688)	1,782,645

Principal Amount (‡)
Short-Term Investments – 20.2%
$2,592,000	Ford Motor Credit Co. LLC, 4.331%, 12/02/2019(j)	2,497,385
4,777,271	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2018 at 1.500% to be repurchased at $4,777,669 on 1/02/2019 collateralized by $3,955,000 U.S. Treasury Bond, 4.375% due 5/15/2041 valued at $4,874,439 including accrued interest(i)	4,777,271
27,450,900	U.S. Treasury Bills, 2.160%-2.200%, 4/25/2019(j)(k)	27,243,565
6,700,000	U.S. Treasury Bills, 2.272%-2.281%, 1/31/2019(j)(k)	6,687,640
10,000,000	U.S. Treasury Bills, 2.305%, 2/07/2019(j)	9,976,362
	Total Short-Term Investments (Identified Cost $51,195,591)	51,182,223

Description	Value (†)
Total Investments – 99.0% (Identified Cost $252,902,789)	$250,922,203
Other assets less liabilities – 1.0%	2,572,850
Net Assets – 100.0%	$253,495,053

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of December 31, 2018, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$6,929,794	2.7%	$12,939	Less than 0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Level 3 security. Value has been determined using significant unobservable inputs.
(b)	Fair valued by the Fund’s adviser. At December 31, 2018, the value of these securities amounted to $12,939 or less than 0.1% of net assets.

(c)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2018 is disclosed.

(d)	Illiquid security.
(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2018, the value of these securities amounted to $6,929,794 or 2.7% of net assets.
(f)	Variable rate security. Rate as of December 31, 2018 is disclosed.
(g)	Non-income producing security.
(i)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(k)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the value of Rule 144A holdings amounted to $26,476,350 or 10.4% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$—	$12,229	(a)	$12,229
ABS Other	—	3,026,852	2,398,175	(b)	5,425,027
Airlines	—	3,610,967	41,006	(b)	3,651,973
Collateralized Mortgage Obligations	—	348,867	710	(a)	349,577
All Other Non-Convertible Bonds*	—	162,661,747	—		162,661,747

Total Non-Convertible Bonds	—	169,648,433	2,452,120		172,100,553

Convertible Bonds*	—	3,084,130	—		3,084,130
Municipals*	—	1,487,950	—		1,487,950

Total Bonds and Notes	—	174,220,513	2,452,120		176,672,633

Common Stocks*	21,284,702	—	—		21,284,702
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	—	179,142	—		179,142
All Other Convertible Preferred Stocks*	1,410,941	—	—		1,410,941

Total Convertible Preferred Stocks	1,410,941	179,142	—		1,590,083

Non-Convertible Preferred Stocks*	—	192,562	—		192,562

Total Preferred Stocks	1,410,941	371,704	—		1,782,645

Short-Term Investments	—	51,182,223	—		51,182,223

Total	$22,695,643	$225,774,440	$2,452,120		$250,922,203

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2018 and/or December 31, 2018:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2018
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$12,329	$—	$3	$34	$—	$(137)	$—	$—	$12,229	$26
ABS Other	2,608,676	—	3,114	(666)	—	(212,949)	—	—	2,398,175	(1)
Airlines	520,966	—	309	(883)	—	(1,405)	—	(477,981)	41,006	(495)
Collateralized Mortgage Obligations	878	—	(5)	—	—	(163)	—	—	710	(3)

Total	$3,142,849	$—	$3,421	$(1,515)	$—	$(214,654)	$—	$(477,981)	$2,452,120	$(473)

A debt security valued at $477,981 was transferred from Level 3 to Level 2 during the period ended December 31, 2018. At September 30, 2018, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security. At December 31, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2018 (Unaudited)

Treasuries	19.4%
Banking	8.4
Electronic Equipment, Instruments & Components	6.7
Wirelines	6.2
Automotive	3.5
Life Insurance	3.2
Finance Companies	2.9
Midstream	2.4
ABS Other	2.1
Sovereigns	2.1
Electric	2.1
Other Investments, less than 2% each	19.8
Short-Term Investments	20.2

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

Currency Exposure Summary at December 31, 2018 (Unaudited)

United States Dollar	77.2%
Canadian Dollar	13.1
Mexican Peso	4.4
Other, less than 2% each	4.3

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2018 (Unaudited)

Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 133.3% of Net Assets

	ABS Car Loan – 11.9%
$392,252	ACC Trust, Series 2018-1, Class A, 3.700%, 12/21/2020, 144A	$392,429
1,407,497	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.400%, 1/08/2021(a)	1,404,713
5,060,000	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class C, 2.410%, 7/08/2022(a)	4,995,729
2,000,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class C, 3.740%, 10/18/2024	2,031,436
1,751,178	Avid Automobile Receivables Trust, Series 2018-1, Class A, 2.840%, 8/15/2023, 144A	1,739,202
300,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.500%, 2/20/2021, 144A	298,623
4,395,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.500%, 7/20/2021, 144A(a)	4,353,192
3,480,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.630%, 12/20/2021, 144A(a)	3,441,070
2,430,000	California Republic Auto Receivables Trust, Series 2016-2, Class B, 2.520%, 5/16/2022	2,401,321
3,100,000	California Republic Auto Receivables Trust, Series 2017-1, Class C, 3.760%, 12/15/2023	3,113,341
3,950,000	California Republic Auto Receivables Trust, Series 2018-1, Class C, 3.870%, 10/16/2023	3,994,633
1,370,000	Canadian Pacer Auto Receivable, Series 2018-2A, Class C, 4.070%, 3/19/2025, 144A	1,389,464
780,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class A3, 2.020%, 8/20/2021, 144A	773,160
1,655,000	CarMax Auto Owner Trust, Series 2017-4, Class D, 3.300%, 5/15/2024	1,648,651
1,655,000	CarMax Auto Owner Trust, Series 2018-1, Class C, 2.950%, 11/15/2023	1,625,015
1,015,000	CarMax Auto Owner Trust, Series 2018-1, Class D, 3.370%, 7/15/2024	1,003,434
1,285,000	CarMax Auto Owner Trust, Series 2018-2, Class D, 3.990%, 4/15/2025	1,297,787
1,593,203	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A	1,572,270
359,083	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.710%, 5/15/2023, 144A	356,900
2,040,298	CPS Auto Receivables Trust, Series 2014-D, Class C, 4.350%, 11/16/2020, 144A(a)	2,048,002
1,745,000	CPS Auto Receivables Trust, Series 2016-A, Class D, 5.000%, 12/15/2021, 144A	1,767,707
4,025,000	CPS Auto Trust, Series 2016-D, Class D, 4.530%, 1/17/2023, 144A	4,091,198
6,770,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class B, 3.180%, 5/15/2024, 144A	6,764,381
1,675,000	Credit Acceptance Auto Loan Trust, Series 2018-1A, Class A, 3.010%, 2/16/2027, 144A	1,662,002
2,000,000	Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 3.550%, 8/15/2027, 144A	2,015,141
514,094	Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.910%, 5/17/2021, 144A(a)	514,986
5,804,245	Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.020%, 11/15/2021, 144A(a)	5,800,835
2,800,000	Drive Auto Receivables Trust, Series 2018-5, Class C, 3.990%, 1/15/2025	2,825,155
1,775,000	DT Auto Owner Trust, Series 2018-3A, Class C, 3.790%, 7/15/2024, 144A	1,782,353
850,442	DT Auto Owner Trust, Series 2015-2A, Class D, 4.250%, 2/15/2022, 144A	852,289
1,928,570	DT Auto Owner Trust, Series 2015-3A, Class D, 4.530%, 10/17/2022, 144A	1,938,229
2,610,560	DT Auto Owner Trust, Series 2016-4A, Class C, 2.740%, 10/17/2022, 144A(a)	2,607,302
1,200,000	DT Auto Owner Trust, Series 2018-2A, Class D, 4.150%, 3/15/2024, 144A	1,207,325

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Car Loan – continued
$1,915,000	First Investors Auto Owner Trust, Series 2014-2A, Class D, 3.470%, 2/15/2021, 144A	$1,914,920
2,245,000	First Investors Auto Owner Trust, Series 2017-1A, Class C, 2.950%, 4/17/2023, 144A	2,228,136
1,244,750	Flagship Credit Auto Trust, Series 2015-2, Class B, 3.080%, 12/15/2021, 144A	1,243,459
710,000	Flagship Credit Auto Trust, Series 2016-2, Class B, 3.840%, 9/15/2022, 144A	712,519
2,645,000	Flagship Credit Auto Trust, Series 2017-4, Class B, 2.660%, 10/17/2022, 144A	2,621,230
1,329,000	Flagship Credit Auto Trust, Series 2018-3, Class B, 3.590%, 12/16/2024, 144A	1,333,267
2,800,000	Flagship Credit Auto Trust, Series 2018-4, Class B, 3.880%, 10/16/2023, 144A	2,830,685
3,900,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.310%, 4/15/2026, 144A(a)	3,872,636
1,390,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.260%, 11/15/2025, 144A	1,385,724
3,236,726	GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.820%, 7/15/2022, 144A	3,225,065
3,210,000	Hertz Vehicle Financing II LP, Series 2016-3A, Class A, 2.270%, 7/25/2020, 144A(a)	3,191,730
2,435,000	Hertz Vehicle Financing II LP, Series 2017-2A, Class A, 3.290%, 10/25/2023, 144A(a)	2,403,964
1,076,188	Motor PLC, Series 2017-1A, Class A1, 1-month LIBOR + 0.530%, 3.036%, 9/25/2024, 144A(b)	1,075,429
2,990,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.540%, 4/18/2022, 144A(a)	2,969,975
1,175,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2, 2.560%, 10/17/2022, 144A	1,164,095
1,670,000	NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1, 1-month LIBOR + 0.640%, 3.095%, 2/15/2023, 144A(b)	1,668,521
1,705,000	NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A2, 3.690%, 10/16/2023, 144A	1,718,628
2,000,000	Prestige Auto Receivables Trust, Series 2018-1A, Class C, 3.750%, 10/15/2024, 144A	2,022,463
5,060,000	Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.460%, 3/15/2022(a)	5,026,040
5,660,000	Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.760%, 12/15/2022	5,625,816
1,655,000	Santander Drive Auto Receivables Trust, Series 2018-1, Class C, 2.960%, 3/15/2024	1,647,507
2,830,000	Santander Drive Auto Receivables Trust, Series 2018-3, Class D, 4.070%, 8/15/2024	2,858,440
2,220,000	Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.810%, 12/16/2024	2,235,377
2,200,733	Tidewater Auto Receivables Trust, Series 2018-AA, Class A2, 3.120%, 7/15/2022, 144A(a)	2,196,518
307,675	Veros Automobile Receivables Trust, Series 2017-1, Class A, 2.840%, 4/17/2023, 144A	306,758
1,578,386	Westlake Automobile Receivables Trust, Series 2016-2A, Class C, 2.830%, 5/17/2021, 144A(a)	1,577,513
1,035,000	Westlake Automobile Receivables Trust, Series 2018-1A, Class C, 2.920%, 5/15/2023, 144A	1,025,353
		133,791,043
	ABS Credit Card – 1.4%
2,000,000	Barclays Dryrock Issuance Trust, Series 2015-1, Class A, 2.200%, 12/15/2022(a)	1,980,933
3,930,000	Delamare Cards MTN Issuer PLC, Series 2018-1A, Class A1, 1-month LIBOR + 0.700%, 3.163%, 11/19/2025, 144A(a)(b)	3,929,603

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Credit Card – continued
$9,215,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023(a)	$9,214,016
		15,124,552
	ABS Home Equity – 5.0%
1,878,252	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A(a)	1,880,636
1,587,362	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 3.000%, 3/28/2057, 144A(a)(c)	1,553,034
1,571,540	Bayview Opportunity Master Fund IVb Trust, Series 2016-SPL2, Class A, 4.000%, 6/28/2053, 144A(a)(c)	1,573,975
1,385,000	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class B1, 4.250%, 6/28/2054, 144A(c)	1,404,946
2,016,100	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL3, Class B1, 4.250%, 11/28/2053, 144A(c)	2,052,092
2,395,982	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A, 3.500%, 1/28/2055, 144A(a)(c)	2,374,750
1,088,942	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A(a)	1,082,262
855,154	Colony Starwood Homes Trust, Series 2016-2A, Class A, 1-month LIBOR + 1.250%, 3.705%, 12/17/2033, 144A(b)	856,927
793,087	Colony Starwood Homes Trust, Series 2016-2A, Class B, 1-month LIBOR + 1.750%, 4.205%, 12/17/2033, 144A(b)	793,332
732,148	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	717,604
1,931,452	CoreVest American Finance Trust, Series 2018-1, Class A, 3.804%, 6/15/2051, 144A	1,939,766
73,971	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 5.034%, 7/25/2021(c)(d)(e)	69,774
58,312	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(c)	58,521
4,846,896	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 1-month LIBOR + 1.850%, 4.356%, 10/25/2027(a)(b)	4,906,656
1,540,709	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 3.139%, 8/25/2060, 144A(b)	1,534,278
2,207,590	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 4.578%, 5/19/2034(c)	2,250,104
1,090,000	Holmes Master Issuer PLC, Series 2018-1A, Class A2, 3-month LIBOR + 0.360%, 2.796%, 10/15/2054, 144A(b)	1,086,667
3,298,395	Invitation Homes Trust, Series 2018-SFR2, Class A, 1-month LIBOR + 0.900%, 3.355%, 6/17/2037, 144A(a)(b)	3,260,003
2,995,532	Invitation Homes Trust, Series 2018-SFR4, Class A, 1-month LIBOR + 1.100%, 3.555%, 1/17/2038, 144A(a)(b)	3,020,088
103,969,087	JPMorgan Mortgage Trust, Series 2017-4, Class AX1, IO, 0.466%, 11/25/2048, 144A(c)(f)	2,714,851
397,397	Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(c)	388,848
2,194,605	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.500%, 8/25/2058, 144A(a)(c)	2,177,131
55,111	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 4.308%, 7/25/2035(c)(d)(e)	50,693
1,908,355	Onslow Bay Financial LLC, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048, 144A(c)	1,903,695
1,417,000	Progress Residential Trust, Series 2015-SFR3, 4.673%, 11/12/2032, 144A	1,434,499

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Home Equity – continued
$400,000	Progress Residential Trust, Series 2017-SFR2, Class A, 2.897%, 12/17/2034, 144A	$392,794
42,632	Residential Accredit Loans, Inc., Trust, Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021(d)(e)	40,167
216,096	Residential Accredit Loans, Inc., Trust, Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021	202,384
7,730	Residential Accredit Loans, Inc., Trust, Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021(d)(e)	7,348
593,505	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047, 144A(c)	597,988
907,991	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.000%, 12/25/2047, 144A(c)	917,679
1,015,739	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 2/25/2048, 144A(c)	1,025,341
2,296,963	Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 4.000%, 8/25/2048, 144A(a)(c)	2,304,366
1,210,549	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(a)(c)	1,191,275
1,222,329	Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.250%, 4/25/2056, 144A(a)(c)	1,194,267
2,029,956	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058, 144A(c)	2,028,681
3,037,759	Tricon American Homes, Series 2017-SFR2, Class A, 2.928%, 1/17/2036, 144A(a)	2,946,086
2,656,160	WaMu Mortgage Pass Through Certificates, Series 2007-HY2, Class 2A2, 4.143%, 11/25/2036(c)	2,491,573
		56,425,081
	ABS Other – 8.3%
5,109,783	Accelerated Assets LLC, Series 2018-1, Class A, 3.870%, 12/02/2033, 144A	5,157,451
2,426,720	Apollo Aviation Securitization Equity Trust, Series 2018-1A, Class A, 3.844%, 1/16/2038, 144A	2,435,309
325,000	Ascentium Equipment Receivables Trust, Series 2017-2A, Class C, 2.870%, 8/10/2022, 144A	322,445
1,786,823	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213%, 12/16/2041, 144A(c)	1,819,745
2,700,040	Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, 4.125%, 6/15/2043, 144A	2,742,613
1,051,000	CCG Receivables Trust, Series 2018-1, Class B, 3.090%, 6/16/2025, 144A	1,046,875
2,019,331	Chesapeake Funding II LLC, Series 2017-4A, Class A1, 2.120%, 11/15/2029, 144A	1,997,448
4,000,000	Chesapeake Funding II LLC, Series 2018-1A, Class B, 3.450%, 4/15/2030, 144A	4,022,254
3,459,335	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A(a)	3,487,327
1,607,000	GreatAmerica Leasing Receivables Funding LLC, Series 2017-1, Class A4, 2.360%, 1/20/2023, 144A	1,594,307
3,930,000	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038, 144A	4,005,953
2,545,000	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A(d)	2,473,024
2,375,000	Lendmark Funding Trust, Series 2017-1A, Class A, 2.830%, 12/22/2025, 144A	2,343,289
1,340,000	Lendmark Funding Trust, Series 2017-2A, Class A, 2.800%, 5/20/2026, 144A	1,316,965
1,342,411	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A	1,356,577
3,135,000	Mariner Finance Issuance Trust, Series 2017-BA, Class A, 2.920%, 12/20/2029, 144A	3,103,580
1,158,252	Marlette Funding Trust, Series 2018-2A, Class A, 3.060%, 7/17/2028, 144A	1,156,489
849,976	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(c)	856,895
9,265,000	OneMain Financial Issuance Trust, Series 2015-3A, Class A, 3.630%, 11/20/2028, 144A(a)	9,250,618
4,160,000	OneMain Financial Issuance Trust, Series 2016-2A, Class B, 5.940%, 3/20/2028, 144A(a)	4,224,942

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Other – continued
$4,085,334	Orange Lake Timeshare Trust, Series 2018-A, Class A, 3.100%, 11/08/2030, 144A(a)	$4,064,194
4,888,111	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	4,931,300
3,955,000	SCF Equipment Trust LLC, Series 2018-1A, Class B, 3.970%, 12/20/2025, 144A	4,021,799
1,658,446	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A(a)	1,679,082
1,471,307	Sierra Timeshare Receivables Fund, Series 2018-2A, Class A, 3.500%, 6/20/2035, 144A	1,485,539
260,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28-day ARS, 4.330%, 9/15/2032(b)(d)	259,269
275,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28-day ARS, 4.870%, 9/15/2032(b)(d)	274,227
980,000	SoFi Consumer Loan Program Trust, Series 2018-1A, Class A2, 3.140%, 2/25/2027, 144A	977,294
3,985,000	SoFi Consumer Loan Program Trust, Series 2018-3, Class A2, 3.670%, 8/25/2027, 144A	4,016,625
1,443,912	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050%, 4/25/2029, 144A	1,429,946
1,014,445	Sprite Ltd., Series 2017-1, Class A, 4.250%, 12/15/2037, 144A	1,006,898
1,128,917	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	1,122,906
472,924	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	469,177
2,881,417	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A(a)	2,849,426
1,291,518	Thunderbolt II Aircraft Lease Ltd., Series 2018-A, Class A, 4.147%, 9/15/2038, 144A(c)	1,303,009
2,139,095	Tidewater Sales Finance Master Trust, Series 2017-AA, Class A, 4.550%, 4/15/2021, 144A(g)(h)	2,135,696
312,983	Verizon Owner Trust, Series 2016-1A, Class A, 1.420%, 1/20/2021, 144A	311,451
5,216,023	Wave LLC, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A	5,222,256
930,000	Wheels SPV 2 LLC, Series 2018-1A, Class A4, 3.410%, 4/20/2027, 144A	937,533
		93,211,733
	ABS Student Loan – 4.5%
1,059,933	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650%, 1/25/2041, 144A	1,051,253
3,613,250	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033(a)	3,656,175
2,960,000	Navient Student Loan Trust, Series 2018-2A, Class A3, 1-month LIBOR + 0.750%, 3.256%, 3/25/2067, 144A(a)(b)	2,943,593
2,340,000	Navient Student Loan Trust, Series 2018-4A, Class A2, 1-month LIBOR + 0.680%, 3.186%, 6/27/2067, 144A(a)(b)	2,320,865
4,630,000	Navient Student Loan Trust, Series 2018-CA, Class B, 4.220%, 6/16/2042, 144A	4,708,500
3,400,000	Nelnet Student Loan Trust, Series 2018-1A, Class A2, 1-month LIBOR + 0.760%, 3.266%, 5/25/2066, 144A(a)(b)	3,366,080
575,399	Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A2, 3-month LIBOR + 0.950%, 3.346%, 7/01/2024(a)(b)	576,025
1,402,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day ARS, 4.750%, 6/15/2032(b)(d)	1,401,720
228,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28-day ARS, 4.750%, 6/15/2032(b)(d)	227,359
423,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day ARS, 4.750%, 3/15/2033(b)(d)	422,915
6,374,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day ARS, 4.810%, 3/15/2033(b)(d)	6,372,725

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Student Loan – continued
$2,907,962	SLM Student Loan Trust, Series 2008-2, Class A3, 3-month LIBOR + 0.750%, 3.240%, 4/25/2023(b)	$2,881,520
2,715,000	SMB Private Education Loan Trust, Series 2018-A, Class A2B, 1-month LIBOR + 0.800%, 3.255%, 2/15/2036, 144A(a)(b)	2,694,103
2,575,000	SMB Private Education Loan Trust, Series 2018-B, Class A2A, 3.600%, 1/15/2037, 144A(a)	2,607,400
45,158	SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 3.020%, 10/25/2027, 144A	45,151
202,577	SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 1-month LIBOR + 1.250%, 3.756%, 8/25/2032, 144A(b)	204,161
3,590,460	SoFi Professional Loan Program LLC, Series 2015-C, Class B, 3.580%, 8/25/2036, 144A(a)	3,583,427
2,646,597	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A(a)	2,622,912
2,485,000	SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 2.840%, 1/25/2041, 144A(a)	2,429,030
2,815,000	SoFi Professional Loan Program Trust, Series 2018-C, Class A2FX, 3.590%, 1/25/2048, 144A(a)	2,830,977
3,342,107	South Carolina Student Loan Corp., Series 2010-1, Class A2, 3-month LIBOR + 1.000%, 3.490%, 7/25/2025(a)(b)	3,354,573
		50,300,464
	ABS Whole Business – 1.4%
2,791,665	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A	2,871,141
3,309,600	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A	3,346,140
2,039,750	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2I, 4.116%, 7/25/2048, 144A	2,012,356
970,125	Driven Brands Funding LLC, Series 2018-1A, Class A2, 4.739%, 4/20/2048, 144A	987,568
1,930,413	Five Guys Funding LLC, Series 2017-1A, Class A2, 4.600%, 7/25/2047, 144A	1,968,667
4,019,925	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	4,070,938
600,000	Wingstop Funding LLC, Series 2018-1, Class A2, 4.970%, 12/05/2048, 144A	613,590
		15,870,400
	Agency Commercial Mortgage-Backed Securities – 9.9%
556,005	Federal National Mortgage Association, Series 2015-M17, Class FA, 1-month LIBOR + 0.930%, 3.231%, 11/25/2022(b)	560,689
6,043,000	Federal National Mortgage Association, Series 2016-M1, Class A2, 2.939%, 1/25/2026(a)(c)	5,947,391
1,320,000	Federal National Mortgage Association, Series 2017-M12, Class A2, 3.081%, 6/25/2027(c)	1,298,061
5,510,000	Federal National Mortgage Association, Series 2018-M4, Class A2, 3.043%, 3/25/2028(a)(c)	5,357,553
10,226,108	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class X1, 1.303%, 12/25/2021(c)(f)	323,878
387,474,983	FHLMC Multifamily Structured Pass Through Certificates, Series K028, Class X1, 0.297%, 2/25/2023(a)(c)(f)	3,952,555
82,031,487	FHLMC Multifamily Structured Pass Through Certificates, Series K031, Class X1, 0.230%, 4/25/2023(a)(c)(f)	719,736
33,323,446	FHLMC Multifamily Structured Pass Through Certificates, Series K036, Class X1, 0.751%, 10/25/2023(c)(f)	1,006,075
35,643,775	FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class X1, 1.163%, 3/25/2024(c)(f)	1,777,152

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$38,905,658	FHLMC Multifamily Structured Pass Through Certificates, Series K040, Class X1, 0.729%, 9/25/2024(a)(c)(f)	$1,364,892
77,690,123	FHLMC Multifamily Structured Pass Through Certificates, Series K046, Class X1, 0.372%, 3/25/2025(c)(f)	1,572,029
73,484,088	FHLMC Multifamily Structured Pass Through Certificates, Series K047, Class X1, 0.141%, 5/25/2025(c)(f)	649,056
36,993,462	FHLMC Multifamily Structured Pass Through Certificates, Series K049, Class X1, 0.606%, 7/25/2025(c)(f)	1,240,431
21,596,886	FHLMC Multifamily Structured Pass Through Certificates, Series K050, Class X1, 0.329%, 8/25/2025(c)(f)	422,910
42,472,618	FHLMC Multifamily Structured Pass Through Certificates, Series K051, Class X1, 0.548%, 9/25/2025(a)(c)(f)	1,317,280
17,383,594	FHLMC Multifamily Structured Pass Through Certificates, Series K052, Class X1, 0.668%, 11/25/2025(c)(f)	652,184
9,692,808	FHLMC Multifamily Structured Pass Through Certificates, Series K053, Class X1, 0.890%, 12/25/2025(c)(f)	508,103
16,977,742	FHLMC Multifamily Structured Pass Through Certificates, Series K054, Class X1, 1.177%, 1/25/2026(c)(f)	1,172,389
7,648,835	FHLMC Multifamily Structured Pass Through Certificates, Series K055, Class X1, 1.366%, 3/25/2026(c)(f)	627,273
8,684,749	FHLMC Multifamily Structured Pass Through Certificates, Series K057, Class X1, 1.192%, 7/25/2026(c)(f)	638,969
8,689,951	FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class X1, 0.929%, 8/25/2026(c)(f)	511,623
25,966,305	FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, 0.316%, 9/25/2026(c)(f)	542,179
94,229,028	FHLMC Multifamily Structured Pass Through Certificates, Series K060, Class X1, 0.077%, 10/25/2026(c)(f)	665,558
15,552,847	FHLMC Multifamily Structured Pass Through Certificates, Series K152, Class X1, 0.953%, 1/25/2031(c)(f)	1,289,053
3,174,529	FHLMC Multifamily Structured Pass Through Certificates, Series KS01, Class X1, 1.310%, 1/25/2023(c)(f)	114,656
51,481,368	FHLMC Multifamily Structured Pass Through Certificates, Series KS03, Class X, 0.299%, 8/25/2025(c)(f)	590,744
35,272,346	FHLMC Multifamily Structured Pass Through Certificates, Series KW02, Class X1, 0.315%, 12/25/2026(c)(f)	601,919
2,952,901	FNMA, 3.000%, 1/01/2028(a)	2,884,781
6,981,624	FNMA, 3.120%, 8/01/2027(a)	6,882,481
4,210,000	FNMA, 3.225%, 12/01/2029(a)	4,113,930
1,915,699	FNMA, 3.340%, 3/01/2029	1,914,118
3,000,000	FNMA, 3.410%, 4/01/2028(a)	3,006,354
2,397,759	FNMA, 3.430%, 5/01/2033(a)	2,416,367
6,322,941	FNMA, 3.880%, 6/01/2033(a)	6,460,945
4,751,795	Government National Mortgage Association, Series 2006-46, Class IO, 0.484%, 4/16/2046(c)(d)(e)(f)	54,288
2,363,244	Government National Mortgage Association, Series 2006-51, Class IO, 0.939%, 8/16/2046(a)(c)(d)(e)(f)	68,189
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(a)(c)	4,503,982
1,481,116	Government National Mortgage Association, Series 2008-80, Class E, 5.674%, 8/16/2042(a)(c)	1,546,416
7,072,519	Government National Mortgage Association, Series 2009-114, Class IO, 0.001%, 10/16/2049(c)(d)(e)(f)	16,687

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$9,168,552	Government National Mortgage Association, Series 2010-124, Class X, 0.085%, 12/16/2052(a)(c)(d)(e)(f)	$37,244
376,922	Government National Mortgage Association, Series 2010-49, Class IA, 1.507%, 10/16/2052(c)(d)(e)(f)	18,148
4,482,164	Government National Mortgage Association, Series 2011-119, Class IO, 0.267%, 8/16/2051(c)(f)	61,166
26,436,684	Government National Mortgage Association, Series 2011-121, Class IO, 0.523%, 6/16/2043(a)(c)(f)	294,005
2,399,939	Government National Mortgage Association, Series 2011-121, Class ZA, 6.500%, 8/16/2051(a)	2,955,933
15,724,970	Government National Mortgage Association, Series 2011-161, Class IO, 0.391%, 4/16/2045(c)(f)	211,053
7,474,150	Government National Mortgage Association, Series 2011-38, Class IO, 0.090%, 4/16/2053(a)(c)(f)	129,208
1,476,402	Government National Mortgage Association, Series 2011-53, Class IO, 0.737%, 5/16/2051(a)(c)(d)(e)(f)	40,119
9,325,222	Government National Mortgage Association, Series 2012-100, Class IC, 1.405%, 9/16/2050(c)(f)	422,005
7,089,988	Government National Mortgage Association, Series 2012-111, Class IC, 1.305%, 9/16/2050(c)(f)	299,930
60,970,345	Government National Mortgage Association, Series 2012-142, Class IO, 0.981%, 4/16/2054(a)(c)(f)	2,509,765
13,794,012	Government National Mortgage Association, Series 2012-23, Class IO, 0.578%, 6/16/2053(a)(c)(f)	332,463
25,351,120	Government National Mortgage Association, Series 2012-55, Class IO, 0.462%, 4/16/2052(a)(c)(f)	360,518
16,994,495	Government National Mortgage Association, Series 2012-70, Class IO, 0.454%, 8/16/2052(a)(c)(f)	287,168
15,319,201	Government National Mortgage Association, Series 2012-79, Class IO, 0.676%, 3/16/2053(c)(f)	511,917
59,847,194	Government National Mortgage Association, Series 2012-85, Class IO, 0.787%, 9/16/2052(a)(c)(f)	2,331,736
5,059,590	Government National Mortgage Association, Series 2013-175, Class IO, 0.690%, 5/16/2055(c)(f)	164,354
11,269,263	Government National Mortgage Association, Series 2014-101, Class IO, 0.811%, 4/16/2056(c)(f)	557,380
36,380,817	Government National Mortgage Association, Series 2014-130, Class IB, 0.897%, 8/16/2054(a)(c)(f)	1,577,916
32,714,728	Government National Mortgage Association, Series 2014-24, Class IX, 0.694%, 1/16/2054(a)(c)(f)	992,019
23,412,317	Government National Mortgage Association, Series 2014-70, Class IO, 0.844%, 3/16/2049(a)(c)(f)	995,616
17,028,918	Government National Mortgage Association, Series 2014-86, Class IO, 0.755%, 4/16/2056(c)(f)	722,084
39,895,633	Government National Mortgage Association, Series 2015-120, Class IO, 0.861%, 3/16/2057(a)(c)(f)	2,287,332
67,604,571	Government National Mortgage Association, Series 2015-146, Class IB, 0.846%, 7/16/2055(a)(c)(f)	3,417,546
17,080,614	Government National Mortgage Association, Series 2015-171, Class IO, 0.891%, 11/16/2055(c)(f)	1,052,098
26,099,978	Government National Mortgage Association, Series 2015-189, Class IG, 0.927%, 1/16/2057(a)(c)(f)	1,670,341
16,497,835	Government National Mortgage Association, Series 2015-21, Class IO, 0.991%, 7/16/2056(c)(f)	952,359

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$35,410,077	Government National Mortgage Association, Series 2015-32, Class IO, 0.841%, 9/16/2049(a)(c)(f)	$1,955,858
12,503,052	Government National Mortgage Association, Series 2015-68, Class IO, 0.765%, 7/16/2057(c)(f)	692,849
42,549,978	Government National Mortgage Association, Series 2015-70, Class IO, 1.033%, 12/16/2049(a)(c)(f)	2,657,476
31,813,954	Government National Mortgage Association, Series 2015-73, Class IO, 0.785%, 11/16/2055(a)(c)(f)	1,647,657
27,388,846	Government National Mortgage Association, Series 2016-143, 0.961%, 10/16/2056(f)	2,087,778
52,286,299	Government National Mortgage Association, Series 2016-6, Class IO, 0.720%, 2/16/2051(a)(c)(f)	2,356,925
49,250,384	Government National Mortgage Association, Series 2017-168, Class I0, 0.656%, 12/16/2059(a)(c)(f)	3,074,342
29,710,757	Government National Mortgage Association, Series 2018-2, Class IO, 0.768%, 12/16/2059(c)(f)	2,078,077
		111,035,261
	Collateralized Mortgage Obligations – 29.6%
4,001,724	Federal Agricultural Mortgage Corp., Series 2017-1, Class A2, 3.728%, 3/25/2047, 144A(a)(c)(d)	3,901,681
77,345	Federal Home Loan Mortgage Corp., REMIC, Series 1673, Class SE, 8.390%, 2/15/2024(c)	84,074
66,757	Federal Home Loan Mortgage Corp., REMIC, Series 2060, Class ZA, 6.000%, 4/15/2028(a)(d)(e)	71,157
725,212	Federal Home Loan Mortgage Corp., REMIC, Series 2626, Class SQ, 8.862%, 6/15/2023(c)	768,604
468,918	Federal Home Loan Mortgage Corp., REMIC, Series 2646, Class MH, 5.000%, 7/15/2033	488,006
159,450	Federal Home Loan Mortgage Corp., REMIC, Series 2649, Class IM, 7.000%, 7/15/2033(a)(d)(e)(f)	36,638
150,501	Federal Home Loan Mortgage Corp., REMIC, Series 2725, Class SC, 5.551%, 11/15/2033(c)	154,987
1,019,424	Federal Home Loan Mortgage Corp., REMIC, Series 2882, Class TF, 1-month LIBOR + 0.250%, 2.705%, 10/15/2034(a)(b)	1,020,917
5,891,686	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035(a)	6,462,088
2,422,200	Federal Home Loan Mortgage Corp., REMIC, Series 3013, Class AS, 11.811%, 5/15/2035(a)(c)	2,860,655
6,249,384	Federal Home Loan Mortgage Corp., REMIC, Series 3149, Class LS, 4.745%, 5/15/2036(a)(c)(f)	1,124,909
1,843,989	Federal Home Loan Mortgage Corp., REMIC, Series 3416, Class BI, 3.795%, 2/15/2038(c)(f)	268,474
1,222,002	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class VS, 10.798%, 2/15/2038(a)(c)	1,450,662
1,150,236	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class WS, 10.354%, 2/15/2038(a)(c)	1,323,481
1,192,706	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 2.855%, 6/15/2048(a)(c)(f)	1,084,625
344,179	Federal Home Loan Mortgage Corp., REMIC, Series 3605, Class NC, 5.500%, 6/15/2037	376,967
1,304,706	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.114%, 12/15/2036(a)(c)(f)	1,349,469

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$291,253	Federal Home Loan Mortgage Corp., REMIC, Series 3752, Class KF, 1-month LIBOR + 0.500%, 2.955%, 12/15/2037(b)	$291,744
1,937,290	Federal Home Loan Mortgage Corp., REMIC, Series 3785, Class LS, 4.990%, 1/15/2041(a)(c)	2,027,862
360,817	Federal Home Loan Mortgage Corp., REMIC, Series 3808, Class SH, 4.502%, 2/15/2041(c)	359,139
987,196	Federal Home Loan Mortgage Corp., REMIC, Series 3828, Class EF, 1-month LIBOR + 0.400%, 2.855%, 5/15/2037(a)(b)	990,624
4,639,000	Federal Home Loan Mortgage Corp., REMIC, Series 3848, Class WX, 5.000%, 4/15/2041(a)	5,174,044
1,800,000	Federal Home Loan Mortgage Corp., REMIC, Series 4041, Class ES, 11.724%, 8/15/2040(a)(c)	2,624,007
3,078,780	Federal Home Loan Mortgage Corp., REMIC, Series 4097, 3.695%, 8/15/2032(c)(f)	323,920
1,820,000	Federal Home Loan Mortgage Corp., REMIC, Series 4204, Class QP, 3.000%, 5/15/2043(a)	1,705,084
1,251,777	Federal Home Loan Mortgage Corp., REMIC, Series 4238, Class FD, 1-month LIBOR + 0.300%, 2.755%, 2/15/2042(a)(b)	1,249,739
10,517,017	Federal Home Loan Mortgage Corp., REMIC, Series 4321, Class BS, 1.392%, 6/15/2039(c)(f)	519,218
800,000	Federal Home Loan Mortgage Corp., REMIC, Series 4395, Class PE, 2.500%, 4/15/2037	716,788
357,917	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class NT, 6.500%, 8/15/2043(c)	366,841
425,382	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class TN, 5.000%, 8/15/2043(c)	432,448
1,399,000	Federal Home Loan Mortgage Corp., REMIC, Series 4480, Class NB, 3.500%, 6/15/2045	1,357,589
489,351	Federal Home Loan Mortgage Corp., Series 224, Class IO, 6.000%, 3/01/2033(a)(d)(e)(f)	81,085
6,692,922	Federal Home Loan Mortgage Corp., Series 277, Class 30, 3.000%, 9/15/2042(a)	6,624,918
4,968,865	Federal Home Loan Mortgage Corp., Series 353, Class 300, 3.000%, 12/15/2046(a)	4,883,501
270,944	Federal Home Loan Mortgage Corp., Series 3792, Class DF, 1-month LIBOR + 0.400%, 2.855%, 11/15/2040(b)	271,197
2,170,761	Federal Home Loan Mortgage Corp., Series 4268, Class DL, 2.500%, 11/15/2028	2,110,168
1,655,138	Federal Home Loan Mortgage Corp., Series 4290, Class QB, 2.500%, 1/15/2029	1,580,140
179,973	Federal National Mortgage Association, REMIC, Series 1996-45, Class SC, 4.744%, 1/25/2024(c)(d)(e)(f)	13,010
1,250,101	Federal National Mortgage Association, REMIC, Series 2005-22, Class DG, 6.810%, 4/25/2035(a)(c)	1,289,346
2,968,413	Federal National Mortgage Association, REMIC, Series 2005-45, Class DA, 15.230%, 6/25/2035(a)(c)	4,128,388
1,853,669	Federal National Mortgage Association, REMIC, Series 2005-62, Class GZ, 5.750%, 7/25/2035(a)	2,170,295
2,368,969	Federal National Mortgage Association, REMIC, Series 2006-46, Class SK, 15.010%, 6/25/2036(a)(c)	3,249,361
109,001	Federal National Mortgage Association, REMIC, Series 2006-69, Class KI, 4.794%, 8/25/2036(c)(d)(e)(f)	17,732
609,072	Federal National Mortgage Association, REMIC, Series 2008-15, Class AS, 20.469%, 8/25/2036(c)	926,797
1,505,702	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.475%, 8/25/2038(a)(c)	1,527,008
377,793	Federal National Mortgage Association, REMIC, Series 2008-87, Class LD, 4.438%, 11/25/2038(c)	392,382

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$1,014,948	Federal National Mortgage Association, REMIC, Series 2009-11, Class VP, 2.564%, 3/25/2039(a)(c)	$986,896
68,952	Federal National Mortgage Association, REMIC, Series 2009-71, Class MB, 4.500%, 9/25/2024(d)(e)	70,135
178,854	Federal National Mortgage Association, REMIC, Series 2010-75, Class MT, 3.150%, 12/25/2039(c)	177,357
2,538,499	Federal National Mortgage Association, REMIC, Series 2010-95, Class FB, 1-month LIBOR + 0.400%, 2.906%, 9/25/2040(a)(b)	2,542,014
458,025	Federal National Mortgage Association, REMIC, Series 2011-100, Class SH, 5.351%, 11/25/2040(c)	513,340
5,842,971	Federal National Mortgage Association, REMIC, Series 2012-112, Class DA, 3.000%, 10/25/2042(a)	5,777,121
1,500,000	Federal National Mortgage Association, REMIC, Series 2013-109, Class US, 6.056%, 7/25/2043(a)(c)	1,792,206
939,818	Federal National Mortgage Association, REMIC, Series 2013-23, Class TS, 2.626%, 3/25/2043(c)	847,184
722,847	Federal National Mortgage Association, REMIC, Series 2013-26, Class SJ, 2.641%, 4/25/2033(c)	658,988
4,193,183	Federal National Mortgage Association, REMIC, Series 2013-34, Class PS, 3.644%, 8/25/2042(a)(c)(f)	507,961
120,760	Federal National Mortgage Association, REMIC, Series 2014-67, Class PT, 6.000%, 10/25/2044(c)	119,229
1,845,566	Federal National Mortgage Association, REMIC, Series 2015-1, Class SN, 6.000%, 7/25/2043(a)(c)	1,981,132
687,206	Federal National Mortgage Association, REMIC, Series 2015-55, Class KT, 5.500%, 5/25/2041(c)	736,139
2,827,399	Federal National Mortgage Association, REMIC, Series 2016-26, Class KL, 4.500%, 11/25/2042(a)(c)	2,731,397
22,131,478	Federal National Mortgage Association, REMIC, Series 2016-32, Class SA, 3.594%, 10/25/2034(a)(c)(f)	2,796,275
26,666,106	Federal National Mortgage Association, REMIC, Series 2016-60, Class ES, 3.594%, 9/25/2046(a)(c)(f)	3,606,908
17,487,666	Federal National Mortgage Association, REMIC, Series 2016-60, Class QS, 3.594%, 9/25/2046(a)(c)(f)	2,366,127
11,255,266	Federal National Mortgage Association, REMIC, Series 2016-82, Class SC, 3.594%, 11/25/2046(c)(f)	1,417,628
10,341,872	Federal National Mortgage Association, REMIC, Series 2016-82, Class SG, 3.594%, 11/25/2046(c)(f)	1,378,350
13,416,205	Federal National Mortgage Association, REMIC, Series 2016-93, Class SL, 4.144%, 12/25/2046(c)(f)	1,893,817
6,000,000	Federal National Mortgage Association, Series 2010-134, Class DB, 4.500%, 12/25/2040(a)	6,526,864
18,703,881	Federal National Mortgage Association, Series 2016-22, Class ST, IO, 3.594%, 4/25/2046(a)(c)(f)	2,510,240
17,216,321	Federal National Mortgage Association, Series 2017-26, Class SA, 3.644%, 4/25/2047(c)(f)	2,248,703
86,623,335	Federal National Mortgage Association, Series 2017-57, Class SD, IO, 1.444%, 8/25/2047(a)(c)(f)	5,369,962
651,795	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/25/2033(a)(f)	139,183
151,304	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/25/2033(a)(c)(d)(e)(f)	39,139
692,644	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(a)(f)	152,901

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$130,774	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(d)(e)(f)	$27,826
1,422,978	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/25/2035(a)(f)	266,747
589,167	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/25/2035(a)(f)	123,064
315,748	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/25/2036(a)(d)(e)(f)	69,123
728,078	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/25/2036(a)(f)	158,082
328,545	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/25/2036(a)(d)(e)(f)	70,250
385,221	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/25/2036(a)(d)(e)(f)	88,120
472,928	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/25/2037(a)(f)	106,680
459,300	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(a)(d)(e)(f)	91,572
220,830	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(a)(c)(d)(e)(f)	44,425
284,496	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(a)(d)(e)(f)	62,104
185,318	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(a)(c)(d)(e)(f)	46,365
53,242	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(d)(e)(f)	11,223
1,641,290	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(a)(c)(f)	317,117
558,568	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(a)(f)	129,711
498,118	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(a)(c)(d)(e)(f)	90,771
504,360	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(a)(c)(d)(e)(f)	63,190
254,959	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(a)(d)(e)(f)	44,869
41,296	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(c)(d)(e)(f)	8,124
277,036	Government National Mortgage Association, Series 2009-65, Class NZ, 5.500%, 8/20/2039	319,448
598,674	Government National Mortgage Association, Series 2010-H02, Class FA, 1-month LIBOR + 0.680%, 3.002%, 2/20/2060(b)	601,942
638,756	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 2.644%, 10/20/2060(b)	637,591
1,540,407	Government National Mortgage Association, Series 2010-H22, Class FE, 1-month LIBOR + 0.350%, 2.664%, 5/20/2059(a)(b)	1,539,265
2,743,708	Government National Mortgage Association, Series 2011- H2O, Class FA, 1-month LIBOR + 0.550%, 2.864%, 9/20/2061(a)(b)	2,754,227
1,186,768	Government National Mortgage Association, Series 2011-H01, Class AF, 1-month LIBOR + 0.450%, 2.764%, 11/20/2060(b)	1,188,348
462,768	Government National Mortgage Association, Series 2011-H21, Class FT, 1-year CMT + 0.700%, 3.360%, 10/20/2061(b)	465,898
6,724,384	Government National Mortgage Association, Series 2012-H08, Class FA, 1-month LIBOR + 0.600%, 2.914%, 1/20/2062(a)(b)	6,756,373

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$1,394,143	Government National Mortgage Association, Series 2012-H11, Class BA, 2.000%, 5/20/2062(a)	$1,384,167
980,319	Government National Mortgage Association, Series 2012-H11, Class GA, 1-month LIBOR + 0.580%, 2.894%, 5/20/2062(b)	984,050
490,231	Government National Mortgage Association, Series 2012-H16, Class HA, 2.000%, 7/20/2062	483,104
2,002,153	Government National Mortgage Association, Series 2012-H20, Class BA, 1-month LIBOR + 0.560%, 2.874%, 9/20/2062(a)(b)	2,008,680
1,388,307	Government National Mortgage Association, Series 2012-H22, Class HD, 5.257%, 1/20/2061(c)	1,431,087
360,827	Government National Mortgage Association, Series 2012-H24, Class FD, 1-month LIBOR + 0.590%, 2.904%, 9/20/2062(a)(b)	360,843
193,209	Government National Mortgage Association, Series 2012-H24, Class FE, 1-month LIBOR + 0.600%, 2.914%, 10/20/2062(b)	193,459
11,260,423	Government National Mortgage Association, Series 2012-H24, Class HI, 1.181%, 10/20/2062(c)(d)(f)	383,558
3,818,047	Government National Mortgage Association, Series 2012-H26, Class BA, 1-month LIBOR + 0.350%, 2.664%, 10/20/2062(a)(b)	3,813,511
1,662,614	Government National Mortgage Association, Series 2012-H27, Class FA, 1-month LIBOR + 0.400%, 2.714%, 10/20/2062(a)(b)	1,662,607
338,996	Government National Mortgage Association, Series 2012-H27, Class FB, 1-month LIBOR + 0.500%, 2.814%, 10/20/2062(a)(b)	339,067
2,447,975	Government National Mortgage Association, Series 2012-H30, Class GA, 1-month LIBOR + 0.350%, 2.664%, 12/20/2062(a)(b)	2,445,076
26,743,412	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(a)	26,357,622
1,968,991	Government National Mortgage Association, Series 2013-H13, Class SI, 1.294%, 6/20/2063(c)(d)(f)	111,986
19,639,915	Government National Mortgage Association, Series 2013-H16, Class AI, 1.614%, 7/20/2063(c)(d)(f)	856,178
14,154,662	Government National Mortgage Association, Series 2013-H18, Class EI, 1.757%, 7/20/2063(c)(d)(f)	761,776
2,232,114	Government National Mortgage Association, Series 2013-H18, Class JI, 1.370%, 8/20/2063(c)(d)(f)	85,797
606,928	Government National Mortgage Association, Series 2013-H20, Class FA, 1-month LIBOR + 0.600%, 2.914%, 8/20/2063(b)	609,649
1,439,548	Government National Mortgage Association, Series 2013-H21, Class FB, 1-month LIBOR + 0.700%, 3.014%, 9/20/2063(b)	1,450,001
2,702,199	Government National Mortgage Association, Series 2013-H22, Class FB, 1-month LIBOR + 0.700%, 3.014%, 8/20/2063(a)(b)	2,720,038
252,675	Government National Mortgage Association, Series 2013-H22, Class FT, 1-year CMT + 0.650%, 3.310%, 4/20/2063(b)	254,022
12,102,055	Government National Mortgage Association, Series 2014-H03, Class FS, 1-month LIBOR + 0.650%, 2.964%, 2/20/2064(a)(b)	12,213,153
3,960,189	Government National Mortgage Association, Series 2014-H05, Class FB, 1-month LIBOR + 0.600%, 2.914%, 12/20/2063(a)(b)	3,980,595
2,971,065	Government National Mortgage Association, Series 2014-H06, Class FA, 1-month LIBOR + 0.570%, 2.884%, 3/20/2064(a)(b)	2,983,035
8,792,062	Government National Mortgage Association, Series 2014-H12, Class HZ, 4.599%, 6/20/2064(a)(c)	9,251,060
2,898,806	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 2.774%, 7/20/2064(a)(b)	2,908,960
2,124,160	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 2.814%, 7/20/2064(a)(b)	2,132,806

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$22,540,038	Government National Mortgage Association, Series 2014-H24, Class HI, 0.946%, 9/20/2064(c)(d)(f)	$908,364
332,393	Government National Mortgage Association, Series 2015-39, Class SN, 2.236%, 3/20/2045(a)(c)	330,955
13,709,557	Government National Mortgage Association, Series 2015-H01, Class XZ, 4.608%, 10/20/2064(a)(c)	14,661,994
13,535,751	Government National Mortgage Association, Series 2015-H04, Class FL, 1-month LIBOR + 0.470%, 2.784%, 2/20/2065(a)(b)	13,567,974
118,647	Government National Mortgage Association, Series 2015-H05, Class FA, 1-month LIBOR + 0.300%, 2.614%, 4/20/2061(a)(b)	118,517
4,292,322	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065(a)	4,125,674
2,002,744	Government National Mortgage Association, Series 2015-H12, Class FL, 1-month LIBOR + 0.230%, 2.544%, 5/20/2065(a)(b)	1,994,799
1,021,767	Government National Mortgage Association, Series 2015-H13, Class FL, 1-month LIBOR + 0.280%, 2.594%, 5/20/2063(a)(b)	1,020,912
924,784	Government National Mortgage Association, Series 2015-H19, Class FA, 1-month LIBOR + 0.200%, 2.514%, 4/20/2063(a)(b)	923,524
7,579,594	Government National Mortgage Association, Series 2015-H26, Class FC, 1-month LIBOR + 0.600%, 2.914%, 8/20/2065(a)(b)	7,602,027
817,034	Government National Mortgage Association, Series 2015-H28, Class JZ, 5.258%, 3/20/2065(c)	848,498
345,237	Government National Mortgage Association, Series 2015-H29, Class FA, 1-month LIBOR + 0.700%, 3.014%, 10/20/2065(a)(b)	345,820
115,171	Government National Mortgage Association, Series 2015-H29, Class HZ, 4.587%, 9/20/2065(c)	123,380
202,029	Government National Mortgage Association, Series 2015-H30, Class FA, 1-month LIBOR + 0.680%, 2.994%, 8/20/2061(b)	202,339
1,770,000	Government National Mortgage Association, Series 2016-17, Class GT, 5.000%, 8/20/2045(c)	1,782,039
1,267,362	Government National Mortgage Association, Series 2016-23, Class PA, 5.680%, 7/20/2037(a)(c)	1,385,413
17,978,981	Government National Mortgage Association, Series 2016-H01, Class AI, 1.695%, 1/20/2066(a)(c)(d)(f)	1,483,266
3,919,772	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 3.234%, 2/20/2066(a)(b)	3,982,371
24,845,471	Government National Mortgage Association, Series 2016-H09, Class JI, 1.740%, 4/20/2066(a)(c)(d)(f)	2,236,092
3,952,115	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 2.914%, 4/20/2066(a)(b)	3,957,475
2,082,350	Government National Mortgage Association, Series 2016-H13, Class FT, 1-month LIBOR + 0.580%, 2.894%, 5/20/2066(a)(b)	2,087,718
559,875	Government National Mortgage Association, Series 2016-H14, Class JZ, 4.468%, 8/20/2063(c)	572,052
552,921	Government National Mortgage Association, Series 2016-H19, Class CZ, 4.442%, 8/20/2066(c)	589,357
561,187	Government National Mortgage Association, Series 2016-H19, Class EZ, 5.350%, 6/20/2061(c)	597,784
1,818,266	Government National Mortgage Association, Series 2016-H19, Class FC, 1-month LIBOR + 0.400%, 2.714%, 8/20/2066(a)(b)	1,817,348
578,495	Government National Mortgage Association, Series 2016-H19, Class FE, 1-month LIBOR + 0.370%, 2.684%, 6/20/2061(a)(b)	578,335
1,752,330	Government National Mortgage Association, Series 2016-H19, Class FJ, 1-month LIBOR + 0.400%, 2.714%, 9/20/2063(a)(b)	1,752,111

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$10,487,696	Government National Mortgage Association, Series 2016-H20, Class FG, 1-month LIBOR + 0.700%, 3.014%, 8/20/2066(a)(b)	$10,542,778
3,902,682	Government National Mortgage Association, Series 2017-H14, Class FK, 1-year CMT + 0.200%, 2.860%, 5/20/2067(a)(b)	3,891,495
4,171,904	Government National Mortgage Association, Series 2017-H17, Class FG, 1-month LIBOR + 0.500%, 2.814%, 8/20/2067(a)(b)	4,183,340
3,503,976	Government National Mortgage Association, Series 2017-H24, Class FJ, 1-month LIBOR + 0.250%, 2.564%, 10/20/2067(a)(b)	3,499,567
4,977,044	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 2.514%, 10/20/2064(a)(b)	4,969,319
4,676,310	Government National Mortgage Association, Series 2018-H04, Class FM, 1-month LIBOR + 0.300%, 2.614%, 3/20/2068(a)(b)	4,661,948
3,131,969	Government National Mortgage Association, Series 2018-H10, Class FJ, 1-month LIBOR + 0.250%, 2.564%, 6/20/2068(a)(b)	3,128,070
4,883,444	Government National Mortgage Association, Series 2018-H11, Class FJ, 1-month LIBOR + 0.080%, 2.860%, 6/20/2068(a)(b)	4,862,873
4,556,603	Government National Mortgage Association, Series 2018-H14, Class FG, 1-month LIBOR + 0.350%, 2.664%, 9/20/2068(a)(b)	4,548,109
		332,250,944
	Hybrid ARMs – 0.7%
697,825	FHLMC, 12-month LIBOR + 2.190%, 4.065%, 2/01/2037(a)(b)	744,183
1,404,438	FHLMC, 1-year CMT + 2.216%, 4.307%, 6/01/2035(a)(b)	1,475,906
123,217	FHLMC, 1-year CMT + 2.261%, 4.415%, 1/01/2036(a)(b)	129,338
74,693	FHLMC, 1-year CMT + 2.252%, 4.473%, 1/01/2035(a)(b)	78,565
630,002	FNMA, 1-year CMT + 2.138%, 3.925%, 9/01/2034(a)(b)	662,423
1,933,289	FNMA, 12-month LIBOR + 1.736%, 3.998%, 9/01/2037(a)(b)	2,028,333
203,963	FNMA, 6-month LIBOR + 1.543%, 4.022%, 2/01/2037(a)(b)	210,498
1,465,849	FNMA, 1-year CMT + 2.215%, 4.108%, 6/01/2034(a)(b)	1,545,326
832,919	FNMA, 12-month LIBOR + 1.670%, 4.185%, 8/01/2038(a)(b)	867,716
217,636	FNMA, 1-year CMT + 2.045%, 4.295%, 10/01/2035(a)(b)	220,324
263,857	FNMA, 12-month LIBOR + 1.878%, 4.617%, 9/01/2036(a)(b)	278,511
		8,241,123
	Mortgage Related – 52.9%
3,383,975	FHLMC, 3.500%, with various maturities from 2042 to 2046(a)(i)	3,403,000
613,500	FHLMC, 4.000%, 9/01/2045	626,510
47,135	FHLMC, 5.000%, 9/01/2035	50,035
6,379,703	FNMA, 2.500%, with various maturities from 2046 to 2057(a)(i)	6,016,312
17,720,999	FNMA, 3.000%, 2/01/2057(a)	17,107,473
2,162,082	FNMA, 3.500%, 1/01/2058	2,152,167

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$6,690,055	FNMA, 4.000%, with various maturities from 2041 to 2052(a)(i)	$6,832,815
1,832,857	FNMA, 4.500%, with various maturities from 2045 to 2046(a)(i)	1,908,517
385,596	FNMA, 5.500%, 8/01/2034(a)	415,914
4,293	FNMA, 6.000%, 10/01/2034	4,682
32,995,000	FNMA (TBA), 3.000%, 1/01/2049(j)	32,160,366
97,860,000	FNMA (TBA), 3.500%, 1/01/2049(j)	97,842,798
169,611,239	FNMA (TBA), 4.000%, 1/01/2049(j)	172,897,457
25,000,000	FNMA (TBA), 4.500%, 1/01/2049(j)	25,887,207
775,416	GNMA, 1-month LIBOR + 0.531%, 2.792%, 8/20/2063(b)	783,818
217,385	GNMA, 3.961%, 8/20/2062(c)	218,433
1,498,679	GNMA, 1-month LIBOR + 1.716%, 3.968%, 2/20/2061(a)(b)	1,561,219
394,407	GNMA, 1-month LIBOR + 1.735%, 3.996%, 7/20/2060(b)	410,691
251,752	GNMA, 1-month LIBOR + 1.784%, 4.045%, 9/20/2060(b)	263,474
63,445	GNMA, 4.230%, 11/20/2061(c)	63,680
66,241	GNMA, 4.242%, 10/20/2061(c)	66,848
2,117,634	GNMA, 1-month LIBOR + 2.001%, 4.258%, 2/20/2063(a)(b)	2,209,379
5,050	GNMA, 4.310%, 12/20/2060(c)	5,180
62,407	GNMA, 4.321%, 2/20/2063(c)	63,205
974,622	GNMA, 4.344%, 3/20/2063(c)	987,913
1,548,480	GNMA, 4.379%, 5/20/2063(a)(c)	1,573,383
918,778	GNMA, 4.382%, 12/20/2061(a)(c)	923,151
615,994	GNMA, 4.386%, 1/20/2062(a)(c)	618,355
1,220,568	GNMA, 4.391%, with various maturities in 2061(c)(i)	1,255,116
2,639,978	GNMA, 4.401%, 2/20/2063(a)(c)	2,674,850
36,232	GNMA, 4.403%, 2/20/2067(c)	38,502
19,617	GNMA, 4.407%, 5/20/2062(c)	19,744
556,354	GNMA, 4.413%, 7/20/2062(c)	560,889
121,708	GNMA, 4.420%, 10/20/2061(c)	122,029
34,584	GNMA, 4.427%, 10/20/2062(c)	34,955
718,707	GNMA, 4.440%, 2/20/2062(a)(c)	721,703
1,683,005	GNMA, 4.443%, 4/20/2063(a)(c)	1,708,897
1,164,264	GNMA, 4.451%, 4/20/2066(a)(c)	1,225,272
804,990	GNMA, 4.453%, 6/20/2063(c)	818,075
23,104	GNMA, 4.457%, 3/20/2063(c)	23,453
1,423,243	GNMA, 4.459%, 4/20/2063(a)(c)	1,444,145
37,222	GNMA, 4.470%, 1/20/2067(c)	39,684
37,645	GNMA, 4.473%, 3/20/2063(c)	38,150
429,612	GNMA, 4.482%, 12/20/2061(c)	430,733
53,261	GNMA, 4.483%, 12/20/2062(c)	54,064
23,154	GNMA, 4.489%, 12/20/2063(c)	23,401
419,300	GNMA, 4.490%, 1/20/2064(c)	423,833
347,271	GNMA, 4.491%, 6/20/2062(c)	349,082
26,358	GNMA, 4.493%, 11/20/2062(c)	26,605

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$22,316	GNMA, 4.497%, 5/20/2062(c)	$22,513
23,457	GNMA, 4.499%, 12/20/2062(c)	23,696
253,702	GNMA, 4.500%, 9/20/2060(c)	257,194
2,070,357	GNMA, 4.501%, 2/20/2067(a)(c)	2,211,573
1,380,602	GNMA, 4.504%, with various maturities in 2062(a)(c)(i)	1,386,288
361,074	GNMA, 4.516%, 1/20/2063(c)	365,457
2,622,431	GNMA, 4.525%, 4/20/2067(a)(c)	2,809,803
753,881	GNMA, 4.530%, 1/20/2063(c)	762,848
2,998,260	GNMA, 4.532%, 12/20/2064(a)(c)	3,151,475
2,416,316	GNMA, 4.534%, 12/20/2066(a)(c)	2,579,774
1,138,401	GNMA, 4.537%, 11/20/2063(c)	1,190,328
8,079	GNMA, 4.541%, 12/20/2063(c)	8,170
4,050,031	GNMA, 4.542%, 4/20/2067(a)(c)	4,346,964
7,058,745	GNMA, 4.548%, with various maturities in 2063(a)(c)(i)	7,158,667
12,204,749	GNMA, 4.549%, with various maturities from 2062 to 2067(a)(c)(i)	13,085,026
8,040	GNMA, 4.550%, 5/20/2061(a)(c)	8,027
4,138,053	GNMA, 4.556%, 6/20/2064(a)(c)	4,366,329
468,602	GNMA, 4.557%, 2/20/2066(c)	493,960
1,968,132	GNMA, 4.559%, with various maturities from 2063 to 2067(c)(i)	2,058,882
168,232	GNMA, 4.561%, 4/20/2065(c)	177,813
2,475,182	GNMA, 4.562%, with various maturities from 2067 to 2068(a)(c)(i)	2,556,335
856,774	GNMA, 1-month LIBOR + 2.304%, 4.565%, 6/20/2065(b)	911,835
1,083,158	GNMA, 4.566%, 2/20/2067(c)	1,159,714
5,600,292	GNMA, 4.568%, 7/20/2065(a)(c)	5,945,662
812,999	GNMA, 4.577%, 10/20/2061(a)(c)	813,799
1,431,737	GNMA, 4.582%, 12/20/2063(c)	1,503,913
36,474	GNMA, 4.591%, 3/20/2063(c)	36,987
752,691	GNMA, 4.593%, 7/20/2067(c)	806,578
342,209	GNMA, 4.595%, 6/20/2063(c)	347,494
2,214,644	GNMA, 4.599%, with various maturities from 2063 to 2067(c)(i)	2,373,455
5,566,965	GNMA, 4.600%, with various maturities from 2063 to 2067(a)(c)(i)	5,956,813
257,825	GNMA, 4.601%, 7/20/2063(c)	261,564
2,384,916	GNMA, 4.603%, with various maturities from 2063 to 2067(a)(c)(i)	2,477,134
9,336,202	GNMA, 4.604%, 7/20/2067(a)(c)	10,009,854
402,434	GNMA, 4.606%, 6/20/2062(c)	404,498
3,909,884	GNMA, 4.607%, 8/20/2066(a)(c)	4,190,461
1,192,127	GNMA, 4.608%, 12/20/2063(c)	1,241,704
772,518	GNMA, 4.610%, 4/20/2067(c)	812,449
1,084,296	GNMA, 4.613%, 4/20/2067(c)	1,157,843
31,999	GNMA, 4.614%, 10/20/2062(c)	32,274
157,269	GNMA, 4.615%, 10/20/2062(c)	158,817
1,498,589	GNMA, 4.618%, 1/20/2067(a)(c)	1,606,898

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$226,515	GNMA, 4.619%, 4/20/2067(c)	$227,672
4,358,148	GNMA, 4.620%, 8/20/2067(a)(c)	4,717,269
490,085	GNMA, 4.621%, 7/20/2062(c)	494,444
231,376	GNMA, 4.627%, 9/20/2062(c)	233,856
50,833	GNMA, 4.632%, 9/20/2063(c)	53,427
314,182	GNMA, 4.634%, 3/20/2062(c)	315,341
9,253	GNMA, 4.643%, 5/20/2062(c)	9,308
33,843	GNMA, 4.645%, 8/20/2061(c)	34,042
1,968,968	GNMA, 4.647%, 12/20/2061(a)(c)	1,988,396
3,094,356	GNMA, 4.650%, with various maturities from 2061 to 2066(a)(c)(i)	3,295,928
46,945	GNMA, 4.651%, 1/20/2064(c)	49,541
6,901,358	GNMA, 4.652%, 5/20/2067(a)(c)	7,437,406
3,292,112	GNMA, 4.654%, 3/20/2067(a)(c)	3,584,553
11,100	GNMA, 4.661%, 2/20/2062(c)	11,140
39,743	GNMA, 4.664%, 2/20/2067(c)	42,481
3,047,831	GNMA, 4.665%, 2/20/2062(a)(c)	3,061,048
1,043,229	GNMA, 4.670%, 10/20/2064(c)	1,101,349
9,735	GNMA, 4.672%, 3/20/2062(c)	9,877
754,491	GNMA, 4.674%, 11/20/2063(c)	796,841
1,440,323	GNMA, 4.688%, 5/20/2064(a)(c)	1,524,637
438,653	GNMA, 4.700%, with various maturities in 2061(a)(c)(i)	445,041
78,943	GNMA, 4.701%, 8/20/2061(c)	79,118
4,156	GNMA, 4.707%, 3/20/2061(c)	4,213
355,179	GNMA, 4.709%, 8/20/2062(c)	357,709
147,530	GNMA, 4.717%, 4/20/2062(c)	151,427
582,634	GNMA, 4.728%, 12/20/2063(c)	607,031
121,975	GNMA, 4.737%, 1/20/2062(c)	122,441
10	GNMA, 4.740%, 10/20/2060(c)	11
5,453	GNMA, 4.810%, with various maturities from 2060 to 2061(c)(i)	5,877
106,725	GNMA, 4.903%, 6/20/2061(a)(c)	107,131
313,543	GNMA, 4.910%, 1/20/2062(c)	323,396
12,521	GNMA, 4.969%, 3/20/2062(c)	12,620
1,334	GNMA, 5.060%, 6/20/2061(c)	1,458
56,417	GNMA, 5.140%, 5/20/2060(c)	57,207
3,678	GNMA, 5.160%, 9/20/2063(c)	3,720
14,349	GNMA, 5.161%, 2/20/2062(c)	14,490
69,602	GNMA, 5.240%, 5/20/2060(c)	70,350
65,824	GNMA, 5.309%, 7/20/2060(c)	66,459
492	GNMA, 5.359%, 3/20/2064(c)	512
2,330	GNMA, 5.379%, with various maturities from 2061 to 2062(c)(i)	2,410
1,035	GNMA, 5.413%, 11/20/2063(c)	1,064
89,768	GNMA, 5.460%, with various maturities from 2059 to 2060(c)(i)	90,546
96	GNMA, 5.470%, with various maturities in 2059(c)(i)	103
33,006	GNMA, 5.500%, with various maturities from 2058 to 2060(c)(i)	33,619

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$6,583	GNMA, 5.585%, 11/20/2059(c)	$7,208
85,820	GNMA, 5.592%, 2/20/2060(c)	86,682
32,338	GNMA, 5.610%, 12/20/2059(c)	32,661
439	GNMA, 5.647%, 9/20/2059(c)	473
908	GNMA, 5.678%, 6/20/2061(c)	943
6,950	GNMA, 5.722%, 6/20/2059(c)	7,315
80,000,000	GNMA (TBA), 4.500%, 1/01/2049(j)	82,779,687
		594,779,510
	Non-Agency Commercial Mortgage-Backed Securities – 7.7%
5,595,000	COMM Mortgage Trust, Series 2013-WWP, Class A2, 3.424%, 3/10/2031, 144A	5,685,955
2,424,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A(a)	2,374,451
2,572,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR13, Class A4, 4.194%, 11/10/2046(a)(c)	2,672,898
412,583	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	412,132
2,670,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047(a)	2,691,392
1,220,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A4, 3.691%, 3/10/2047	1,236,483
1,300,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,332,733
2,520,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS5, Class A4, 3.838%, 9/10/2047(a)	2,573,236
1,200,000	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	1,211,579
2,605,000	Commercial Mortgage Trust, Series 2013-CR6, Class A4, 3.101%, 3/10/2046(a)	2,590,380
3,110,000	Commercial Mortgage Trust, Series 2015-DC1, Class A5, 3.350%, 2/10/2048(a)	3,085,057
3,015,000	Commercial Mortgage Trust, Series 2016-SAVA, Class C, 1-month LIBOR + 3.000%, 5.349%, 10/15/2034, 144A(b)	3,013,277
5,200,000	GS Mortgage Securities Corp. II, Series 2013-KING, Class C, 3.435%, 12/10/2027, 144A(a)(c)	5,176,052
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(a)(c)	5,690,429
3,461,000	GS Mortgage Securities Trust, Series 2013-GC16, Class B, 5.161%, 11/10/2046(a)(c)	3,660,750
2,930,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047(a)	3,017,609
1,416,000	GS Mortgage Securities Trust, Series 2014-GC20, Class A5, 3.998%, 4/10/2047	1,460,963
3,425,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A(a)	3,395,608
1,628,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047(a)	1,637,170
2,735,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134%, 12/15/2048(a)	2,717,906
3,390,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047(a)	3,410,453
1,000,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.485%, 6/15/2044, 144A(c)	996,775
3,135,000	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class A2, 3.705%, 2/05/2035, 144A(a)(c)	3,065,789
3,475,000	RBS Commercial Funding, Inc., Trust, Series 2013-SMV, Class C, 3.584%, 3/11/2031, 144A(c)	3,358,224

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$1,905,314	Starwood Retail Property Trust, Inc., Series 2014-STAR, Class A, 1-month LIBOR + 1.220%, 3.675%, 11/15/2027, 144A(a)(b)	$1,850,008
6,500,000	Starwood Retail Property Trust, Inc., Series 2014-STAR, Class B, 1-month LIBOR + 1.650%, 4.105%, 11/15/2027, 144A(a)(b)	6,287,620
4,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class ASB, 3.400%, 6/15/2048(a)	4,037,729
1,465,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A4, 3.723%, 5/15/2047	1,488,010
1,635,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A5, 3.995%, 5/15/2047	1,682,588
4,632,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047(a)	4,697,303
		86,510,559
	Total Bonds and Notes (Identified Cost $1,536,962,223)	1,497,540,670
Loan Participations – 0.4%
	ABS Other – 0.4%
4,982,645	Harbour Aircraft Investments Ltd., Series 2017-1, Class A, 4.000%, 11/15/2037(d) (Identified Cost $4,952,441)	4,969,047
Short-Term Investments – 1.8%
7,658,484	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2018 at 1.500% to be repurchased at $7,659,122 on 1/02/2019 collateralized by $7,970,000 U.S. Treasury Bond, 2.750% due 8/15/2042 valued at $7,685,965; $130,000 U.S. Treasury Note, 2.875% due 9/30/2023 valued at $132,713 including accrued interest(k)	7,658,484
10,125,000	U.S. Treasury Bills, 2.396%, 4/18/2019(l)	10,053,637
2,855,000	U.S. Treasury Bills, 2.550%, 10/10/2019(a)(l)	2,798,870
	Total Short-Term Investments (Identified Cost $20,509,350)	20,510,991
	Total Investments – 135.5% (Identified Cost $1,562,424,014)	1,523,020,708
	Other assets less liabilities – (35.5)%	(399,169,956)
	Net Assets – 100.0%	$1,123,850,752

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of December 31, 2018, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$2,135,696	0.2%	$1,449,515	0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.
(b)	Variable rate security. Rate as of December 31, 2018 is disclosed.
(c)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2018 is disclosed.

(d)	Level 3 security. Value has been determined using significant unobservable inputs.
(e)	Fair valued by the Fund’s adviser. At December 31, 2018, the value of these securities amounted to $1,449,515 or 0.1% of net assets.
(f)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(g)	Illiquid security.
(h)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2018, the value of this security amounted to $2,135,696 or 0.2% of net assets.

(i)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(j)

When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(k)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the value of Rule 144A holdings amounted to $325,086,070 or 28.9% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
ARS	Auction Rate Security
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
SLM	Sallie Mae
TBA	To Be Announced

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2018, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
30 Year U.S. Treasury Bond	3/20/2019	250	$34,887,807	$36,500,000	$1,612,193
Ultra 10 Year U.S. Treasury Note	3/20/2019	27	3,411,334	3,512,109	100,775

Total					$1,712,968

At December 31, 2018, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	3/29/2019	103	$21,732,895	$21,868,188	$(135,293)
5 Year U.S. Treasury Note	3/29/2019	1,357	153,274,852	155,630,938	(2,356,086)

Total					$(2,491,379)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Home Equity	$—	$56,257,099	$167,982	(a)	$56,425,081
ABS Other	—	90,205,213	3,006,520	(b)	93,211,733
ABS Student Loan	—	41,875,745	8,424,719	(b)	50,300,464
Agency Commercial Mortgage-Backed Securities	—	110,800,586	234,675	(a)	111,035,261
Collateralized Mortgage Obligations	—	320,475,388	11,775,556	(c)	332,250,944
All Other Bonds and Notes*	—	854,317,187	—		854,317,187

Total Bonds and Notes	—	1,473,931,218	23,609,452		1,497,540,670

Loan Participations*	—	—	4,969,047	(b)	4,969,047
Short-Term Investments	—	20,510,991	—		20,510,991

Total Investments	—	1,494,442,209	28,578,499		1,523,020,708

Futures Contracts (unrealized appreciation)	1,712,968	—	—		1,712,968

Total	$1,712,968	$1,494,442,209	$28,578,499		$1,524,733,676

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(2,491,379)	$—	$—	$(2,491,379)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser ($1,046,858) or valued using broker-dealer bid prices ($10,728,698).

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2018 and/or December 31, 2018:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2018
Bonds and Notes
ABS Car Loan	$1,999,740	$—	$—	$—	$		$—	$—	$(1,999,740)	$—	$—
ABS Home Equity	179,995	—	(1,678)	248		—	(10,583)			167,982	(729)
ABS Other				(177)		3,006,697				3,006,520	(177)
ABS Student Loan	8,002,399	—	542	729		914,049	(493,000)	—	—	8,424,719	342
Agency Commercial Mortgage-Backed Securities	249,179	—	(9,067)	(5,437)		—	—	—	—	234,675	(5,437)
Collateralized Mortgage Obligations	12,852,557	—	(331,085)	(76,805)		—	(87,938)	4,065,279	(4,646,452)	11,775,556	(78,749)
Loan Participations
ABS Other	5,055,075	407	665	22,009		—	(109,109)	—	—	4,969,047	22,296

Total	$28,338,945	$407	$(340,623)	$(59,433)		$3,920,746	$(700,630)	$4,065,279	$(6,646,192)	$28,578,499	$(62,454)

Debt securities valued at $6,646,192 were transferred from Level 3 to Level 2 during the period ended December 31, 2018. At September 30, 2018, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At December 31, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $3,964,484 was transferred from Level 2 to Level 3 during the period ended December 31, 2018. At September 30, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2018, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

A debt security valued at $100,795 was transferred from Level 2 to Level 3 during the period ended December 31, 2018. At September 30, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2018 this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended December 31, 2018, the Fund used futures contracts to hedge against changes in interest rates.

The following is a summary of derivative instruments for the Fund, as of December 31, 2018:

Assets	Unrealized Appreciation on Futures Contracts
Exchange-traded assets derivatives Interest rate contracts	$1,712,968

Liabilities	Unrealized Depreciation on Futures Contracts
Exchange-traded liability derivatives Interest rate contracts	$(2,491,379)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the applicable Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of December 31,2018:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$615,001	$615,001

Industry Summary at December 31, 2018 (Unaudited)

Mortgage Related	52.9%
Collateralized Mortgage Obligations	29.6
ABS Car Loan	11.9
Agency Commercial Mortgage-Backed Securities	9.9
ABS Other	8.7
Non-Agency Commercial Mortgage-Backed Securities	7.7
ABS Home Equity	5.0
ABS Student Loan	4.5
Other Investments, less than 2% each	3.5
Short-Term Investments	1.8

Total Investments	135.5
Other assets less liabilities (including futures contracts)	(35.5)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2018 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 99.7% of Net Assets

	Aerospace & Defense – 1.6%
242,840	Aerojet Rocketdyne Holdings, Inc.(a)	$8,555,253
89,754	BWX Technologies, Inc.	3,431,296
		11,986,549
	Auto Components – 2.0%
187,145	Cooper Tire & Rubber Co.	6,050,398
95,349	Fox Factory Holding Corp.(a)	5,613,196
43,639	LCI Industries	2,915,085
		14,578,679
	Banks – 16.6%
60,290	Ameris Bancorp	1,909,384
246,943	BancorpSouth Bank	6,455,090
124,299	Bank OZK	2,837,746
187,369	Bryn Mawr Bank Corp.	6,445,493
93,559	Carolina Financial Corp.	2,768,411
200,538	Cathay General Bancorp	6,724,039
257,532	CenterState Bank Corp.	5,418,473
158,106	Chemical Financial Corp.	5,788,261
362,569	CVB Financial Corp.	7,334,771
286,314	First Financial Bancorp	6,791,368
85,671	First Financial Bankshares, Inc.	4,942,360
402,520	Home BancShares, Inc.	6,577,177
99,803	IBERIABANK Corp.	6,415,337
168,893	PacWest Bancorp	5,620,759
108,577	Pinnacle Financial Partners, Inc.	5,005,400
177,741	Popular, Inc.	8,392,930
123,419	Prosperity Bancshares, Inc.	7,689,004
48,656	Signature Bank	5,002,323
91,385	Texas Capital Bancshares, Inc.(a)	4,668,860
250,033	Triumph Bancorp, Inc.(a)	7,425,980
121,922	Wintrust Financial Corp.	8,106,594
		122,319,760
	Beverages – 0.9%
498,104	Cott Corp.	6,943,570
	Building Products – 2.0%
104,720	Armstrong World Industries, Inc.	6,095,751
64,990	Masonite International Corp.(a)	2,913,502
287,141	Resideo Technologies, Inc.(a)	5,900,747
		14,910,000
	Capital Markets – 1.5%
379,649	Donnelley Financial Solutions, Inc.(a)	5,326,475
132,092	Stifel Financial Corp.	5,471,251
		10,797,726

Shares	Description	Value (†)
Common Stocks – continued

	Chemicals – 3.8%
241,949	AdvanSix, Inc.(a)	$5,889,039
70,384	Ashland Global Holdings, Inc.	4,994,448
126,785	Cabot Corp.	5,444,148
48,283	Ingevity Corp.(a)	4,040,804
43,071	Minerals Technologies, Inc.	2,211,265
83,057	WR Grace & Co.	5,391,230
		27,970,934
	Commercial Services & Supplies – 3.6%
107,350	Clean Harbors, Inc.(a)	5,297,722
194,508	KAR Auction Services, Inc.	9,281,922
232,661	Kimball International, Inc.	3,301,460
175,017	Viad Corp.	8,766,601
		26,647,705
	Communications Equipment – 0.9%
279,340	Digi International, Inc.(a)	2,818,541
373,027	Viavi Solutions, Inc.(a)	3,748,921
		6,567,462
	Construction & Engineering – 0.3%
77,601	MYR Group, Inc.(a)	2,186,020
	Consumer Finance – 0.5%
147,228	PRA Group, Inc.(a)	3,587,946
	Distributors – 0.2%
53,467	Core-Mark Holding Co., Inc.	1,243,108
	Diversified Consumer Services – 1.3%
74,038	Adtalem Global Education, Inc.(a)	3,503,478
60,882	frontdoor, Inc.(a)	1,620,070
121,764	ServiceMaster Global Holdings, Inc.(a)	4,473,610
		9,597,158
	Diversified Financial Services – 0.5%
227,932	Cannae Holdings, Inc.(a)	3,902,196
	Electric Utilities – 1.4%
141,031	ALLETE, Inc.	10,749,383
	Electrical Equipment – 0.8%
228,520	TPI Composites, Inc.(a)	5,617,022
	Electronic Equipment, Instruments & Components – 3.3%
82,089	II-VI, Inc.(a)	2,664,609
99,149	Kimball Electronics, Inc.(a)	1,535,818
66,103	Littelfuse, Inc.	11,335,342
134,083	Methode Electronics, Inc.	3,122,793
21,451	Rogers Corp.(a)	2,124,936
181,363	Vishay Intertechnology, Inc.	3,266,348
		24,049,846

Shares	Description	Value (†)
Common Stocks – continued
	Energy Equipment & Services – 1.7%
200,231	Apergy Corp.(a)	$5,422,255
280,567	C&J Energy Services, Inc.(a)	3,787,655
130,923	KLX Energy Services Holdings, Inc.(a)	3,070,144
		12,280,054
	Entertainment – 0.3%
81,886	Liberty Media Corp.-Liberty Braves(a)	2,038,143
	Food Products – 3.3%
188,983	Darling Ingredients, Inc.(a)	3,636,033
50,327	J&J Snack Foods Corp.	7,276,781
445,961	Nomad Foods Ltd.(a)	7,456,468
68,692	Post Holdings, Inc.(a)	6,122,518
		24,491,800
	Health Care Equipment & Supplies – 2.2%
127,578	Avanos Medical, Inc.(a)	5,714,219
100,331	Quidel Corp.(a)	4,898,159
224,205	Varex Imaging Corp.(a)	5,309,174
		15,921,552
	Health Care Providers & Services – 1.0%
126,877	AMN Healthcare Services, Inc.(a)	7,188,851
	Hotels, Restaurants & Leisure – 2.3%
31,498	Churchill Downs, Inc.	7,683,622
17,148	Cracker Barrel Old Country Store, Inc.	2,741,279
88,340	Marriott Vacations Worldwide Corp.	6,228,854
		16,653,755
	Household Durables – 1.0%
54,501	Helen of Troy Ltd.(a)	7,149,441
	Independent Power & Renewable Electricity Producers – 2.0%
174,639	NextEra Energy Partners LP	7,518,209
323,120	Vistra Energy Corp.(a)	7,396,217
		14,914,426
	Industrial Conglomerates – 0.8%
168,376	Raven Industries, Inc.	6,093,527
	Insurance – 4.2%
219,731	Employers Holdings, Inc.	9,222,110
135,491	First American Financial Corp.	6,048,318
127,922	ProAssurance Corp.	5,188,516
58,719	Reinsurance Group of America, Inc.	8,234,166
58,123	Stewart Information Services Corp.	2,406,292
		31,099,402
	Interactive Media & Services – 0.3%
11,163	IAC/InterActiveCorp(a)	2,043,276

Shares	Description	Value (†)
Common Stocks – continued
	IT Services – 4.9%
457,421	Conduent, Inc.(a)	$4,862,385
119,697	CSG Systems International, Inc.	3,802,774
80,485	Euronet Worldwide, Inc.(a)	8,240,054
232,696	Genpact Ltd.	6,280,465
340,535	Perspecta, Inc.	5,864,013
49,509	WEX, Inc.(a)	6,934,230
		35,983,921
	Life Sciences Tools & Services – 0.9%
169,107	Cambrex Corp.(a)	6,385,480
	Machinery – 4.9%
44,493	Alamo Group, Inc.	3,440,199
179,029	Altra Industrial Motion Corp.	4,502,579
199,235	Columbus McKinnon Corp.	6,004,943
87,200	EnPro Industries, Inc.	5,240,720
128,270	Harsco Corp.(a)	2,547,442
42,170	John Bean Technologies Corp.	3,028,228
55,399	Kadant, Inc.	4,512,803
28,044	RBC Bearings, Inc.(a)	3,676,568
48,711	Standex International Corp.	3,272,405
		36,225,887
	Marine – 0.5%
55,258	Kirby Corp.(a)	3,722,179
	Media – 2.6%
169,129	GCI Liberty, Inc., Class A(a)	6,961,350
497,423	Gray Television, Inc.(a)	7,332,015
97,470	John Wiley & Sons, Inc., Class A	4,578,166
		18,871,531
	Metals & Mining – 0.4%
507,316	Ferroglobe R&W Trust(a)(b)(c)(d)	—
101,414	Haynes International, Inc.	2,677,330
		2,677,330
	Multi-Utilities – 1.8%
254,018	MDU Resources Group, Inc.	6,055,789
120,485	NorthWestern Corp.	7,161,629
		13,217,418
	Multiline Retail – 0.6%
156,040	Big Lots, Inc.	4,512,677
	Oil, Gas & Consumable Fuels – 1.1%
266,911	QEP Resources, Inc.(a)	1,502,709
623,853	SRC Energy, Inc.(a)	2,932,109
130,685	Viper Energy Partners LP	3,403,037
		7,837,855

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – 1.4%
171,718	Catalent, Inc.(a)	$5,354,167
170,362	Prestige Consumer Healthcare, Inc.(a)	5,260,779
		10,614,946
	Professional Services – 1.8%
69,320	Insperity, Inc.	6,471,715
175,860	Korn/Ferry International	6,953,505
		13,425,220
	REITs - Apartments – 0.7%
123,273	American Campus Communities, Inc.	5,102,269
	REITs - Diversified – 0.9%
100,657	CorePoint Lodging, Inc.	1,233,048
103,633	CyrusOne, Inc.	5,480,113
		6,713,161
	REITs - Health Care – 0.4%
168,558	Sabra Health Care REIT, Inc.	2,777,836
	REITs - Hotels – 0.7%
79,255	Ryman Hospitality Properties, Inc.	5,285,516
	REITs - Mortgage – 0.7%
571,570	iStar, Inc.	5,241,297
	REITs - Office Property – 0.9%
190,298	JBG SMITH Properties	6,624,273
	REITs - Shopping Centers – 1.2%
556,780	Retail Opportunity Investments Corp.	8,841,666
	REITs - Single Tenant – 0.6%
97,639	National Retail Properties, Inc.	4,736,468
	REITs - Storage – 1.0%
261,106	CubeSmart	7,491,131
	REITs - Warehouse/Industrials – 0.8%
208,288	Rexford Industrial Realty, Inc.	6,138,247
	Road & Rail – 1.4%
77,548	Genesee & Wyoming, Inc., Class A(a)	5,740,103
35,223	Old Dominion Freight Line, Inc.	4,349,688
		10,089,791
	Semiconductors & Semiconductor Equipment – 3.1%
114,472	Advanced Energy Industries, Inc.(a)	4,914,283
114,871	Mellanox Technologies Ltd.(a)	10,611,783
48,022	Semtech Corp.(a)	2,202,769
255,451	Ultra Clean Holdings, Inc.(a)	2,163,670
99,964	Versum Materials, Inc.	2,771,002
		22,663,507

Shares	Description	Value (†)
Common Stocks – continued
	Software – 2.6%
108,938	CommVault Systems, Inc.(a)	$6,437,146
56,957	LogMeIn, Inc.	4,645,982
321,372	TiVo Corp.	3,024,111
116,593	Verint Systems, Inc.(a)	4,933,050
		19,040,289
	Specialty Retail – 1.4%
135,970	Aaron’s, Inc.	5,717,538
53,284	Genesco, Inc.(a)	2,360,481
152,895	Sally Beauty Holdings, Inc.(a)	2,606,860
		10,684,879
	Technology Hardware, Storage & Peripherals – 0.4%
143,486	Cray, Inc.(a)	3,097,863
	Thrifts & Mortgage Finance – 1.7%
64,242	Federal Agricultural Mortgage Corp., Class C	3,882,787
197,970	Meta Financial Group, Inc.	3,838,638
226,339	OceanFirst Financial Corp.	5,094,891
		12,816,316
	Total Common Stocks (Identified Cost $611,389,236)	734,348,244
Closed-End Investment Companies – 0.3%
212,488	Hercules Capital, Inc. (Identified Cost $2,911,138)	2,347,993

Principal Amount
Short-Term Investments – 0.6%
$3,999,234	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2018 at 1.500% to be repurchased at $3,999,567 on 1/02/2019 collateralized by $3,310,000 U.S. Treasury Bond, 4.375% due 5/15/2041 valued at $4,079,492 including accrued interest(e) (Identified Cost $3,999,234)	3,999,234
	Total Investments – 100.6% (Identified Cost $618,299,608)	740,695,471
	Other assets less liabilities – (0.6)%	(4,431,114)

	Net Assets – 100.0%	$736,264,357

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Security subject to restrictions on resale. This security was acquired on November 29, 2016 at a cost of $0. At December 31, 2018, the value of this security amounted to $0.
(c)	Illiquid security.
(d)	Security classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2018, the value of this security amounted to $0 or 0.0% of net assets.
(e)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$734,348,244	$—	$—	$734,348,244
Closed-End Investment Companies	2,347,993	—	—	2,347,993
Short-Term Investments	—	3,999,234	—	3,999,234

Total	$736,696,237	$3,999,234	$—	$740,695,471

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at December 31, 2018 (Unaudited)

Banks	16.6%
Machinery	4.9
IT Services	4.9
Insurance	4.2
Chemicals	3.8
Commercial Services & Supplies	3.6
Food Products	3.3
Electronic Equipment, Instruments & Components	3.3
Semiconductors & Semiconductor Equipment	3.1
Software	2.6
Media	2.6
Hotels, Restaurants & Leisure	2.3
Health Care Equipment & Supplies	2.2
Independent Power & Renewable Electricity Producers	2.0
Building Products	2.0
Auto Components	2.0
Other Investments, less than 2% each	36.6
Short-Term Investments	0.6

Total Investments	100.6
Other assets less liabilities	(0.6)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Kevin Charleston
Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	February 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Charleston
Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	February 21, 2019

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	February 21, 2019